As filed with the Securities and Exchange Commission on February 26, 2016

Securities Act File No. 333-156770

Investment Company Act File No. 811-22264

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment  ☐

Post-Effective Amendment No. 23  ☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 28  ☒

(Check appropriate box or boxes)

THE MOTLEY FOOL FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

Alexandria, VA 22314

(Address of Principal Executive Offices, including Zip Code)

(703) 302-1100

(Registrant’s Telephone Number, including Area Code)

Denise Coursey
Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

Alexandria, VA 22314

(Name and Address of Agent for Service)

COPY TO:

Christopher D. Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)

☒ On February 29, 2016 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

dated February 29, 2016

Motley Fool Independence Fund

Institutional Shares

Ticker: FOIIX

Motley Fool Great America Fund

Institutional Shares

Ticker: FOGIX

Motley Fool Epic Voyage Fund

Institutional Shares

Ticker: FOEIX

Each a series of The Motley Fool Funds Trust

2000 Duke Street, Suite 175
Alexandria, VA 22314

The investment objective of the Motley Fool Independence Fund, the Motley Fool Great America Fund and the Motley Fool Epic Voyage Fund (each a “Fund” and together the “Funds”) is to achieve long-term capital appreciation. The Motley Fool Independence Fund pursues its objective by investing primarily in common stocks of U.S. companies and of companies that are organized under the laws of other countries around the world. The Motley Fool Great America Fund pursues its objective by investing primarily in common stocks of companies that are organized in the United States and that are engaged in a broad range of industries. The Motley Fool Epic Voyage Fund pursues its objective by investing primarily in common stocks of foreign companies.

This prospectus has information about the Funds’ Institutional Shares that you should know before you invest. You should read it carefully and keep it with your investment records.

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved the Funds’ shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Motley Fool Independence Fund Summary Section	1
Motley Fool Great America Fund Summary Section	7
Motley Fool Epic Voyage Fund Summary Section	13
Fund Goals and Strategies	19
Principal Risks	24
Additional Principal Risks of the Independence Fund and the Epic Voyage Fund	25
Who Should Invest in the Funds?	26
Non-Principal Fund Investment Practices and their Risks	27
Non-Principal Risks of Investing in the Funds	32
Management of the Funds	33
Fund Expenses	36
Net Asset Value	37
How to Buy Shares	38
How to Redeem Shares	42
How to Exchange Shares	45
Share Class Conversion	46
Dividends, Distributions, and Taxes	46
Miscellaneous Information	48
General Information	48
Financial Highlights	50

No securities dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus or in approved sales literature in connection with the offer contained herein, and if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or The Motley Fool Funds Trust. This prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer.

MOTLEY FOOL INDEPENDENCE FUND

(The “INDEPENDENCE FUND”)

SUMMARY SECTION

Investment Objective

The investment objective of the Independence Fund is to achieve long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Independence Fund’s Institutional Shares.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE
Redemption Fee (as percentage of amount redeemed) (on shares held for 90 days or less)	2.00%
Exchange Fee	NONE
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	$24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.85%
Distribution (12b-1) Fees	NONE
Other Expenses	1.29%
Total Annual Fund Operating Expenses	2.14%
Less: Contractual Expense Limitation	(1.19	)%(a)
Total Annual Operating Expenses After Expense Limitation	0.95%

(a)         The Adviser has contractually agreed to pay, waive or absorb a portion of the Independence Fund’s Institutional Shares expenses through the end of February 2017, or such later date as may be determined by the Independence Fund and the Adviser, to the extent necessary to limit operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 0.95% annually of average daily net assets.  If the excluded expenses are incurred, the Independence Fund’s operating expenses will be higher than 0.95% annually.   The Adviser may recover from the Independence Fund’s Institutional Shares fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 0.95% annually of average daily net assets or, if less, the expense limitation that was in place at the time the fees or expenses were paid, waived or absorbed. The expense limitation agreement will terminate automatically if the Adviser, or an affiliate of the Adviser, is no longer serving as investment adviser to the Independence Fund, but otherwise it can be terminated only by the Independence Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Independence Fund’s Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Independence Fund’s Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that:  (1) your investment has a 5% return each year, and (2) the Independence Fund’s Institutional Shares operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

1 Year	3 Years	5 Years	10 Years
$97	$555	$1,040	$2,378

Portfolio Turnover

The Independence Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Independence Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Independence Fund’s performance. During the most recent fiscal year, the Independence Fund’s portfolio turnover rate was 21%.

Principal Investment Strategies

The Independence Fund pursues its investment objective by investing primarily in common stocks of U.S. companies and common stocks and depositary receipts of companies that are organized under the laws of other countries around the world.  Under normal market circumstances, the Independence Fund seeks to stay fully invested and does not attempt to time the market.  Although the fund does not have market capitalization constraints for its investments, it is expected that investments in the securities of U.S. companies having smaller market capitalizations and the securities in foreign companies, including companies organized under the laws of emerging market countries, will be important components of the Independence Fund’s investment program. As a result, the Independence Fund has the freedom to go anywhere to make investments for its shareholders.

In identifying investments for the Independence Fund, the Adviser looks for securities of companies that have high-quality businesses with strong market positions, manageable leverage, and robust streams of free cash flow, and trade at attractive prices.  In managing the Independence Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Independence Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes are undervalued and offer the best overall potential for capital appreciation.  The Independence Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Independence Fund prefers to invest in high-quality businesses when possible.  To identify these high-quality businesses, the Adviser evaluates the quality of a company using four criteria:  management, the economics of the business, competitive advantage, and the durability of its competitive advantage period.

Management

The Adviser believes that high-quality, motivated managers are a key element to long-term success at many businesses. In short, it takes a very special kind of business to survive poor management. The Adviser’s process reviews managers on a multi-faceted basis focusing on several factors, including tenure, capital allocation, and alignment of incentives.

Economics of the Business

The Adviser believes that there is little more important than the economic performance of the business as a signal for quality. The Adviser’s process looks at the company’s long-term return on capital, business model, relative and absolute margins and other key performance indicators to gain insight into its potential for future performance.

Competitive Advantage

The Adviser seeks companies that offer certain characteristics that allow them to generate outsized returns on capital on an absolute basis as well as in comparison to their peers. Competitive advantages may include pricing power, geographic barriers to entry, regulatory barriers to entry and superior branding, among others.

2

Durability of Competitive Advantage Period

Companies often display superior economics over the short term due to favorable product cycles, customer preference, temporary structural or tactical advantages or other components. As the Adviser’s desire is to own companies in the Funds that can be kept in the portfolios for many years, a core part of the Adviser’s process is to consider what the company might look like over a period of ten or more years. The Adviser considers whether the company seems likely to grow, to increase profitability through additional products or other offerings, and if it has optionality that may make it a larger, stronger business in the future than it might be today.

Although there is no limitation on the percentage of the Independence Fund’s net assets that may be invested in securities of foreign companies, such investments generally will not constitute more than 50% of the Independence Fund’s net assets.  To limit the risks associated with highly concentrated holdings, the Independence Fund does not invest more than 5% of its net assets in any one class of the securities of any one issuer at the time of purchase.

Principal Investment Risks

The value of the Independence Fund’s investments may increase or decrease, which will cause the value of the Independence Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Independence Fund, and there can be no assurance that the Independence Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Independence Fund’s investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Investments in Small and Mid-Capitalization Companies

The Independence Fund invests in securities of companies of all sizes, including those that have relatively small market capitalizations.  Investments in securities of these companies involve greater risks than do investments in larger, more established companies. The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to the company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Independence Fund pursues a “value style” of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow.  If the Adviser’s assessment of a company’s value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Independence Fund could suffer losses or produce poor performance relative to other funds.  In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Foreign Investments

The Independence Fund invests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies, including the risks associated with fluctuations in foreign currency exchange rates, unreliable and untimely information about issuers, and political and economic instability.

3

Emerging Market Countries

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. In many less developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets. The securities markets of certain countries in which the Independence Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those of more developed markets.

Depositary Receipts

The Independence Fund may purchase depositary receipts (ADRs, EDRs, GDRs, and NVDRs) to facilitate its investments in foreign securities. By investing in ADRs rather than investing directly in the securities of foreign issuers, the Independence Fund can avoid currency risks during the settlement period for purchase and sales. However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers.

Performance Information:  The bar chart and performance table below illustrate the risks and volatility of an investment in the Independence Fund. The Independence Fund’s past performance, both before and after taxes, does not necessarily indicate how the Independence Fund will perform in the future.

The bar chart shows changes in the performance of the Independence Fund’s Institutional Shares from year to year.

Best Quarter: 3.66% in the quarter ended December 31, 2015

Worst Quarter: (9.38)% in the quarter ended September 30, 2015

The performance table shows how the Independence Fund’s Institutional Shares average annual total returns for the periods indicated compare with those of the FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index and the MSCI World Index, each a broad measure of market performance.

4

PERFORMANCE TABLE

(Average annual total returns for the periods ended December 31, 2015)

	1 Year	Since Inception, June 17, 2014
Motley Fool Independence Fund - Institutional Shares
Return Before Taxes	(1.37)%	0.03%
Return After Taxes on Distributions	(1.45)%	(0.36)%
Return After Taxes on Distributions and Sale of Fund Shares	(0.76)%	0.01%
FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index (reflects no deduction for fees and expenses)	(0.95)%	(1.51)%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	(0.32)%	(0.23)%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Independence Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Independence Fund shares immediately after the relevant period.

The Independence Fund has changed its benchmark index from the MSCI World Index to the FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index because it more appropriately reflects the types of securities held in the Fund’s portfolio and provides better comparative performance information.

Management

Investment Adviser

Motley Fool Asset Management, LLC serves as the Independence Fund’s investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with the Fund
William H. Mann III	Chief Investment Officer; Senior Portfolio Manager	2009
William S. Barker, CFA	Portfolio Manager	2009
Anthony L. Arsta	Portfolio Manager	2009
Nathan G. Weisshaar, CFA	Portfolio Manager	2014
David A. Meier	Portfolio Manager	2014
Bryan C. Hinmon, CFA	Portfolio Manager	2014
Charles L. Travers Jr.	Portfolio Manager	2014

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Independence Fund on any business day online or through our website at www.foolfunds.com, by mail (Motley Fool Funds, P.O. Box 9780, Providence, RI 02940-9780), by express/overnight mail (Motley Fool Funds, 4400 Computer Dr., Westborough, MA 01581-1722), or by telephone at 1-888-863-8803. The minimum initial investment in the Independence Fund’s Institutional Shares is $100,000. Subsequent investments in an account may be made in any amount. The initial investment minimum may be waived in certain circumstances.

5

Tax Information

The Independence Fund’s distributions will generally be taxable to you as ordinary income, qualified dividend income or capital gains, unless your investment is held through an IRA or other tax-advantaged account.  Distributions on investments made through tax-advantaged accounts may be taxed upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Independence Fund through a broker-dealer or other financial intermediary (such as a bank), the Independence Fund and its related companies may pay the intermediary for the sale of Independence Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Independence Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

MOTLEY FOOL GREAT AMERICA FUND

(THE “GREAT AMERICA FUND”)

SUMMARY SECTION

Investment Objective

The investment objective of the Great America Fund is to achieve long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Great America Fund’s Institutional Shares.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE
Redemption Fee (as a percentage of amount redeemed) (on shares held for 90 days or less)	2.00%
Exchange Fee	NONE
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	$24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.85%
Distribution (12b-1) Fees	NONE
Other Expenses	1.60%
Total Annual Fund Operating Expenses	2.45%
Less: Contractual Expense Limitation	(1.50	)%(a)
Total Annual Operating Expenses After Expense Limitation	0.95%

(a)                                 The Adviser has contractually agreed to pay, waive or absorb a portion of the Great America Fund’s Institutional Shares expenses through the end of February 2017, or such later date as may be determined by the Great America Fund and the Adviser, to the extent necessary to limit operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 0.95% annually of average daily net assets.  If the excluded expenses are incurred, operating expenses will be higher than 0.95% annually. The Adviser may recover from the Great America Fund’s Institutional Shares fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 0.95% annually of average daily net assets or, if less, the expense limitation that was in place at the time the fees or expenses were paid, waived or absorbed. The expense limitation agreement will terminate automatically if the Adviser, or an affiliate of the Adviser, is no longer serving as investment adviser to the Great America Fund, but otherwise it can be terminated only by the Great America Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Great America Fund’s Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Great America Fund’s Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that:  (1) your investment has a 5% return each year and (2) the Great America Fund’s Institutional Shares operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

7

1 Year	3 Years	5 Years	10 Years
$97	$620	$1,170	$2,672

Portfolio Turnover

The Great America Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Great America Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Great America Fund’s performance. During the most recent fiscal year, the Great America Fund’s portfolio turnover rate was 30%.

Principal Investment Strategies

The Great America Fund pursues its investment objective by investing primarily in common stocks of companies organized in the United States that are engaged in a broad range of industries.  Under normal market conditions, the Great America Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by United States companies. The Great America Fund employs a value-based investment strategy that seeks long-term capital appreciation by acquiring securities of high-quality companies at prices the Great America Fund’s investment adviser, Motley Fool Asset Management, LLC (the “Adviser”), believes to be attractive.  Although the Great America Fund may invest in companies with any market capitalization, the Adviser expects that investments in the securities of United States companies having smaller- and mid-market capitalizations will be important components of the Great America Fund’s investment program.  Consequently, under normal market conditions, the Great America Fund limits its investments in large capitalization companies to no more than 25% of its net assets.  For this purpose, the Adviser defines large capitalization companies as the largest 200 companies in the U.S. by market capitalization as calculated and ranked at the end of each calendar quarter by a third-party aggregator of market data, such as Bloomberg or Reuters.  The Adviser believes that investors in the Great America Fund should have a long-term investment horizon of at least three years.

Under normal market circumstances, the Great America Fund seeks to stay fully invested and does not attempt to time the market. In identifying investments for the Great America Fund, the Adviser looks for securities of high-quality businesses with strong market positions, manageable leverage, and robust streams of free cash flow, and trade at attractive prices. In managing the Great America Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Great America Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for long-term growth of capital.  The Great America Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Great America Fund prefers to invest in high-quality businesses when possible. To identify these high-quality businesses, the Adviser evaluates the quality of a company using four criteria: management, the economics of the business, competitive advantage, and the durability of its competitive advantage period.

Management

The Adviser believes that high-quality, motivated managers are a key element to long-term success at many businesses. In short, it takes a very special kind of business to survive poor management. The Adviser’s process reviews managers on a multi-faceted basis focusing on several factors, including tenure, capital allocation, and alignment of incentives.

Economics of the Business

The Adviser believes that there is little more important than the economic performance of the business as a signal for quality. The Adviser’s process looks at the company’s long-term return on capital, business model, relative and absolute margins and other key performance indicators to gain insight into its potential for future performance.

8

Competitive Advantage

The Adviser seeks companies that offer certain characteristics that allow them to generate outsized returns on capital on an absolute basis as well as in comparison to their peers. Competitive advantages may include pricing power, geographic barriers to entry, regulatory barriers to entry and superior branding, among others.

Durability of Competitive Advantage Period

Companies often display superior economics over the short term due to favorable product cycles, customer preference, temporary structural or tactical advantages or other components. As the Adviser’s desire is to own companies in the Funds that can be kept in the portfolios for many years, a core part of the Adviser’s process is to consider what the company might look like over a period of ten or more years. The Adviser considers whether the company seems likely to grow, to increase profitability through additional products or other offerings, and if it has optionality that may make it a larger, stronger business in the future than it might be today.

The Great America Fund’s investment portfolio is generally composed of at least 30 investment positions, with the 10 largest positions representing not more than 40% of the Great America Fund’s net assets.  To limit the risks associated with highly concentrated holdings, the Great America Fund generally does not invest more than 5% of its net assets in securities of any one issuer at the time of purchase.

Principal Investment Risks

The value of the Great America Fund’s investments may increase or decrease, which will cause the value of the Great America Fund’s shares to increase or decrease.  As a result, you may lose money on your investment in the Great America Fund, and there can be no assurance that the Great America Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Great America Fund’s investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Investments in Small and Mid-Capitalization Companies

The Great America Fund invests in securities of small- and mid-capitalization companies.  Investments in securities of these companies may involve greater risks than do investments in larger, more established companies. The prices of securities of small- and mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Great America Fund pursues a “value style” of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow.  If the Adviser’s assessment of a company’s value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Great America Fund could suffer losses or produce poor performance relative to other funds.  In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

9

Performance Information:  The bar chart and performance table below illustrate the risks and volatility of an investment in the Great America Fund. The Great America Fund’s past performance, both before and after taxes, does not necessarily indicate how the Great America Fund will perform in the future.

The bar chart shows changes in the performance of the Great America Fund’s Institutional Shares from year to year.

Best Quarter: 4.81% in the quarter ended March 31, 2015

Worst Quarter: (9.81)% in the quarter ended September 30, 2015

The performance table shows how the Great America Fund’s Institutional Shares average annual total returns for the periods indicated compare with those of the Russell MidCap Index, a broad measure of market performance and the Russell 2000 Index, a more narrow measure of market performance.

PERFORMANCE TABLE

(Average annual total returns for the periods ended December 31, 2015)

	1 Year	Since Inception, June 17, 2014
Motley Fool Great America Fund - Institutional Shares
Return Before Taxes	(2.74)%	2.62%
Return After Taxes on Distributions	(2.81)%	2.53%
Return After Taxes on Distributions and Sale of Fund Shares	(1.49)%	2.00%
Russell MidCap Index (reflects no deduction for fees, expenses or taxes)	(2.44)%	1.94%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.41)%	(0.91)%

10

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Great America Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Great America Fund shares immediately after the relevant period.

Please note that the Adviser has added a secondary index for the Great America Fund, the Russell 2000 Index. The Great America Fund’s primary benchmark, the Russell Midcap Index, remains unchanged. The Principal Investment Strategies of the Great America Fund emphasize investments in both small- and mid-market capitalization companies. As the name implies, the Russell Midcap Index tracks mid-cap companies and is the single best broad-based benchmark for the Great America Fund. However, the Great America Fund also invests in small-cap companies, many of which are constituents of the small-cap Russell 2000 Index. By providing the performance history of the Russell 2000 Index alongside the Russell Midcap Index, the Adviser believes they are providing additional information which is relevant to the Great America Fund’s current and prospective investors.

Management

Investment Adviser

Motley Fool Asset Management, LLC serves as the Great America Fund’s investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with the Fund
William H. Mann III	Chief Investment Officer; Senior Portfolio Manager	2009
William S. Barker, CFA	Portfolio Manager	2009
Anthony L. Arsta	Portfolio Manager	2009
Nathan G. Weisshaar, CFA	Portfolio Manager	2014
David A. Meier	Portfolio Manager	2014
Bryan C. Hinmon, CFA	Portfolio Manager	2014
Charles L. Travers Jr.	Portfolio Manager	2014

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Great America Fund on any business day online or through our website at www.foolfunds.com, by mail (Motley Fool Funds, P.O. Box 9780, Providence, RI 02940-9780), by express/overnight mail (Motley Fool Funds, 4400 Computer Dr., Westborough, MA 01581-1722), or by telephone at 1-888-863-8803. The minimum initial investment in the Great America Fund’s Institutional Shares is $100,000. Subsequent investments in an account may be made in any amount. The initial investment minimum may be waived in certain circumstances.

Tax Information

The Great America Fund’s distributions will generally be taxable to you as ordinary income, qualified dividend income or capital gains, unless your investment is held through an IRA or other tax-advantaged account.  Distributions on investments made through tax-advantaged accounts may be taxed upon withdrawal of assets from those accounts.

11

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Great America Fund through a broker-dealer or other financial intermediary (such as a bank), the Great America Fund and its related companies may pay the intermediary for the sale of Great America Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Great America Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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MOTLEY FOOL EPIC VOYAGE FUND

(THE “EPIC VOYAGE FUND”)

SUMMARY SECTION

Investment Objective

The investment objective of the Epic Voyage Fund is to achieve long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Epic Voyage Fund’s Institutional Shares.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE
Redemption Fee (as percentage of amount redeemed) (on shares held for 90 days or less)	2.00%
Exchange Fee	NONE
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	$24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.85%
Distribution (12b-1) Fees	NONE
Other Expenses	5.06%
Total Annual Fund Operating Expenses	5.91%
Less: Contractual Expense Limitation	(4.98	)%(a)
Total Annual Operating Expenses After Expense Limitation	0.93%

(a)         The Adviser has contractually agreed to pay, waive or absorb a portion of the Epic Voyage Fund’s Institutional Shares expenses through the end of February 2017, or such later date as may be determined by the Epic Voyage Fund and the Adviser, to the extent necessary to limit operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 0.95% annually of average daily net assets.  If the excluded expenses are incurred, operating expenses will be higher than 0.95% annually.  The Adviser may recover from the Epic Voyage Fund’s Institutional Shares fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 0.95% annually of average daily net assets or, if less, the expense limitation that was in place at the time the fees or expenses were paid, waived or absorbed. The expense limitation agreement will terminate automatically if the Adviser, or an affiliate of the Adviser, is no longer serving as investment adviser to the Epic Voyage Fund, but otherwise it can be terminated only by the Epic Voyage Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Epic Voyage Fund’s Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Epic Voyage Fund’s Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that:  (1) your investment has a 5% return each year, and (2) the Epic Voyage Fund’s Institutional Shares operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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1 Year	3 Years	5 Years	10 Years
$95	$1,314	$2,511	$5,409

Portfolio Turnover

The Epic Voyage Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Epic Voyage Fund’s performance. During the most recent fiscal year, the Epic Voyage Fund’s portfolio turnover rate was 20%.

Principal Investment Strategies

The Epic Voyage Fund pursues its investment objective by investing primarily in common stocks of foreign companies.  The Adviser defines foreign companies as companies located or organized outside the United States or whose primary business is carried on outside the United States.  Under normal market circumstances, the Epic Voyage Fund seeks to stay fully invested and does not attempt to time the market.  Because of the Epic Voyage Fund’s value focus, it is expected that investments in the securities of foreign companies, including depositary receipts, having smaller market capitalizations (less than $2 billion), including companies in emerging market countries, will be important components of the Epic Voyage Fund’s investment program, although the Epic Voyage Fund may invest in issuers of all capitalization sizes.

In identifying investments for the Epic Voyage Fund, the Adviser looks for securities of companies that have high-quality businesses with strong market positions, manageable leverage, and robust streams of free cash flow, and trade at attractive prices. In managing the Epic Voyage Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Epic Voyage Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for capital appreciation.  The Epic Voyage Fund seeks investment returns that exceed the return of the Russell Global ex-US Index.  The Adviser will generally sell securities when it believes they have exceeded their intrinsic value, as well as to meet redemptions or to pursue what it views as more promising opportunities.

The Epic Voyage Fund prefers to invest in high-quality businesses when possible. To identify these high-quality businesses, the Adviser evaluates the quality of a company using four criteria: management, the economics of the business, competitive advantage, and the durability of its competitive advantage period.

Management

The Adviser believes that high-quality, motivated managers are a key element to long-term success at many businesses. In short, it takes a very special kind of business to survive poor management. The Adviser’s process reviews managers on a multi-faceted basis focusing on several factors, including tenure, capital allocation, and alignment of incentives.

Economics of the Business

The Adviser believes that there is little more important than the economic performance of the business as a signal for quality. The Adviser’s process looks at the company’s long-term return on capital, business model, relative and absolute margins and other key performance indicators to gain insight into its potential for future performance.

Competitive Advantage

The Adviser seeks companies that offer certain characteristics that allow them to generate outsized returns on capital on an absolute basis as well as in comparison to their peers. Competitive advantages may include pricing power, geographic barriers to entry, regulatory barriers to entry and superior branding, among others.

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Durability of Competitive Advantage Period

Companies often display superior economics over the short term due to favorable product cycles, customer preference, temporary structural or tactical advantages or other components. As the Adviser’s desire is to own companies in the Funds that can be kept in the portfolios for many years, a core part of the Adviser’s process is to consider what the company might look like over a period of ten or more years. The Adviser considers whether the company seems likely to grow, to increase profitability through additional products or other offerings, and if it has optionality that may make it a larger, stronger business in the future than it might be today.

The Epic Voyage Fund may not invest more than 10% of its net assets in securities of companies that are not foreign companies.  To limit the risks associated with highly concentrated holdings, the Epic Voyage Fund does not invest more than 5% of its net assets in any one class of security of any one issuer at the time of purchase.

Principal Investment Risks

The value of the Epic Voyage Fund’s investments may increase or decrease, which will cause the value of the Epic Voyage Fund’s shares to increase or decrease.  As a result, you may lose money on your investment in the Epic Voyage Fund, and there can be no assurance that the Epic Voyage Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services).  General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Epic Voyage Fund’s investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Foreign Investments

The Epic Voyage Fund invests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies, including the risks associated with fluctuations in foreign currency exchange rates, unreliable and untimely information about issuers, and political and economic instability.

Emerging Market Countries

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets.  In many less developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets.  The securities markets of certain countries in which the Epic Voyage Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those of more developed markets.

Depositary Receipts

The Epic Voyage Fund may purchase depositary receipts (ADRs, EDRs, GDRs, and NVDRs) to facilitate its investments in foreign securities.  By investing in ADRs rather than investing directly in the securities of foreign issuers, the Epic Voyage Fund can avoid currency risks during the settlement period for purchase and sales.  However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers.

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Investments in Small and Mid-Capitalization Companies

The Epic Voyage Fund invests in securities of companies of all sizes, including those that have relatively small market capitalizations.  Investments in securities of these companies involve greater risks than do investments in larger, more established companies. The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to the company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Epic Voyage Fund pursues a “value style” of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow.  If the Adviser’s assessment of a company’s value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Epic Voyage Fund could suffer losses or produce poor performance relative to other funds.  In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Performance Information:  The bar chart and performance table below illustrate the risks and volatility of an investment in the Epic Voyage Fund. The Epic Voyage Fund’s past performance, both before and after taxes, does not necessarily indicate how the Epic Voyage Fund will perform in the future.

The bar chart shows changes in the performance of the Epic Voyage Fund’s Institutional Shares from year to year.

Best Quarter: 4.11% in the quarter ended June 30, 2015

Worst Quarter: (12.09)% in the quarter ended September 30, 2015

The performance table shows how the Epic Voyage Fund’s Institutional Shares average annual total returns for the periods indicated compare with those of the FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index and the Russell Global ex-US Index, each a broad measure of market performance and the FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00 EST) Net Tax (US RIC) Index, a more narrow measure of market performance.

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PERFORMANCE TABLE

(Average annual total returns for the periods ended December 31, 2015)

	1 Year	Since Inception, June 17, 2014
Motley Fool Epic Voyage Fund - Institutional Shares
Return Before Taxes	(7.62)%	(10.58)%
Return After Taxes on Distributions	(7.65)%	(10.81)%
Return After Taxes on Distributions and Sale of Fund Shares	(3.94)%	(7.86)%
FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index (reflects no deduction for fees and expenses)	(3.48)%	(7.87)%
FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00 EST) Net Tax (US RIC) Index (reflects no deduction for fees and expenses or taxes)	(13.64)%	(11.42)%
Russell Global ex-US Index (reflects no deduction for fees, expenses or taxes)	(3.93)%	(7.75)%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Epic Voyage Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Epic Voyage Fund shares immediately after the relevant period.

The Epic Voyage Fund has changed its benchmark index from the Russell Global ex-US Index to the FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index because it more appropriately reflects the types of securities held in the Epic Voyage Fund’s portfolio and provides better comparative performance information. In addition, the Epic Voyage Fund has added the FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00 EST) Net Tax (US RIC) Index as a secondary benchmark index because it more appropriately reflects the exposure that the Epic Voyage Fund has historically had to Emerging Markets.

Management

Investment Adviser

Motley Fool Asset Management, LLC serves as the Fund’s investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with the Fund
William H. Mann III	Chief Investment Officer; Senior Portfolio Manager	2009
William S. Barker, CFA	Portfolio Manager	2009
Anthony L. Arsta	Portfolio Manager	2009
Nathan G. Weisshaar, CFA	Portfolio Manager	2014
David A. Meier	Portfolio Manager	2014
Bryan C. Hinmon, CFA	Portfolio Manager	2014
Charles L. Travers Jr.	Portfolio Manager	2014

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Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Epic Voyage Fund on any business day online or through our website at www.foolfunds.com, by mail (Motley Fool Funds, P.O. Box 9780, Providence, RI 02940-9780), by express/overnight mail (Motley Fool Funds, 4400 Computer Dr., Westborough, MA 01581-1722), or by telephone at 1-888-863-8803. The minimum initial investment in the Epic Voyage Fund’s Institutional Shares is $100,000. Subsequent investments in an account may be made in any amount. The initial investment minimum may be waived in certain circumstances.

Tax Information

The Epic Voyage Fund’s distributions will generally be taxable to you as ordinary income, qualified dividend income or capital gains, unless your investment is held through an IRA or other tax-advantaged account.  Distributions on investments made through tax-advantaged accounts may be taxed upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Epic Voyage Fund through a broker-dealer or other financial intermediary (such as a bank), the Epic Voyage Fund and its related companies may pay the intermediary for the sale of Epic Voyage Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Epic Voyage Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

18

FUND GOALS AND STRATEGIES(1)

Investment Objective(2)

The investment objective of each Fund is to achieve long-term capital appreciation.

Principal Investment Strategies

Independence Fund

The Independence Fund pursues its investment objective by investing primarily in common stocks of U.S. companies and of companies that are organized in other countries around the world.(3) It employs a value-based investment strategy and seeks long-term performance by acquiring securities of companies at prices that the Independence Fund’s Adviser, believes to be attractive. The Independence Fund invests in issuers of all capitalization sizes engaged in a broad range of industries.

The portion of the Independence Fund’s assets allocated to investments in the U.S. and other countries will vary based on the Adviser’s judgment of the relative attractiveness of available investment opportunities in different markets. The Independence Fund invests in issuers of all capitalization sizes, engaged in a broad range of industries. However, it is expected that investments in the securities of U.S. small-cap companies and foreign companies will be important components of the Independence Fund’s investment program. The Independence Fund considers small-cap companies to be companies with market capitalizations of less than $2 billion. In managing the Independence Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Independence Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes are undervalued and offer the best overall potential for capital appreciation. Although there is no limitation on the percentage of the Independence Fund’s net assets that may be invested in securities of foreign companies, such investments generally will not constitute more than 50% of the Independence Fund’s net assets. Investments in foreign securities may include securities of companies that are traded in emerging markets.

The Independence Fund seeks investment returns that exceed the return of the FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index. This index is a market-capitalization weighted index representing the performance of large, mid and small cap companies in Developed and Emerging markets and is compiled from the composite of country indices comprised of equity securities traded in Australia, Austria, Belgium and Luxembourg, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Korea, Malaysia, Mexico, The Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the Unites Arab Emirates, the United Kingdom and the U.S. The performance of the FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index reflects reinvestment of all distributions and changes in market prices. The FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index and its constituent country indices are rebalanced on a semi-annual basis.

The FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index is widely recognized by investors in international markets as a benchmark for portfolios of Global securities. However, the Independence Fund may invest in countries that are not included within the FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index (such as emerging market countries), and its investment portfolio is not weighted in terms of countries or issuers in correlation with the FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index. For this reason,(4) the Independence

(1)

Hello, and welcome to the prospectus. Throughout, the Funds have included comments to help you understand the prospectus, teach you some things to look for in a fund, and to make you chuckle, a little. Our investment adviser is an affiliate of The Motley Fool, LLC (“The Motley Fool”), a publisher of investment information and analysis. Like The Motley Fool, our goal is to educate, amuse, and enrich you.

(2)	This section sets out what the Funds are trying to accomplish, which in the case of each is simply to increase value over the long term for all shareholders.

(3)	We regard the entire world as the Independence Fund’s marketplace, and the Independence Fund invests its assets (i.e., your money) accordingly.

(4)

A note about our benchmark: The FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index is a widely recognized yardstick for gauging the performance of global funds (i.e., those that invest in both domestic securities and foreign fare) such as the Independence

19

Fund’s investment performance should not be expected to track, and may exceed or trail, the FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index. In addition, the performance of the FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index may not correlate with the performance of U.S. markets. Under normal market circumstances, the Independence Fund seeks to stay fully invested, primarily in common stocks, and does not attempt to time the market. (5) Although current income is not an objective of the Independence Fund, the Adviser considers current income in assessing the intrinsic value of securities being considered for purchase by the Independence Fund.

The Independence Fund’s investment portfolio is generally composed of at least 30 investment positions, with the 10 largest positions representing not more than 40% of the Independence Fund’s net assets. Although investments in small-cap companies and foreign companies are a focus of the Independence Fund’s investment program, there are no pre-set targets for investing in companies of any particular capitalization size or in any particular country, region, or industry. The Independence Fund’s investments in companies of various sizes and in particular industries, market segments, and instruments will vary over time based on the Adviser’s assessment of their overall potential to produce long-term capital appreciation. To limit the risks associated with highly concentrated holdings, the Independence Fund does not invest more than 5% of its net assets in any one class of securities of any one issuer at the time of purchase. The Independence Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Independence Fund may invest in common stocks of foreign companies either directly or by purchasing American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs). ADRs are U.S. dollar-denominated instruments that trade on U.S. exchanges or in the over-the-counter market and are issued by domestic banks. These instruments represent indirect ownership interests in securities of foreign issuers deposited in a domestic bank or a correspondent bank. EDRs represent interests in securities of foreign issuers that access the Euromarkets. GDRs are receipts representing interests in securities of foreign issuers that trade in two or more capital markets. NVDRs also represent financial interests in an issuer but the holder is not entitled to any voting rights.

Consistent with the Independence Fund’s investment objective, and to limit the portion of the capital gains (if any) of the Independence Fund subject to federal income taxation at ordinary rates, the Independence Fund does not generally engage in short-term trading. This investment approach, together with the Adviser’s consideration of the potential tax impact on shareholders of the Independence Fund’s transactions, is intended to enhance the after-tax investment return of the Independence Fund (i.e., the Independence Fund’s total return after payment of applicable income taxes by shareholders). However, the Independence Fund may sell a security that it has held for less than one year when, in the opinion of the Adviser, investment considerations so warrant.

Great America Fund

The Great America Fund pursues its investment objective by investing primarily in common stocks of companies organized in the United States that are engaged in a broad range of industries. Under normal market conditions, the Great America Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by United States companies. The Great America Fund employs a value-based investment strategy and seeks long-term performance by acquiring securities of companies at prices that the Great America Fund’s Adviser believes to be attractive. Although the Great America Fund may invest in companies with any market capitalization, the Adviser expects that investments in the securities of United States companies having smaller- and mid-market capitalization will be important components of the Great America Fund’s investment program. Consequently, under normal market conditions, the Great America Fund limits its investments in large capitalization companies to no more than 25% of its net assets. For this purpose, the Adviser defines large capitalization companies as the largest 200 companies in the U.S. by market capitalization as calculated and ranked at the end of each calendar quarter by a third-

Fund. That said, the performance of the Independence Fund will not correlate perfectly to this index, nor would we want it to: Indeed, the Independence Fund will earn its keep by attempting to beat the index by courting what the pros call “tracking error,” deviating from the benchmark by investing in areas of the market that, in the view of the Adviser, offer the greatest potential for long-term capital appreciation. The Independence Fund, for example, will generally sport a greater allocation to smaller-cap companies than does the benchmark.

(5)

Translation: The Adviser’s job is to identify what it believes are compelling investment opportunities, not to park your investment dollars in cash, unless the Adviser thinks that cash is temporarily the best place for the Independence Fund’s money.

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party aggregator of market data, such as Bloomberg or Reuters.  The Adviser believes that investors in the Great America Fund should have a long-term investment horizon of at least three years.

Under normal market circumstances, the Great America Fund seeks to stay fully invested and does not attempt to time the market.  In managing the Great America Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Great America Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for long-term growth of capital. The Great America Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Great America Fund’s investment portfolio is generally composed of at least 30 investment positions, with the 10 largest positions representing not more than 40% of the Great America Fund’s net assets. To limit the risks associated with highly concentrated holdings, the Great America Fund generally does not invest more than 5% of its net assets in any one class of securities of any one issuer at the time of purchase.

The Adviser expects that a large portion of the Great America Fund will be invested in companies that have minimal to no constituency, in terms of their percentage weighting, in the Standard & Poor’s 500 (“S&P 500”), the index generally regarded as the proxy for the United States stock market.  The S&P 500 is a market capitalization-weighted index, and as such the largest companies within the index have substantially higher influence on its returns than the index’s smaller companies. For example, as of February 1, 2016, the smallest 310 companies in the S&P 500 carried less weight in the index than the ten largest constituent companies.

There are no pre-set targets for investing in companies of any particular sector or industry.  The Great America Fund’s investments in companies of various sizes and in particular industries, market segments, and instruments will vary over time based on the Adviser’s assessment of their overall potential to produce long-term capital appreciation.

Consistent with the Great America Fund’s investment objective, and to limit the portion of the capital gains (if any) of the Great America Fund subject to federal income taxation at ordinary rates, the Great America Fund does not generally engage in short-term trading.  This investment approach, together with the Adviser’s consideration of the potential tax impact on shareholders of the Great America Fund’s transactions, is intended to enhance the after-tax investment return of the Great America Fund (i.e., the Great America Fund’s total return after payment of applicable income taxes by shareholders).  However, the Great America Fund may sell a security that it has held for less than one year when, in the opinion of the Adviser, investment considerations so warrant.

The Great America Fund seeks long-term investment returns that exceed the return of the Russell MidCap Index.  This index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the mid-cap segment of the U.S. stock market. The performance of the Russell MidCap Index reflects reinvestment of all distributions and changes in market prices. The Russell MidCap Index is rebalanced on a quarterly basis.

The Russell MidCap Index is widely recognized by investors as a benchmark for portfolios of mid-capitalization securities domiciled in the United States.  However, the Great America Fund’s investment portfolio is not weighted in terms of market capitalization, sectors, industries or issuers in correlation with the Russell MidCap Index. For this reason, the Great America Fund’s investment performance should not be expected to track, and may exceed or trail, the Russell MidCap Index.  In addition, the performance of the Russell MidCap Index may not correlate with the performance of the broader U.S. indexes.(6)

(6)

(Have you read footnote 4 yet? We’re not testing you on it, but if so, you’ll note a lot of similar verbiage about to follow. It’s like one of those “spot the extremely trivial differences between these two pictures” games. Try it!) A note about our benchmarks: The Russell MidCap Index is a widely recognized yardstick for gauging the performance of mid-cap funds (i.e., those that invest in mid-cap stocks) such as the Great America Fund and the Russell 2000 Index is a widely recognized yardstick for gauging the performance of mutual funds that invest in small-cap stocks. That said, the performance of the Great America Fund will not correlate perfectly to these indexes, nor would we want it to. Indeed, the Great America Fund will earn its keep by attempting to beat these indexes by courting what the pros call “tracking error,” deviating from the benchmark by investing in areas of the market that, in the view of the Adviser, offer the greatest potential for long-term capital appreciation.

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The Great America Fund also seeks long-term investment returns that exceed the return of the Russell 2000 Index.  The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

Epic Voyage Fund

The Epic Voyage Fund pursues its investment objective by investing primarily in common stocks of foreign companies.(7) Foreign companies are companies located or organized outside the United States or whose primary business is carried on outside the United States. The Epic Voyage Fund employs a value-based investment strategy and seeks long-term performance by acquiring securities of companies at prices that its Adviser believes to be attractive. The Epic Voyage Fund invests in issuers of all capitalization sizes engaged in a broad range of industries.

The portion of the Epic Voyage Fund’s assets allocated to investments in various countries will vary based on the Adviser’s judgment of the relative attractiveness of available investment opportunities in different markets. The Epic Voyage Fund invests in issuers of all capitalization sizes, engaged in a broad range of industries. However, it is expected that investments in the securities of small-cap companies and of companies that are traded in emerging markets will be important components of the Epic Voyage Fund’s investment program. The Epic Voyage Fund considers small-cap companies to be companies with market capitalizations of less than $2 billion. In managing the Epic Voyage Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Epic Voyage Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for capital appreciation. While the Epic Voyage Fund may invest in securities of companies organized in the United States, such investments will not constitute more than 10% of the Epic Voyage Fund’s net assets. The Adviser will generally sell securities when it believes they have exceeded their intrinsic value, as well as to meet redemptions or to pursue what it views as more promising opportunities.

The Epic Voyage Fund seeks investment returns that exceed the return of the Russell Global ex-US Index. The Russell Global ex-U.S. Index measures the performance of the global equity market based on all investable equity securities, excluding companies assigned to the United States. The Russell Global ex-US Index is constructed to provide a comprehensive and unbiased barometer for the global segment and is completely reconstituted annually to accurately reflect the changes in the market over time. As of May 31, 2015, the Russell Global ex-US Index contained individual companies with capitalizations ranging from $295 million to $336 billion.

The Epic Voyage Fund seeks investment returns that exceed the return of the FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index. This index is a market-capitalization weighted index representing the performance of large, mid and small cap companies in Developed and Emerging markets, excluding the U.S., and is compiled from the composite of country indices comprised of equity securities traded in Australia, Austria, Belgium and Luxembourg, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Korea, Malaysia, Mexico, The Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the Unites Arab Emirates, and the United Kingdom. The performance of the FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index reflects reinvestment of all distributions and changes in market prices.  The FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index and its constituent country indices are rebalanced on a semi-annual basis.

The FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index is widely recognized by investors in international markets as a benchmark for portfolios of foreign securities. However, the Epic Voyage Fund may invest in countries that are not included within the FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index and its investment portfolio is not weighted in terms of countries or issuers in correlation with the FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index. For this reason,(8) the Epic Voyage Fund’s

(7)	We regard the entire world outside of the United States as the Epic Voyage Fund’s primary marketplace, and the Epic Voyage Fund invests its assets (i.e., your money) accordingly.

(8)

A note about our benchmarks (yet again): The FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index is a widely recognized yardstick for gauging the performance of foreign funds such as the Epic Voyage Fund and the FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00 EST) Net Tax (US RIC) Index is a useful yardstick for measuring the performance of mutual funds that

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investment performance should not be expected to track, and may exceed or trail, the FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index. In addition, the performance of the FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index may not correlate with the performance of U.S. markets. Under normal market circumstances, the Epic Voyage Fund seeks to stay fully invested, primarily in common stocks, and does not attempt to time the market.(9) Although current income is not an objective of the Epic Voyage Fund, the Adviser considers current income in assessing the intrinsic value of securities being considered for purchase by the Epic Voyage Fund.

The Epic Voyage Fund also seeks investment returns that exceed the return of the FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00) Net Tax (US RIC) Index. The FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00) Net Tax (US RIC) Index is a market-capitalization weighted index representing the performance of large, mid and small cap stocks in Emerging markets. The FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00) Net Tax (US RIC) Index is comprised of approximately 3350 securities from 22 countries.

The Epic Voyage Fund’s investment portfolio is generally composed of at least 30 investment positions, with the 10 largest positions representing not more than 40% of the Epic Voyage Fund’s net assets. Although investments in small-cap companies and emerging markets companies are a focus of the Epic Voyage Fund’s investment program, there are no pre-set targets for investing in companies of any particular capitalization size or in any particular country, region, or industry. The Epic Voyage Fund’s investments in companies of various sizes and in particular industries, market segments, and instruments will vary over time based on the Adviser’s assessment of their overall potential to produce long-term capital appreciation. To limit the risks associated with highly concentrated holdings, the Epic Voyage Fund does not invest more than 5% of its net assets in any one class of securities of any one issuer at the time of purchase. The Epic Voyage Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Epic Voyage Fund may invest in common stocks of foreign companies either directly or by purchasing American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”). ADRs are U.S. dollar -denominated instruments that trade on U.S. exchanges or in the over-the-counter market and are issued by domestic banks. These instruments represent indirect ownership interests in securities of foreign issuers deposited in a domestic bank or a correspondent bank. EDRs represent interests in securities of foreign issuers that access the Euromarkets. GDRs are receipts representing interests in securities of foreign issuers that trade in two or more capital markets. NVDRs also represent financial interests in an issuer but the holder is not entitled to any voting rights.

Consistent with the Epic Voyage Fund’s investment objective, and to limit the portion of the capital gains (if any) of the Epic Voyage Fund subject to federal income taxation at ordinary rates, the Epic Voyage Fund does not generally engage in short-term trading. This investment approach, together with the Adviser’s consideration of the potential tax impact on shareholders of the Epic Voyage Fund’s transactions, is intended to enhance the after-tax investment return of the Epic Voyage Fund (i.e., the Epic Voyage Fund’s total return after payment of applicable income taxes by shareholders). However, the Epic Voyage Fund may sell a security that it has held for less than one year when, in the opinion of the Adviser, investment considerations so warrant.(10)

invest in emerging markets. That said, the performance of the Epic Voyage Fund will not correlate perfectly to these indexes, nor would we want it to. Indeed, the Epic Voyage Fund will earn its keep by attempting to beat these indexes by courting what the pros call “tracking error,” deviating from the benchmark by investing in areas of the market that, in the view of the Adviser, offer the greatest potential for long-term capital appreciation. The Epic Voyage Fund, for example, may generally sport a greater allocation to smaller-cap companies than does the benchmark.

(9)

Translation: The Adviser’s job is to identify what it believes are compelling investment opportunities, not to park your investment dollars in cash, unless the Adviser thinks that cash is temporarily the best place for the Epic Voyage Fund’s money.

(10)

The Adviser’s focus on long term returns and its disinclination to trade like a frenzied weasel may have the effect of limiting the taxes that investors have to pay on their Fund investments. The Adviser may execute trades with tax ramifications in mind, but it primarily bases its decisions upon investing considerations, as our objective is capital appreciation, not tax minimization. Investors holding the Epic Voyage Fund in a tax-free account may find this less interesting than others do.

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PRINCIPAL RISKS(11)

An investment in the Independence Fund, Great America Fund or the Epic Voyage Fund involves certain risks. The value of a Fund’s investments may increase or decrease, and as it does, the value of the Fund’s shares will increase or decrease. As a result, you may lose money on your investment in a Fund, and there can be no assurance that the Funds will achieve their investment objectives.

Investments in Common Stock

Many factors cause the value of shares of common stock to rise and fall.

Company Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company. Among these factors are adverse developments regarding the company’s business or management decisions, changes in the industry in which the company is engaged, and a reduction in the demand for a company’s products or services. In this regard, there is a risk that the judgments of the Adviser about the value and appreciation potential of particular securities will be incorrect.(12) In addition, if a company becomes insolvent, owners of the company’s common stock will have the lowest priority among owners of that company’s different classes of securities as to the distribution of the company’s assets.

Market Risk

General market and economic factors may adversely affect securities markets generally and could, in turn, adversely affect the value of the Funds’ investments in common stocks, regardless of the performance or expected performance of companies in which the Funds invest.(13)

Investments in Small- and Mid-Capitalization Companies

The Funds invest in securities of companies having small market capitalizations. Investments in securities of small-cap companies may involve greater risks than do investments in larger, more established companies, because, for example, small-cap companies may lack the management experience, financial resources, product diversification, and competitive strength of larger companies. The frequency and volume of trading in the securities of small-cap companies may be substantially more volatile than is typical of larger companies. The value of securities of small-cap companies tends to be more vulnerable to adverse developments specific to the company or its industry, or the securities markets generally, than are the securities of larger-capitalization companies. Returns on these investments may vary substantially from the performance of the overall equity markets.(14)

(11)

This section may look like a way for us to make excuses if things don’t work out, but it’s important. Any investment comes with risks, and those risks differ depending upon a fund’s objective, strategy, and manager. We don’t promise that you will make money with the Funds, and we wouldn’t do so even if the law permitted us to say such a thing. Over any given time period, no matter how hard or how long the Adviser works, the value of the Funds could go down, and you could lose money.

(12)

Sometimes, great businesses are not great investments. We endeavor to find companies that meet both criteria, but there can be no guarantee that we will succeed. The Adviser works very hard to find what it thinks are the best investments for the Funds. At the same time, equity investments have risks. Sometimes they go up, and sometimes they go down, sometimes for reasons that we don’t expect. Sometimes the Adviser may just get things wrong. As Yogi Berra once said, it can be difficult to make predictions, especially about the future.

(13)	Stocks may go up and they may go down, sometimes quickly and unpredictably.

(14)

We expect as part of our investing strategy to make investments in stocks of small-cap companies. Not surprisingly, shares of these companies may be more volatile than are shares of larger, more established companies. This volatility means that share prices of small-cap companies may move up or down more quickly or to a greater extent than shares of larger companies. That can be nice when we’re right about a particular stock, but it’s less satisfying when we’re wrong.

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The Funds also invest in securities of mid-capitalization companies. The value of securities of mid-cap companies may be more volatile than the value of securities of companies with larger capitalizations and also tend to be more adversely affected by issuer-specific events and political, market and economic developments than the securities of larger companies.

Investment Style Risk

The Funds pursue a “value style” of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow.  If the Adviser’s assessment of a company’s value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Funds could suffer losses or produce poor performance relative to other funds.  In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

ADDITIONAL PRINCIPAL RISKS OF THE INDEPENDENCE FUND AND THE EPIC VOYAGE FUND

Foreign Investments

The Independence Fund and the Epic Voyage Fund invest in the securities of foreign companies, including companies located in both developed and emerging market countries. A significant portion of the Independence Fund’s and the Epic Voyage Fund’s investments in foreign companies may be made through the purchase of depositary receipts that represent indirect interests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies. These risks may relate to those associated with fluctuations in foreign currency exchange rates, unreliable and untimely information about issuers, and political and economic instability. Securities of foreign issuers generally trade and thus may be purchased and sold by the Independence Fund and the Epic Voyage Fund in foreign markets. The principal risks generally associated with foreign investing include the following:

Country Risk

Country risk arises from political, social, economic, and other conditions that are unique to a particular country or region. These conditions may relate to the existence of less publicly available information, inferior regulatory oversight (for example, less demanding accounting, auditing, corporate governance, investor relations, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for comparable U.S. investments. Therefore, at times, it may be difficult to sell foreign securities at favorable prices.

Currency Risk(15)

Currency risk results from changes in the rate of exchange between the currency of the country in which a foreign company is domiciled or keeps its books and the U.S. dollar. Whenever the Independence Fund and the Epic Voyage Fund hold securities valued in a foreign currency or hold the currency itself in connection with its purchases and sales of foreign securities, changes in the exchange rate add to or subtract from the value of the investment in U.S. dollars. The Independence Fund and the Epic Voyage Fund generally do not seek to hedge currency risk, and although the Adviser considers currency risks as part of its investment process, its judgments in this regard may not always be correct.

Custody Risk

Custody risk refers to the process of clearing and settling trades, as well as to holding securities with local agents and depositories. Low trading volumes and volatile prices in certain foreign markets make trades more difficult to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups

(15)

Simply, if a Fund holds a foreign stock, and the stock is traded on a foreign exchange, with its price denominated in that foreign currency, the value of the stock will change, for the Fund, whenever the relative value of the U.S. dollar and that foreign currency change. To take an imaginary example, if a Fund holds shares in Ruritania Telecom, traded on the Ruritanian Stock Exchange, those shares will be worth more to the Fund if the value of the Ruritanian lek increases against the U.S. dollar, and vice versa, all other things being equal.

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may compel local agents to hold securities with designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood that problems will occur.

Depositary Receipts

The Independence Fund and the Epic Voyage Fund may purchase depositary receipts (ADRs, EDRs, GDRs, and NVDRs) to facilitate their investments in foreign securities. By investing in ADRs rather than directly in the securities of foreign issuers, the Independence Fund and the Epic Voyage Fund can avoid currency risks during the settlement period for either purchase or sales. However, ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. The information available for ADRs, EDRs, GDRs, and NVDRs is subject to the accounting, auditing, and financial reporting standards of the market or exchange on which they are traded, and those standards may be more uniform and more exacting than those to which many foreign issuers may be subject.

Depositary receipts may be issued in a sponsored program, in which an issuer has made arrangements to have its securities traded in the form of depositary receipts, or in an unsponsored program, in which the issuer may not be directly involved. The holders of depositary receipts that are unsponsored generally bear various costs associated with the facilities, while a larger portion of the costs associated with sponsored depositary receipts are typically borne by the foreign issuers. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities. Available information concerning the issuers may not be as current for unsponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than would be the case if the receipts were sponsored by the issuers.

Investment in Emerging Market Countries

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. In many less-developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets. The securities markets of certain countries in which the Independence Fund and the Epic Voyage Fund may invest may also be smaller, less liquid, and subject to greater price volatility than are those of more developed markets. In the event of a default on an investment in a foreign debt obligation, it may be more difficult for the Independence Fund and the Epic Voyage Fund to obtain or to enforce a judgment against the issuer of that security. The Independence Fund and the Epic Voyage Fund may also be subject to emerging markets risk to the extent that they invest in companies that are not domiciled in an emerging market but have customers, products, or transactions associated with emerging markets.

WHO SHOULD INVEST IN THE FUNDS?

The Funds invest primarily in common stock. Based on past performance, equity investments, such as common stock, have, over the long term, provided higher investment returns than have investments in bonds and other fixed-income securities. However, in general, equity investments also involve greater risks of loss and greater price volatility. You should consider an investment in the Funds if you are seeking long-term capital appreciation and are willing to accept the risks that are associated with the securities in which the Funds invest and with the investment strategies used by the Funds. You should also have an investment horizon of at least three years. The Funds are not designed for investors who are seeking current income or short-term gains.(16)

(16)

The Funds are not for everyone. If you are seeking something other than long-term capital appreciation (for example, if you require current investment income for daily expenses), if you’re not comfortable with the risks, or if you expect to need your money back soon, these are not the funds for you.

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NON-PRINCIPAL FUND INVESTMENT PRACTICES AND THEIR RISKS(17)

Although the Independence Fund’s principal investment strategy is to invest primarily in common stock of U.S. and foreign companies,  the Great America Fund’s principal investment strategy is to invest primarily in common stocks of companies organized in the United States and the Epic Voyage’s principal investment strategy is to invest primarily in common stocks of foreign companies, the Funds may invest in other types of securities, other countries, and in other asset classes(18) when, in the judgment of the Adviser, such investments offer attractive potential returns. These investments may consist of equity-related securities, including preferred stocks, convertible preferred stocks, convertible bonds, and rights and warrants. The Funds may also invest in exchange traded funds, debt securities, real estate investment trusts, master limited partnerships and derivative instruments. The Great America Fund may invest up to 10% of its net assets in foreign companies (including companies located or doing business in emerging markets).(19)  Additional information regarding the Funds’ investments and its investment practices, and the risks associated with these investments and practices, is discussed below.

You should consider an investment in the Funds only as part of an overall investment plan and should invest in the Funds only if you are willing to accept the risks involved. Changes in the value of the Funds’ investments will result in changes in the value of the Funds’ shares and, thus, each Fund’s total return to shareholders.

Exchange-Traded Funds

The Funds may purchase shares of exchange-traded funds that are registered as investment companies under the Investment Company Act of 1940 (the “1940 Act”) (“ETFs”) and shares of similar investment vehicles that are not registered under the 1940 Act (together with the ETFs, “Traded Funds”) to gain exposure to the general market, individual countries or regions, or industry sectors. The Funds may use these instruments to allocate their assets to markets or industry sectors the Adviser deems attractive while it pursues investment in the securities of companies in those markets or sectors.

Generally, the Traded Funds in which the Funds invest hold portfolios of investments designed to track the performance of a particular index (or group of securities having specified characteristics) or of a “basket” of stocks from within a particular industry sector or group. Their shares are traded on securities exchanges. Traded Funds involve risks generally associated with investments in securities, including the risk that the general level of prices, or that the prices of securities within a particular sector, may increase or decline and thereby affect the value of the shares of the Traded Funds. To the extent that Traded Funds incur various expenses, including investment advisory fees, the Funds, when investing in Traded Funds, will bear duplicative fees and expenses, which shareholders of the Funds will bear indirectly. The Funds do not invest in actively managed Traded Funds.

Closed-End Funds

The Independence Fund and Epic Voyage Fund may invest in publicly traded shares of closed-end investment companies registered under the 1940 Act and business development companies to indirectly access particular types of investments (such as private equity investments), markets, or industry sectors in which it would otherwise be difficult or costly for the Independence Fund and Epic Voyage Fund to invest. Shares of these companies may trade at a discount from or premium to their net asset values per share, which change from time to time and may be significant. Closed-end

(17)

Repetition warning! Repetition warning! The careful reader will note that certain “non-principal” risks appear now which you just read in the “principal” risk category. What gives? Do we really like our words so much that we’ve got to immediately repeat them? No — it’s simply because some things we’re allowed to do a lot in one fund (e.g., invest in international stocks in the Independence Fund and Epic Voyage Fund), we’re allowed to do only a little in another fund (international stocks in the Great America Fund).

(18)

When we say that the Funds may invest in other types of securities, the “may” is well worth emphasizing — whether through the use of bolding (control-b on most keyboards), italicizing (control-i), underlining (control-u), or, most obnoxiously, using ALL CAPS. However, the Independence Fund’s primary focus is the common stock of foreign and domestic companies. The Great America Fund’s primary focus is the common stock of domestic companies. The Epic Voyage Fund’s primary focus is the common stock of foreign companies.

(19)

We regard the United States as the Great America Fund’s primary market, and the Great America Fund invests its assets (i.e., your money) accordingly, but sometimes the Adviser may see opportunities abroad that it regards as too compelling to resist.

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investment companies and business development companies incur various expenses, including investment advisory fees (which, in the case of a business development company, may be performance-based compensation). The Independence Fund and Epic Voyage Fund will bear these expenses when they invest in such companies, which are in addition to the fees and expenses of the Independence Fund and Epic Voyage Fund.

Foreign Investments

The Great America Fund may invest in the securities of foreign companies, including companies located in both developed and emerging market countries. Investments in foreign securities may be made through the purchase of depositary receipts that represent indirect interests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies. These risks may relate to those associated with fluctuations in foreign currency exchange rates,(20) unreliable and untimely information about issuers, and political and economic instability. Securities of foreign issuers generally trade and thus may be purchased and sold by a Fund in foreign markets.

Investment in Emerging Market Countries

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. In many less-developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets. The securities markets of certain countries in which the Great America Fund may invest may also be smaller, less liquid, and subject to greater price volatility than are those of more developed markets. In the event of a default on an investment in a foreign debt obligation, it may be more difficult for the Great America Fund to obtain or to enforce a judgment against the issuer of that security. The Great America Fund may also be subject to emerging markets risk to the extent that it invests in companies that are not domiciled in an emerging market but have customers, products, or transactions associated with emerging markets.

Real Estate Investment Trusts(21)

The Funds may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility because of fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to regulated investment companies, REITs generally are not subject to federal income tax on income distributed to shareholders, provided they comply with certain requirements. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund indirectly bears its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

(20)

As previously mentioned, if the Great America Fund holds a foreign stock, and the stock is traded on a foreign exchange, with its price denominated in that foreign currency, the value of the stock will change, for the Great America Fund, whenever the relative value of the U.S. dollar and that foreign currency change. To take an imaginary example, if the Great America Fund holds shares in Ruritania Telecom, traded on the Ruritanian Stock Exchange, those shares will be worth more to the Great America Fund if the value of the Ruritanian lek increases against the U.S. dollar, and vice versa, all other things being equal.

(21)

REITs look very much like stock. These trusts offer a way to participate in a pool of assets such as apartments, hotels, or shopping malls. REITs generally pay out all or most of their profits. These distributions are not taxed until they hit the investors’ pockets. In contrast to that, in a typical company, profits are taxed twice: first at the corporate level; and second when they hit the investors’ pockets. As a result, all other things being equal, the untaxed distributed profits to REIT shareholders are generally higher than the taxed profits that corporations distribute as dividends to shareholders.

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Master Limited Partnerships(22)

The Funds may purchase limited partnership interests in master limited partnerships (“MLPs”). MLPs are publicly traded companies organized as limited partnerships or limited liability companies and are treated as partnerships for U.S. federal tax purposes. Typically, MLPs may derive income and gains from, among other things, the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or marketing of any mineral or natural resources. MLPs generally have two classes of owners — the general partner and limited partners.

Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of limited partnership interests in MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also tax risks associated with MLP investments.  In particular, in order to qualify for treatment as a regulated investment company under U.S. federal income tax law, a Fund generally may not invest more than 25% of its assets in securities of MLPs and other entities treated as qualified publicly traded partnerships for federal income tax purpose. In addition, if an MLP is required to pay corporate income taxes (a situation that could occur if the MLP is not treated as a partnership for federal income tax purposes), the amount of cash available for distribution by the MLP (and the value of its limited partnership interests) would be reduced. In addition, conflicts of interest may exist between the owners of limited partnership interests in an MLP and the MLP’s general partner. Generally, the general partner of an MLP is entitled to receive incentive compensation and is reimbursed by the MLP for costs it incurs in managing and operating the MLP. When the Funds invest in MLPs, they bear these costs alongside the other limited partners, which are in addition to the fees and expenses of the Funds.

Debt Securities(23)

The Funds may invest in non-convertible debt securities on a temporary basis to earn income pending investment of its assets in common stocks and equity-related securities or to seek capital appreciation when the Adviser believes an issuer’s debt securities are undervalued based on its fundamental analysis. These securities include bonds and other debt obligations, including obligations issued by U.S. and foreign corporations, the U.S. government or foreign governments or their agencies, and municipal governments. The securities may pay fixed, variable, or floating rates of interest and may include zero-coupon obligations. The Funds may invest in both investment grade debt securities and non-investment grade debt securities (known as high-yield bonds or junk bonds). Investment grade debt securities are those securities rated BBB or better by Standard & Poor’s or Baa or better by Moody’s Investors Service, or that are unrated and have been determined by the Adviser to be of comparable quality to these rated securities. Except during periods of adverse market or economic conditions, when the Funds may assume a defensive investment position, the Funds will not invest more than 15% of their net assets in non-convertible debt securities.

All debt securities are subject to certain risks. One risk is that the issuer may not be able to meet its principal or its interest-payment obligations. Another risk is that the value of debt securities generally declines as interest rates rise. The value of debt securities may also decline as a result of a change in market perception of the creditworthiness of the issuer and a change in general market liquidity. Any decline in the value of debt securities as a result of changes in credit quality or future interest rates will generally be greater for securities having longer maturities. Non-investment grade securities, especially high-yield bonds, which are speculative investments, are more sensitive to these risks, particularly credit risk. In addition, the markets for non-investment grade securities may be thinner and less active than are the markets for investment grade securities. The Independence Fund and Great America Fund will not invest more than 10% of their net assets and the Epic Voyage Fund will not invest more than 5% of its net assets in non-investment grade debt securities and do not invest in debt securities that are in default as to payment of interest or principal.

(22)

MLPs are generally partnerships in which profits, as with REITs, are distributed directly to their limited partners (the investors). Similar to REITs, MLPs generally have relatively higher payout ratios than corporations. Oil and gas pipelines often are structured as MLPs.

(23)

Issuers of debt securities (which may include debentures, bonds, notes, or commercial paper, among others) generally pay investors for allowing the use of their money for a period of time. At the end of the agreed period, the initial investments are returned in full, and the securities may also pay interest. Like other securities, debt instruments may be sold by their original issuers, or traded on the market. In general, these securities are considered to be less risky than equities, although the likelihood of repayment may vary with the financial situation of an issuer.

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Forward Foreign Currency Contracts(24)

The Independence Fund and Epic Voyage Fund may (but are not required to) enter into forward foreign currency contracts to hedge their exposure to fluctuations in foreign exchange rates pending their purchase and sale of foreign securities. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Independence Fund and Epic Voyage Fund to “lock in” the U.S. dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligation under a forward contract.

Preferred Stock(25)

The Funds may invest in preferred stocks. Like common stock, preferred stock represents equity ownership interests in a company and participates in a company’s earnings. However, unlike common stocks, preferred stocks are entitled to stated dividends. These dividends are sometimes “cumulative,” which means that if previous stated dividends have not been paid, the dividends payable on the preferred stock will have a priority over distributions to holders of common stock and a preference on the distribution of a company’s assets in the event of the company’s dissolution. Preferred stock may also be “participating,” which means that its holders are entitled to dividends in excess of stated dividends in certain cases. The Funds do not require a minimum credit rating for its preferred stock. The Adviser considers a company’s liquidity and credit condition as well as the position of the security in the company’s capital structure in assessing preferred stock it considers for the Funds. The risks of preferred stock are similar to the risks associated with common stock.

Convertible Securities(26)

The Funds may purchase convertible debt obligations and convertible preferred stock. The holders of these securities are entitled to exchange the securities for common stock (or other equity securities) of a company, typically at a fixed price within a specified period of time. Until conversion, the holder is entitled to interest (in the case of convertible debt) or dividends (in the case of preferred stock). These instruments have risks that are similar to debt securities because of their interest or dividend features and have risks that are similar to equity securities because of their conversion features.

Warrants and Rights(27)

The Funds may invest in warrants and rights. These securities are forms of derivative instruments that have equity-like characteristics. Warrants are instruments that permit, but do not obligate, the holder to subscribe for other

(24)

These contracts are agreements to purchase or sell foreign currencies at a particular time in the future at pre-defined exchange rates. They are often used to limit the losses that investors face if the value of foreign currencies moves in relation to the U.S. Dollar.

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Generally less risky than the common stock that we usually own, preferred stocks are more risky than bonds. The “preferreds” can come in several flavors. Usually they pay some form of a dividend.  Sometimes they can be converted into common shares. There are preferreds that can be redeemed just like a bond. If a company goes bankrupt or is dissolved, preferred shareholders may have priority over common shareholders.

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Sometimes bonds and preferreds come in the convertible flavor. Owners of “convertibles” can exchange their bonds or preferreds for common stock at a ratio that is established in advance. While less risky than common stocks of the same respective companies, they offer investors upside potential because of the feature that allows conversion into stock. Of course, since the world rarely permits a free lunch, in return for that upside potential, the convertibles typically pay a lower interest rate than traditional bonds and a lower dividend rate than traditional preferreds.

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A warrant is the right to buy something (typically a share of stock) at a set price, during a particular time period. If the market price of the stock is below the warrant price, then the warrant may be worthless. That said, these securities may sound exotic and esoteric, but they’re really quite straightforward. Companies use them when they want to raise funds or conduct some other corporate action, such as spinning off a division. Rights offerings are securities that the company issues to shareholders, who are thereby given the right (hence the name) to buy shares in, say, the next 30 to 60 days, at a fixed price. A warrant is sort of the same thing but is generally longer dated. Both give the shareholder the option to buy shares at a fixed price for a limited time directly from the company and can be bought and sold on the stock market. These won’t be a big part of the Funds’ strategies, but they offer a great way to increase positions in companies we like.

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securities. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights are not dividend-paying investments and do not have the voting rights of common stock. They also do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than direct equity investments. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities, and these instruments may cease to have value if not exercised before their expiration dates.

The use of warrants and rights can increase the volatility of the Funds’ portfolio. If a Fund invests in these instruments at unfortunate times or judges market conditions incorrectly, it may incur substantial losses. Changes in the liquidity of the secondary markets in which these instruments trade can result in significant, rapid, and unpredictable changes in their prices, and these conditions could also cause losses to the Funds.

When-Issued, Delayed-Delivery, and Forward-Commitment Transactions(28)

The Independence Fund and Epic Voyage Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “delayed-delivery” or “forward-commitment” basis to hedge against anticipated changes in interest rates or securities prices. These transactions involve a commitment by the Independence Fund and Epic Voyage Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a when-issued, delayed-delivery, or forward-commitment basis before delivery to the Independence Fund and Epic Voyage Fund. When-issued, delayed-delivery, and forward-commitment securities may be sold before the settlement date. If the Independence Fund and Epic Voyage Fund dispose of the right to acquire a when-issued security before their acquisition or dispose of their right to deliver or receive against a delayed delivery or forward commitment, they may incur a gain or loss. When the Independence Fund and Epic Voyage Fund enter into such a transaction, a segregated account consisting of cash, U.S. government securities, or liquid securities equal to the value of the when-issued, delayed-delivery, or forward-commitment transaction is established and maintained. Purchasing securities on a forward-commitment, when-issued, or delayed-delivery basis when the Independence Fund and Epic Voyage Fund are fully or almost fully invested may result in greater potential fluctuation in the value of the Independence Fund’s or Epic Voyage Fund’s net assets. There is a risk that securities purchased on a when-issued or delayed-delivery basis may not be delivered and that the purchaser of securities sold by the Independence Fund and Epic Voyage Fund on a forward basis will not honor its purchase obligation. In these cases, the Independence Fund and Epic Voyage Fund may incur a loss.

Total Return Swaps and Participatory Notes

The Independence Fund and Epic Voyage Fund may enter into total return swaps and participatory notes to gain exposure to foreign securities markets or foreign securities that might otherwise be difficult or costly to access or purchase because of foreign regulatory restrictions or foreign tax laws. A total return swap is an individually negotiated agreement through which the Independence Fund and Epic Voyage Fund can, in exchange for a specified fixed or floating payment, derive an investment return that is based on the investment performance of a specified index or basket of securities or that is based on changes in the price of a specific foreign security. A participatory note is a financial instrument used by foreign investors to invest in a particular country’s securities. Securities brokerages in the country buy the securities, then issue to foreign investors participatory notes that derive their value from the underlying securities. Any dividends or capital gains collected from the underlying securities are passed through to the foreign investors.(29) Use of these instruments involves various risks. These include the risks that the Independence Fund and Epic Voyage Fund may not be

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Once upon a time, these types of securities were much more important. They sound like they’re leveraged directional bets on the movement of the price of tea in China. For our purposes, these are essentially indistinguishable from common stock. “When issued” securities are most commonly seen when a company is spinning off a division, going public, or splitting its shares.

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The Adviser views participatory notes as a simple way to permit investors to participate in markets that might otherwise be difficult to access. The basics of a participatory note: we find a trustworthy entity (let’s say an imaginary company called Lee International Securities Company) who is willing to be a “counterparty” to us. We enter into a contract with Lee. We will send Lee money equal to the value of the security in Lee’s local market. We will have a contract with Lee that says that at 5 pm every day we will look at the price of the security. That evening, for every dollar the security has appreciated, Lee will send us one dollar. For every dollar the security has declined, we will send Lee one dollar. At the end of a pre-agreed period, Lee will return our original investment, we will shake hands, and end the contract. Risk arises either because of the performance of the underlying security, its currency, or because of the counterparty’s failure to live up to its bargain.

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able to terminate or offset their positions at the time they wish to do so or at a favorable price and that, as a result of the failure of a counterparty or legal or operational issues, the Independence Fund and Epic Voyage Fund may not receive payments required to be made to them under the terms of a swap or participatory note. Total return swaps also may involve leverage and the related risk of loss. When the Independence Fund and Epic Voyage Fund enter into a total return swap transaction, a segregated account consisting of cash, U.S. government securities, or liquid securities equal to the value of the swap transaction is established and maintained. The Independence Fund and Epic Voyage Fund will not enter into a total return swap or participatory note if, as a result, the value of its positions in illiquid investments would exceed 15% of the value of the Independence Fund’s or Epic Voyage Fund’s net assets, respectively.

Short-Term Investments

During periods of adverse market or economic conditions, the Funds may temporarily invest all or a substantial portion of their assets in high quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, to preserve capital, the Funds would not be pursuing their stated investment objective with its usual investment strategies. The Funds may also hold these investments for liquidity purposes.

Illiquid Investments

The Funds invest primarily in publicly traded securities and do not generally purchase securities that have legal or contractual restrictions on resale or that are illiquid. However, total return swaps entered into by the Independence Fund and Epic Voyage Fund may be illiquid.  In addition, liquid securities purchased by the Funds may become illiquid because of issuer-specific events or changes in market conditions. Illiquid investments are subject to the risk that the Funds will not be able to sell the investments when desired or at favorable prices. The Funds will not purchase an illiquid investment if, as a result, more than 15% of the value of the Funds’ net assets would be so invested.

Securities Lending

The Funds may seek to increase their income by lending portfolio securities to institutions, such as certain broker-dealers. Portfolio securities loans are secured continuously by collateral maintained on a current basis at an amount at least equal to the market value of the securities loaned. The value of the securities loaned by a Fund will not exceed 33 1/3% of the value of the Fund’s total assets. The Funds may experience a loss or delay in the recovery of their securities if the borrowing institution breaches its agreement with the Funds. Lending the Funds’ portfolio securities involves the risk of delay in receiving additional collateral if the value of the securities goes up while they are on loan.  A Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral or from recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Other Investments

The Funds may make other types of investments and may engage in various other investment practices. These investments and practices, and their risks, are described in the Statement of Additional Information (the “SAI”).

NON-PRINCIPAL RISKS OF INVESTING IN THE FUNDS

In addition to the risks associated with the Funds’ investments and investment practices, you should consider the following additional risks of investing in the Funds.

Reliance on the Adviser

Each Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. The Adviser was formed in 2008.  The Adviser began managing a mutual fund, the Independence Fund, in 2009, a second mutual fund, the Great America Fund, in 2010 and third mutual fund, the Epic Voyage Fund, in 2011. Members of the investment committee have considerable experience analyzing companies,

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valuing stocks, monitoring market activity from their editorial positions in the financial media and publishing industry, and managing global portfolios of securities. (30)

Activities of Affiliates of the Adviser

Companies affiliated with the Adviser, including The Motley Fool, LLC, publish information, opinions, and recommendations regarding the purchase and sale of securities, possibly including securities that are held by or being considered for purchase or sale by the Funds. These opinions and recommendations may be consistent with, or opposed to, the views of the Adviser and may adversely affect the prices of securities held by the Funds or the prices at which the Funds can purchase or sell a security. The Funds, the Adviser, and the Adviser’s publishing affiliates have adopted procedures designed to prevent personnel of the publishing affiliates from obtaining or using nonpublic information about each Fund’s holdings or the Adviser’s strategy or actual or potential portfolios. These procedures are also designed to prevent the Adviser and its personnel from using pre-publication information obtained from the publishing affiliates and to assure that investment decisions for the Funds are consistent with what the Adviser believes to be in the Funds’ best interest. Additionally, the members of the Adviser’s Investment Committee provide advisory services on behalf of another affiliate, Motley Fool Wealth Management, LLC (“MFWM”), particularly for MFWM’s separately managed accounts.  The advice given on behalf of MFWM, consistently with the mandates of its various strategies, may also be consistent with or opposed to the views of the Adviser in relation to the Funds and may adversely affect the prices of securities held by the Funds or the prices at which they can purchase or sell a security.  MFWM and the Adviser have adopted procedures to assure that neither MFWM nor the Adviser (or their respective clients) can benefit from any informational or trading advantage over the other. A description of the Funds’ policies and procedures with respect to the disclosure of information regarding their portfolio securities and the procedures designed to minimize conflicts between the Funds, the Adviser, MFWM, and the Adviser’s publishing affiliates is contained in the SAI.

MANAGEMENT OF THE FUNDS

The Board of Trustees (the “Board”) of The Motley Fool Funds Trust (the “Trust”) (of which each Fund is a series) is responsible for supervising the operations and affairs of the Funds. The Trust’s officers, who are all members, partners, officers, or employees of the Adviser, or its affiliates, are responsible for the daily management and administration of the Funds’ operations.

Investment Adviser

The Adviser is a wholly owned subsidiary of The Motley Fool Holdings Inc. (“TMF Holdings”), a multimedia financial-services holding company that also owns The Motley Fool, LLC, which publishes investment information and analysis across a wide range of media, including investment-newsletter services, websites, and books. TMF Holdings is controlled by David Gardner and Tom Gardner. The Adviser is located at 2000 Duke Street, Suite 175, Alexandria, VA 22314.

Subject to the overall supervision of the Board, the Adviser manages the overall investment operations of the Funds in accordance with the Funds’ investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of an investment advisory agreement between the Trust and the Adviser (the “Advisory Agreement”). Under the terms of the Advisory Agreement, each Fund pays the Adviser a fee that is computed and paid monthly at an annual rate of 0.85% of the Funds’ average daily net assets during the month.

Under the terms of an expense limitation and reimbursement agreement(31) entered into by the Trust and the Adviser, the Adviser has contractually agreed to pay, waive or absorb a portion of the Funds’ Institutional Shares

(30)	We’re sure you’ve heard that “past performance is no guarantee of future results.” The past experience of members of the Adviser’s investment committee does not guarantee future results.

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The effect of this agreement is to limit the Funds’ expense ratio and thus limit the expenses you bear as a shareholder of the Funds. We’ve imposed this limit because during the early days of the Funds, they will probably not have a large amount of assets, and some of the fees and expenses they must pay are not tied to the size of the Funds. We believe that the Adviser should be paid for its work, but we don’t want to penalize early investors in the Funds.

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operating expenses through February 2017, to the extent necessary to limit the Funds’ annual operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not exceeding 0.95% annually of each Fund’s average daily net assets.  The Adviser may recover from the Funds fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Funds’ operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 0.95% annually of the Funds’ average daily net assets or, if less, the expense limitation that was in place at the time the fees or expenses were paid, waived or absorbed.

For the fiscal year ended October 31, 2015, the Independence Fund Institutional Shares were reimbursed by the Adviser in the amount of 0.34% (expressed as a percentage of average net assets), in light of the contractual expense limitation of the Independence Fund. Had fee waivers and expense reimbursements not been in place, the Independence Fund Institutional Shares would have paid 0.85%.   For the fiscal year ended October 31, 2015, the Great America Fund Institutional Shares were reimbursed by the Adviser in the amount of 0.65% (expressed as a percentage of average net assets), in light of the contractual expense limitation of the Great America Fund.  Had fee waivers and expense reimbursements not been in place, the Great America Fund Institutional Shares would have paid 0.85%.  For the fiscal year ended October 31, 2015, the Epic Voyage Fund Institutional Shares were reimbursed by the Adviser in the amount of 4.14% (expressed as a percentage of average net assets), in light of the contractual expense limitation of the Epic Voyage Fund. Had fee waivers and expense reimbursements not been in place, the Epic Voyage Fund Institutional Shares would have paid 0.84% to the Adviser for its services.

A discussion regarding the Board’s approval of the Advisory Agreement and the factors the Board considered with respect to each Fund is available in the Funds’ semiannual report to shareholders for the fiscal period ended April 30, 2014.

The Adviser’s Investment Management Team

The Adviser has established an Investment Committee, composed of William H. Mann III, William S. Barker, CFA, Anthony L. Arsta, Nathan G. Weisshaar, CFA, David A. Meier, Bryan C. Hinmon, CFA, and Charles L. Travers Jr. The Investment Committee, chaired by Mr. Mann, is primarily responsible for all investment-related services provided to the Funds by the Adviser.

William H. Mann III

Bill Mann has served as Chief Investment Officer and Senior Portfolio Manager for the Independence Fund, since June 2009, the Great America Fund since 2010 and the Epic Voyage Fund since 2011. He was the senior investing analyst for The Motley Fool from 2001 to 2008. Before coming to the Adviser, Mr. Mann served as co-advisor for the Motley Fool Hidden Gems and Hidden Gems Pay Dirt small-cap investment newsletters and was the founding advisor for the Motley Fool Global Gains international-stock newsletter. Mr. Mann became Chief Investment Officer for Motley Fool Asset Management in 2013.

In 2007 and 2008, Mr. Mann served on the Advisory Committee on Improvements to Financial Reporting, a special committee empanelled by the Securities and Exchange Commission (the “SEC”) to examine the financial reporting system and reduce complexity. Mr. Mann’s expertise in issues of corporate governance led the U.S. Senate Committee on Commerce, Science, & Transportation to ask him to testify as an expert witness at a 2001 hearing on the collapse of Enron. Mr. Mann is a sought-after public speaker and has frequently appeared on CNBC, Bloomberg, Fox News Channel, CNN, BBC, CBS, and numerous business radio programs. He was named a 2011 Rising Star in the Mutual Fund Industry by Institutional Investors.

Before joining The Motley Fool in 1999, Mr. Mann was a co-founder of a specialty international telecommunications carrier focusing on project development in Asia, particularly China, India, Pakistan, and Indonesia. Mr. Mann holds a bachelor’s degree in international service from American University and is a graduate of Phillips Academy.

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William S. Barker, CFA

Bill Barker is a Portfolio Manager at the Adviser, having served in that role for the Independence Fund since 2009, the Great America Fund since 2010 and the Epic Voyage Fund since 2011. He joined The Motley Fool in 2005 as a senior analyst for equity research, a role in which he specialized in value-stock analysis and worked primarily on three newsletters: Motley Fool Stock Advisor, Motley Fool Hidden Gems, and Hidden Gems Pay Dirt. Previously, Mr. Barker worked for the SEC in its Office of Investor Education and Assistance, and for the U.S. Department of the Treasury in the Office of Foreign Assets Control, Foreign Terrorism Division. While with Treasury, he worked on the detection and prevention of the funding of foreign terrorist organizations and individuals.

He also worked for The Motley Fool from 1998 to 2001 as the principal writer of personal-finance content for the company’s website and later as an equity analyst and senior producer for investing. Mr. Barker received his CFA designation in 2008 and is a member of the CFA Society of Washington, D.C.

Before his work in finance, Mr. Barker was a trial lawyer in the Commercial Litigation division of the City Solicitor’s Office in Philadelphia, where he handled complex commercial cases as lead counsel in trials involving multimillion-dollar claims. He represented many of the major departments of the city, including the Office of the Mayor. Coming out of law school, he first worked in Washington, D.C., as an associate for Patton Boggs, LLP.

Mr. Barker has written extensively for The Motley Fool online as well as for its newsletters and three Motley Fool books. He has been published in Newsweek and has appeared as a commentator on CNN, CNBC, CNBC Europe, MSNBC, BBC, CBS, and NBC’s The Today Show. He graduated cum laude from Yale University with a degree in political philosophy and earned his J.D. from the University of Virginia.

Anthony L. Arsta

Tony Arsta is a Portfolio Manager at the Adviser, having served in that role for the Independence Fund since 2009, the Great America Fund since 2010 and the Epic Voyage Fund since 2011. Mr. Arsta complements his value-investing focus with applications of statistical analysis and investor psychology. After joining The Motley Fool in 2008, he contributed his writing and analysis to Motley Fool Million Dollar Portfolio, as well as several other Foolish newsletter services. Mr. Arsta earned his M.B.A. with distinction from DePaul University, with a concentration in finance, and also holds a B.S. in computer science from the University of Wisconsin, Madison.

Nathan G. Weisshaar, CFA

Nate Weisshaar is a Portfolio Manager at the Adviser, having served in that role for the Independence Fund, Great America Fund and Epic Voyage Fund since 2014. Mr. Weisshaar has a particular interest in international and banking stocks. After joining The Motley Fool in 2007 as an equity research analyst for Motley Fool Global Gains and several other newsletters, Mr. Weisshaar subsequently became a co-advisor on Motley Fool Champion Shares PRO and Motley Fool Share Advisor, The Motley Fool’s newsletter products for the UK market, while living in London from 2011 to 2014. After graduating from the University of Arizona with a B.S. in finance, Mr. Weisshaar worked as a banking consultant at United Bankers Bank in Minnesota.

David A. Meier

David Meier is a Portfolio Manager at the Adviser, having served in that role for the Independence Fund, Great America Fund and Epic Voyage Fund since 2014. Mr. Meier specializes in identifying investing opportunities in today’s and tomorrow’s great growth companies. He joined The Motley Fool in 2005, writing and editing for The Motley Fool online. Just before joining the Adviser, Mr. Meier worked as an analyst on Motley Fool Rule Breakers, a mission leader for Motley Fool Supernova, and an associate advisor for Motley Fool Million Dollar Portfolio, managing its high-growth stocks.

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Before working for The Motley Fool, Mr. Meier spent more than a decade as an engineer, developing and designing gas turbines at both Rolls Royce and General Electric. He graduated from Virginia Tech with bachelor’s and master’s degrees in mechanical engineering. Mr. Meier also earned his M.B.A. from Wake Forest University. He is comfortable with both the physics and the economics of a wide variety of technologies and technology investments.

Bryan C. Hinmon, CFA

Bryan Hinmon is a Portfolio Manager at the Adviser, having served in that role for the Independence Fund, Great America Fund and Epic Voyage Fund since 2014. He joined the Adviser in 2014 after more than four years at The Motley Fool, where he helped manage Motley Fool Pro, a long/short and options portfolio service. Mr. Hinmon also served as a senior analyst on Motley Fool Options for more than four years and led the company’s Analyst Development Program for two years.

Before life at The Motley Fool, Mr. Hinmon was a portfolio manager at Bulwark Capital Management, a hedge fund with an approach that balanced fundamental long-term equity investing, option income, and special situations. Earlier in his career, he worked as a research analyst for an asset manager in Naples, Florida, that provided portfolio management and operated a covered-call hedge fund. Mr. Hinmon graduated from Stetson University in with a bachelor’s degree in finance. He holds the Chartered Financial Analyst designation and is a member of The Boston Security Analysts Society.

Charles L. Travers Jr.

Charly Travers is a Portfolio Manager at the Adviser, having served in that role for the Independence Fund, Great America Fund and Epic Voyage Fund since 2014. Mr. Travers focuses on identifying companies that have opportunities to reinvest their profits and earn high returns on capital. He has experience analyzing companies in a wide range of industries.

On joining The Motley Fool in 2005, Mr. Travers contributed research on biotechnology companies to Motley Fool Rule Breakers. He subsequently became an associate advisor for Motley Fool Million Dollar Portfolio and was one of the founding advisors on Motley Fool Share Advisor, a newsletter product for the U.K. market. He earned his M.A. in psychology from Illinois Wesleyan University and also holds an M.S. in pharmacological and physiological sciences from St. Louis University.

The SAI provides additional information about the compensation of each member of the Investment Committee, other accounts managed by them, and their ownership of shares of the Funds. (32)

FUND EXPENSES(33)

Each Fund pays all of its expenses other than those expressly assumed by the Adviser. Expenses of each Fund are deducted from the Funds’ total income before dividends are paid. Each Fund’s expenses include, but are not limited to, (1) fees paid to the Adviser and the Funds’ administrator; (2) fees of the Funds’ independent registered public accounting firm, custodian, and transfer agent, and certain related expenses; (3) taxes; (4) brokerage fees and commissions; (5) interest; (6) costs incident to meetings of the Board and meetings of the Funds’ shareholders; (7) costs of printing and mailing prospectuses and reports to shareholders and the filing of reports with regulatory bodies; (8) legal

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The Motley Fool has long favored management teams who put their money where their mouths are and invest alongside their shareholders. The SAI, which supplements the information in this prospectus, tells you the level of personal investment the members of the Adviser’s investment committee have in the Funds, as well as much other important additional information.

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The Motley Fool has long criticized the mutual fund industry for its exorbitant fees. The charges you won’t find listed here (because we don’t ding you for them) include sales charges (loads) and 12b-1 marketing and distribution fees.

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fees and disbursements; (9) fees payable to federal and state regulatory authorities; (10) fees and expenses of Trustees who are not “interested” persons, as defined by the 1940 Act, of each Fund; and (11) any extraordinary expenses.(34)

NET ASSET VALUE

The NAV of each Fund’s shares is determined once daily as of the close of regular trading on the floor of the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time), on each day the NYSE is open for business. Each Fund calculates NAV per share by dividing the value of its net assets (i.e., the value of its assets less its liabilities) by the total number of shares outstanding. Each Fund’s investments are valued at their market value or, if market quotations are not readily available, at their fair value as determined in accordance with procedures adopted by the Board. Securities of the Independence Fund, the Great America Fund or the Epic Voyage Fund (to the extent they hold foreign securities) traded on foreign stock exchanges are generally valued based upon the closing prices for those securities on the principal exchanges where the securities are traded, subject to possible adjustment as described below. The value of non-dollar-denominated portfolio securities held by a Fund are determined by converting all assets and liabilities initially expressed in foreign currency values into U.S. dollar values, based on exchange rates supplied by a quotation service.

If market quotations for a security are not readily available or if the Adviser believes that market quotations do not accurately reflect fair value of a security, that security will be valued at its fair value as determined in good faith by the Board.(35) Such determinations are made by the Adviser or through the use of a pricing service under procedures established and periodically reviewed by and under the ultimate supervision of the Board. A fair value determination may be required if, for example, (1) only a bid price or an asked price is available, (2) the spread between bid and asked prices is substantial, (3) there is a suspension or limitation of trading, or (4) events or actions affecting the market prices of portfolio securities occur after the close of the relevant market.

Foreign securities in which the Independence Fund and Epic Voyage Fund invest may be traded in markets that close before the time that the Independence Fund and Epic Voyage Fund calculate their net asset value. In addition, certain foreign securities in which the Independence Fund and Epic Voyage Fund invest may be listed on foreign exchanges that trade on weekends or other days when the Independence Fund and Epic Voyage Fund do not calculate their net asset value. In these situations, the value of the Independence Fund’s and Epic Voyage Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Independence Fund’s and Epic Voyage Fund’s shares. The Board has authorized the Independence Fund and Epic Voyage Fund to retain a pricing service to determine the value of its portfolio securities, including the determination of the fair value of securities in situations when the value of such securities has been materially affected by events occurring before the Independence Fund’s and Epic Voyage Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market-specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). The pricing service uses an

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Many investors do not pay enough attention to the “Fees and Expenses” sections of prospectuses. We think that’s a mistake. You are investing your money, in the hope that it will grow. Every dollar that you pay in fees and expenses is a dollar that is no longer working for you. With the power of compounding over time, each dollar in fees could cost you significantly more than a dollar in forgone returns. Does that mean that you should always invest in the cheapest fund you can find? Not necessarily. Fees and expenses are just part of the calculation of the total value that you receive from any given fund.

Longtime followers know that The Motley Fool has often written about the virtues of index funds, which typically have lower fees and expenses than do actively managed funds, including the Funds. Costs are certainly an important consideration when choosing a fund. Savvy types, however, should bear this in mind: With an index tracker, investors are likely to lose to the market each year by about the amount of the index fund’s annual expenses. Each of our Fund’s objectives, on the other hand, is to surpass the return of its index, not merely to lag it by the amount of its expense ratio. We may not succeed, of course, but we will try to do so by relying on the Adviser’s approach to investing, which is based on principles of investing long-advocated by The Motley Fool.

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You’d think it would be easy to determine what a share of each Fund is worth — just add up the value of everything it holds, and then divide by the number of shares. It’s not that simple, though. Some foreign markets have different operating hours (when it’s daytime in Chicago, for example, it is night in Shanghai). That means that when we calculate each Fund’s value at the end of the day, the market quotations for some of the securities held by the Funds could be several hours old, and intervening events may have affected what the stocks are worth. In addition, characteristics of the relevant markets and stocks might, in some cases, cast doubt on a particular valuation. For these reasons, we may rely on a pricing service to determine the value of particular securities. It is possible that when the Funds buy or sell the securities, the price on the real market will be different from the value used for the fair value pricing.

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automated system incorporating a model based on multiple parameters, including a security’s local closing price; relevant general and sector indices; currency fluctuations; trading in depositary receipts and futures, if applicable; and research valuations by its staff, in determining what it believes is the fair value of the securities. Determining the fair value of portfolio securities involves reliance on judgment, and a security’s fair value may be affected by the method used for determining value. There can be no assurance that the Independence Fund and Epic Voyage Fund could purchase or sell a portfolio security at the price used to calculate the Independence Fund’s and Epic Voyage Fund’s net asset value. Because of the inherent uncertainty in making fair value determinations and the various factors considered in determining fair value, there can be significant deviations between the fair value at which a portfolio security is being carried and the price at which it is purchased or sold. Moreover, to the extent that the Independence Fund and Epic Voyage Fund have significant holdings of foreign securities, fair valuation may be used by the Independence Fund and Epic Voyage Fund more frequently than is the case for other mutual funds.

HOW TO BUY SHARES

Shares of each Fund may be purchased directly from the Funds by contacting the Funds’ transfer agent and may also be purchased from financial intermediaries that make shares of the Funds available to their customers. Shares are sold on a “no load” basis,(36) which means that you pay no sales charge when you purchase or redeem shares.(37)

You may purchase each Fund’s shares at the NAV per share next computed after receipt of your purchase order in proper form by the Funds’ transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”). See “NET ASSET VALUE.” An order is in proper form if it meets applicable requirements as described in this prospectus. The minimum initial investment in each Fund’s Institutional Shares is $100,000.(38) Subsequent investments in an Institutional Shares account may be made in any amount. At the discretion of a Fund, the initial investment minimums may be waived for accounts such as asset allocation programs that offer automatic rebalancing, wrap fee accounts, or similar types of accounts or programs. In addition, the Funds may waive these minimum investment requirements in special circumstances and may modify these requirements at any time. The Funds reserve the right to reject any purchase order.

You will not receive any stock certificate evidencing your purchase of Fund shares. Instead, you will receive written or electronic confirmation of each transaction except for systematic purchases and redemptions and quarterly statements showing account balances. Shares of each Fund have not been registered for sale outside the U.S. Each Fund generally does not sell shares to investors residing outside the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

To comply with the USA PATRIOT Act of 2001 and the Funds’ Anti-Money-Laundering Program, you are required to provide certain information to the Funds when you purchase shares. You must supply your full name, date of birth, Social Security number, and permanent street address (and not a post office box) on your account application. You may, however, use a post office box as your mailing address. Please contact the Transfer Agent at 1-888-863-8803 if you need additional assistance when completing your account application. If the Transfer Agent cannot obtain reasonable proof of your identity, the account may be rejected and you will not be allowed to purchase additional shares for your account until the necessary information is received. The Funds reserve the right to close any account after shares are purchased if clarifying information or documentation is requested from you but is not received.

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A “load,” or sales charge, is a fee that you are charged for the “privilege” of investing in some mutual funds. When a fund charges a load, you are putting less of your money to work than you might think. For example, if you were investing $10,000 in a fund that had a 2.5% front-end load, $250 would be taken off the top of your investment and leave you with only $9,750 in your account. The Funds do not charge any load.

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As discussed earlier, each Fund’s expense ratio does not include a 12b-1 marketing and distribution fee. However, to help offset the costs associated with short-term investors, we do charge a redemption fee of 2.00% on shares redeemed within 90 days of purchase. The proceeds of the redemption fee go to the Funds themselves.

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A note to shareholders: Fund Minimums are subject to third party distribution policies - if you invest directly through Motley Fool Funds and our transfer agent, BNY Mellon, your minimum required investment for Institutional Shares will be $100,000. If you invest through a brokerage account, you’ll have to abide by their rules.

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Small-Balance Account Fee

Although the minimum initial investment in each Fund’s Institutional Shares is $100,000, if the value of any account is less than $10,000, that account may be subject annually to a $24 small-balance account fee, which will be assessed by redeeming shares from that account.

For example, if you have one account that consists of $5,000 worth of shares of the Independence Fund, $5,000 worth of shares of the Great America Fund and $5,000 worth of shares of the Epic Voyage Fund, you will NOT be assessed a $24 fee for each of those three fund positions in that account because the total balance of your Motley Fool Funds account is more than $10,000.  If you had $3,000 worth of shares in the Independence Fund and $1,500 worth of shares in the Great America Fund, you would be assessed a $24 fee on the account because the combined balance of your Motley Fool Funds account would be less than $10,000.

We’ve also made it possible for shareholders who have a balance less than $10,000 to be exempt from the fee.  For account holders who register for an Automatic Investing Plan (AIP) of at least $50 per month and choose to receive annual reports, semiannual reports, prospectus updates and quarterly statements by e-mail, no small-balance account fee will be assessed, regardless of the balance in your account.(39)

The small-balance account fee is assessed during the fourth calendar quarter of each year but will not be assessed on accounts that have been maintained for less than six months. The fee also does not apply to shares held through an omnibus account with the Funds maintained by your securities dealer or mutual fund marketplace, to Fund-sponsored retirement accounts or group retirement or employee savings plan accounts, or to accounts such as asset allocation programs that offer automatic rebalancing, wrap fee accounts, or similar types of accounts or programs.

The small-balance account fee is distributed directly to the Funds to reinvest on behalf of shareholders.  The fee is implemented to offset the higher costs, which all shareholders of the Funds indirectly bear, associated with maintaining small accounts. The effective annual expenses borne by shareholders who invest less than $10,000 in a Fund and are subject to the small-balance account fee will be higher as a result of this fee.

For the purposes of assessing the fee, the balances of multiple accounts owned by the same individual,(40) whether in the same fund or in different funds offered by the Trust, are combined to assess whether the account has met the $10,000 minimum.(41)

Purchase by Internet

You may purchase shares of each Fund by completing and submitting an electronic account application at the Funds’ website, www.foolfunds.com, and funding your purchase through an electronic Automated Clearing House (“ACH”) transfer of money to the Funds from your checking or savings account. For more information on this service, and the required forms, please go to www.foolfunds.com or call 1-888-863-8803. Shares will be issued at the NAV per share next computed after your order is received. As with any transactions you effect on the Internet, there are various

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“Sounds great!” you might say, “How do I do those things?” When you invest at foolfunds.com, you’ll include your bank account information and sign up for an Automatic Investing Plan (AIP) of at least $50 a month. After your investment is complete, you’ll register for online access to your Fool Funds account. Once you’ve registered, click the “Account Options” tab to select electronic delivery. That’s it! If you’re an existing shareholder, including a shareholder who opened your account with a paper application, log into your online account (or create an online account if one does not exist) and click the “Account Options” tab to initiate an AIP and review your electronic delivery options. Make sure you select the “email” setting for the annual report, semiannual report, prospectus updates and quarterly statements to be eligible for the fee waiver.

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We determine whether accounts are owned by the same individual by the primary Social Security Number (SSN) or Tax Identification Number (TIN) that was included on the account application. This means that no matter what type of account- regular or IRA- your Fund balances will be combined to determine whether or not you are subject to the small balance account fee.

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Because our systems use primary SSNs to determine the total holdings of individuals with multiple funds or accounts, we cannot combine accounts within a household or family. So, for example, if two people in a household each hold an account with the Independence Fund of $7,000, each may be assessed the small-balance account fee, unless he or she has signed up for an Automatic Investment Plan (AIP) and e-mail delivery.

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risks, including the risk that your instructions may be lost, delayed, or inaccurately transmitted, and the risk that your personal information may be intercepted and improperly used by an unauthorized third party.

Automated Clearing House Purchases

Even if you do not open your account online, you may purchase additional shares of each Fund through an ACH transfer of money from your checking or savings account. The ACH service will automatically debit your pre-designated bank account for the desired amount. Shares purchased using an ACH transfer will be issued at the NAV per share next computed after your order is received. For more information on this service, and required forms, please go to the Funds’ website, www.foolfunds.com, or call 1-888-863-8803. When you pay for shares using an ACH transfer (including any purchase you make on the Internet), the proceeds of a redemption of those shares may be delayed until the ACH transfer has been converted to federal funds, a process that may take up to eight days.

Purchase by Mail

You may also purchase shares by sending a check made payable to “Independence Fund,” “Great America Fund,” or “Epic Voyage Fund” (depending upon which Fund’s shares you want to buy) together with a completed account application in the case of an initial investment, to:

Regular Mail

Motley Fool Funds
P.O. Box 9780
Providence, RI 02940-9780

Express/Overnight Mail

Motley Fool Funds
4400 Computer Dr.
Westborough, MA 01581-1722

Subsequent investments made by check should be accompanied with the investment form (which will be enclosed with the confirmations and statements sent by the Funds and is also available on the Funds’ website, www.foolfunds.com, or from the Transfer Agent).

The Funds do not accept payment in cash or money orders. The Funds also do not accept third-party checks, Treasury checks, cashier’s checks, official checks, teller’s checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks, post-dated online bill-pay checks, or any conditional order or payment. In addition, undated checks, unsigned checks, and checks dated six months or more before their receipt by the Transfer Agent will be rejected. Checks for the purchase of shares must be made payable to the Funds and be drawn on a bank located within the U.S. and payable in U.S. dollars. Always write your Fund account number on the check.

Payments for redemptions of shares recently purchased by check (but not the date as of which the redemption price is determined) may be delayed to assure that the purchase check clears, which may take up to eight days from when your check is received. In such cases, redemption proceeds will be sent when purchase checks clear. This delay can be avoided if shares are purchased by wire and does not apply if there are sufficient other shares in your account to satisfy the requested redemption. The Transfer Agent will charge you a $25 fee for any returned check. Payments for redemptions of shares recently purchased by means of an ACH transfer may also be delayed. See “HOW TO REDEEM SHARES.”

Purchase by Wire

You may purchase shares for initial investment or for subsequent investments by wiring federal funds. Please call the Transfer Agent at 1-888-863-8803 for wire transfer instructions.

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For Initial Investment by Wire

If you are making your first investment in the Funds, before you wire funds, the Transfer Agent must have received your completed account application. You can mail or overnight-deliver your account application to the Transfer Agent. Upon receipt of your account application, the Transfer Agent will establish an account for you. The wire from your bank must include the name of the Fund and your name and account number so that your wire can be correctly applied.

Please be sure to submit a completed account application with an initial purchase order. An account application must be on file with the Transfer Agent to purchase shares.

For Subsequent Investments by Wire

Before sending your wire, please call the Transfer Agent at 1-888-863-8803 to ensure prompt and accurate credit upon receipt of your wire.

Wired funds must be received before the close of the NYSE, normally 4:00 p.m. Eastern time, to be eligible for same-day pricing. The Funds and their agents are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or for incomplete wire instructions or errors in those instructions.

Purchase Through an Authorized Securities Dealer or Mutual Fund Marketplace

You may purchase shares of each Fund through any securities dealer or mutual fund marketplace that has been authorized by the Funds to make shares available. Authorized securities dealers may be authorized by the Funds to designate other intermediaries to receive purchase and redemption orders. An order to purchase shares are deemed received by the Funds when the authorized securities dealer (or, if applicable, its authorized designee) receives the order in such form as meets requirements established by the particular securities dealer or mutual fund marketplace, and shares will be issued at the NAV per share next determined after receipt of your order. See “NET ASSET VALUE.”

Your securities dealer, a mutual fund marketplace, or another financial organization may establish policies that differ from those of the Funds. For example, the organization may impose higher minimum investment requirements than are imposed by the Funds or may charge you a transaction fee or other fees, which may not be imposed by the Funds, in connection with purchases and redemptions of Fund shares.

Canceled or Failed Payments

Each Fund accepts checks and ACH transfers for the purchase of shares at full value, subject to collection. If you pay for shares with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any resulting losses or expenses incurred by the Funds or the Transfer Agent, and the Funds may redeem shares you own in the account to effect reimbursement. The Funds and their agents have the right to reject or cancel any purchase order because of nonpayment.

Market Timing and Abusive-Trading Activity Policy

Each Fund is intended to serve as an investment vehicle for long-term investors. Frequent trading or market timing, which the Trust generally defines as redeeming Fund shares within 90 days of their purchase, can disrupt the Funds’ investment program and create additional transaction costs that all shareholders bear. Therefore, the Trust believes that it is not in its shareholders’ interests to accommodate market timing, and it has adopted policies and procedures designed to deter this practice. The Board has approved the imposition of a 2.00% redemption fee on Fund shares that are redeemed within 90 days of purchasing such shares, with certain exceptions.(42) See “HOW TO REDEEM SHARES.”

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We’ve said that short-term trading is not only often unwise but also hurts the Funds’ investors who aren’t doing it. The redemption fee should discourage excessive short-term trading and help investors who are innocent bystanders.

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In addition, the Trust may reject any purchase order that it regards as disruptive to efficient portfolio management. The Trust relies primarily on the imposition of a redemption fee to deter market timers. Although imposition of this fee is intended to discourage abusive trading practices in shares of each Fund, there can be no assurance that such activity will not occur. Investors whom the Funds identify as engaging in abusive trading practices will be notified of the Trust’s adverse view of market timing, and the Trust may terminate these relationships. In making such judgments, the Trust seeks to act in a manner it believes to be consistent with shareholders’ best interests. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.

It is important to recognize that, because of the complexity involved in identifying abusive trading activity and the volume of shareholder transactions, there can be no assurance that the Trust’s efforts will identify all trades or trading practices that may be considered abusive. The Trust has entered into agreements with financial intermediaries obligating them to provide, upon request, information regarding their customers and their customers’ transactions in shares of the Funds. The Trust relies on financial intermediaries (other than the Transfer Agent) and information provided by financial intermediaries to monitor trades of shareholders whose shares are held in group or omnibus accounts by the financial intermediaries. The Trust will generally rely on the financial intermediaries to impose a redemption fee where applicable and to prohibit or bring to the attention of the Trust transactions that may be abusive. The Trust reserves the right to reject any order placed from an omnibus account, and if it deems it appropriate because of a financial intermediary’s failure to comply with its responsibilities, the Trust may terminate the right of the financial intermediary to maintain an omnibus account.

HOW TO REDEEM SHARES

You may redeem shares of each Fund at any time. As described below, redemption requests may be made by mail or telephone through the Transfer Agent or may be made through an authorized financial intermediary or mutual fund marketplace. Your shares will be redeemed at their current NAV per share next computed after receipt of your redemption request in accordance with the procedures described in this prospectus. See “NET ASSET VALUE.” The value of the shares redeemed may be more or less than their original cost, depending on changes in the Funds’ NAV per share.

A redemption fee of 2.00% of the then-current value of the shares redeemed is imposed on redemptions of shares made within 90 days of purchase (i.e., the redemption is effective on or before the 90th day following the date of purchase), subject to certain exceptions. The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading of Fund shares. The fee does not apply to (i) accounts such as asset allocation programs that offer automatic rebalancing, wrap fee accounts, or similar types of accounts or programs, at the discretion of the Funds, (ii) the redemption of shares that were purchased by reinvesting dividends or other Fund distributions, (iii) redemptions for which the shareholder or the shareholder’s agent notifies the Transfer Agent that the redemption is being made to make required distributions from an Individual Retirement Account (an “IRA”) (or other tax-deferred retirement account), or (iv) redemptions following the death or disability of a shareholder. For purposes of determining whether the redemption fee applies, shares held for the longest time will be deemed to have been redeemed first.(43) The Funds may modify their redemption fee policy and waivers at any time.

The sale of each Fund’s shares for the purpose of purchasing shares of another series of the Trust is considered a redemption, and the short-term trading fee of 2.00% applies to a redemption of shares made within 90 days of purchase. Additionally, the 90-calendar day holding period begins again immediately following an exchange.

If your account balance after a redemption is less than $10,000, your account may be subject to a small-balance account fee. See “HOW TO BUY SHARES — Small-Balance Account Fee.”

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A word to the Foolishly wise: We believe that redemption fees are good news for long-term shareholders. They offset the transaction-cost impact of short-term investors. What’s more, redemption fees flow back to the Funds themselves, not to the coffers of the Adviser.

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The Funds normally make payment for all shares redeemed as soon as practicable, generally within two business days but no later than seven days after receipt by the Transfer Agent of a redemption request in proper form. If you purchase shares by check or ACH and submit shortly thereafter a redemption request, the redemption proceeds will not be transmitted to you until your purchase check or ACH transfer has cleared. This process may take up to eight days. Shareholders who redeem shares held in an IRA must indicate on their redemption request whether federal income taxes or any applicable state taxes should be withheld. If not, this type of redemption can be subject to federal income tax withholding and, possibly, state taxes. The Funds may suspend the right of redemption or postpone payment of redemption proceeds under unusual circumstances, as permitted by the 1940 Act or by the SEC.

Shares of each Fund may be redeemed by using one of the procedures described below. For additional information regarding redemption procedures, you may go to the Funds’ website, www.foolfunds.com, or call 1-888-863-8803 or your securities dealer.

You may redeem shares by mailing a written request to:

Regular Mail

Motley Fool Funds
P.O. Box 9780
Providence, RI 02940-9780

Express/Overnight Mail

Motley Fool Funds
4400 Computer Dr.
Westborough, MA 01581-1722

The proceeds of a written redemption request are normally paid by check made payable to the shareholders. You may request that redemption proceeds of $1,000 or more be wired to your account at any member bank of the Federal Reserve System if you have previously designated that account as one to which redemption proceeds may be wired. See “Telephone Redemption Requests.” A $12 fee will be deducted from your account if payment is made by federal funds wire transfer. This fee is subject to change. Depending on how quickly you wish to receive payment, you can request that payment be made by ACH transfer, without charges, if you have established this redemption option.

Signature Guarantees

The Transfer Agent has adopted standards and procedures pursuant to which signature guarantees in proper form are generally accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor. A signature guarantee of each owner is required to redeem shares in the following situations:

•                  If ownership changes on your account.

•                  When redemption proceeds are sent to any person, address, or bank account not on record.

•                  When establishing or modifying certain services on an account.

•                  If the Transfer Agent received a change of address within the past 15 days.

•                  For all redemptions in excess of $50,000 from any shareholder account.

The Transfer Agent may also require a signature guarantee in other instances it deems appropriate.

If you have any questions about signature guarantees, please call 1-888-863-8803.

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Telephone Redemption Requests

You may redeem shares by telephone request if you have elected to have this option. To arrange for telephone redemptions after an account has been opened, or to change the bank account or address designated to receive redemption proceeds, please call the Transfer Agent at 1-888-863-8803.  Requests to change the bank account or address designated to receive redemptive proceeds must be signed by each account owner and may require a signature guarantee. You may place a telephone redemption request of up to $50,000 by calling 1-888-863-8803. You may choose to have the redemption paid by check sent to your address of record, or by federal funds wire transfer (minimum amount of $1,000) or electronic ACH funds transfer to your pre-designated bank account. A $12 fee will be deducted from your account if payment is made by federal funds wire transfer. This fee is subject to change. There is no charge for proceeds sent by ACH transfer; however, you may not receive credit for transferred funds for two to three days.

During times of extreme economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption. In such an event, you should consider using a written redemption request sent by overnight service to:

Motley Fool Funds
4400 Computer Dr.
Westborough, MA 01581-1722

Using this procedure may result in having your redemption request processed at a later time than it would have been if the telephone redemption procedure had been used. During the delay, the Funds’ NAV per share may fluctuate.

By selecting the telephone redemption option, you authorize the Transfer Agent to act on telephone instructions reasonably believed to be genuine. The Transfer Agent employs reasonable procedures, such as requiring a form of personal identification, to confirm that telephone redemption instructions are genuine. Neither the Funds nor the Transfer Agent will be liable for any losses resulting from unauthorized or fraudulent instructions if these procedures are followed. The Funds reserve the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the number of requests within a specified period. Once a telephone transaction has been placed, it cannot be canceled or modified.

Redemptions Through an Authorized Securities Dealer or Mutual Fund Marketplace

If you hold shares through a securities dealer or mutual fund marketplace, you may place your redemption request through that organization. Shares will be redeemed at the NAV per share next computed after your request is received.

Please keep in mind that an authorized securities dealer (or its designee) may charge you a transaction fee or other fees for processing a redemption of Fund shares.

Redemptions Using the Internet

If you have elected to have the ability to purchase shares using the Internet, you may redeem shares in the same manner, except that this redemption option is not available for retirement plan accounts. If you choose not to have the ability to redeem shares by telephone, you will also be unable to redeem shares using the Internet. Although the systems used by the Transfer Agent include appropriate security measures intended to prevent unauthorized transactions, as with any transactions you effect on the Internet, there are various risks associated with the use of the Internet to redeem shares of each Fund, including the risk that your instructions may be lost, delayed, or inaccurately transmitted and the risk that your personal information may be intercepted and improperly used by an unauthorized third party.

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Redemption of Small Accounts

To reduce Fund expenses, the Funds reserve the right to redeem at their option, upon not less than 30 days written notice, the Institutional Shares account of any shareholder that has a value of less than $500 in a Fund as a result of one or more redemptions, if the shareholder does not purchase additional shares to increase the account value to at least $500 in the Fund during the notice period.

HOW TO EXCHANGE SHARES

An exchange occurs when a shareholder redeems shares from one series or fund in the Trust and uses the proceeds to purchase shares of another fund in the Trust. Minimum investment requirements apply to exchanges. If you have held the shares you are exchanging for 90 days or less, you may be charged a redemption fee. In addition, the 90-day holding period begins again immediately following an exchange.  See “HOW TO REDEEM SHARES” for further details. To receive that day’s NAV, any request must be received in good order by the close of regular trading on the NYSE that day (generally 4:00 PM Eastern Time). You will receive a written confirmation for any exchange transactions.

There is currently no limit on the number of exchanges that you can make, however, the exchange privilege may be modified or terminated at any time in the future. The Funds may suspend or terminate your exchange privilege at any time for any reason, including if it believes, in its sole discretion, that you are engaging in market timing activities. See “MARKET TIMING AND ABUSIVE-TRADING ACTIVITY POLICY” section for more details.

The Funds, at their discretion, may suspend the exchange privilege at any time. The Funds may reject for any reason, or cancel as permitted or required by law, any purchase or exchange at any time. Additionally, if any transaction is deemed to have the potential to adversely impact the Funds, the Funds reserve the right to, among other things, reject any exchange request or limit the amount of any exchange.

Unless you are a tax-exempt investor or investing through a tax-deferred retirement plan or other tax-advantaged arrangement, an exchange is generally a taxable event, and you may realize a gain or a loss for U.S. federal income tax purposes. Please consult your tax adviser or other financial professional before making an exchange request.

If your account balance after an exchange is less than $10,000, your account may be subject to a small-balance account fee. See “HOW TO BUY SHARES — Small-Balance Account Fee.”

Exchange by Internet

You may exchange shares by visiting the Funds’ website, www.foolfunds.com, and then accessing your online account. For more information on this service, please go to www.foolfunds.com or call 1-888-863-8803. Shares will be issued at the NAV per share next computed after your order is received. As with any transactions you effect on the Internet, there are various risks, including the risk that your instructions may be lost, delayed, or inaccurately transmitted, and the risk that your personal information may be intercepted and improperly used by an unauthorized third party.

Exchange by Telephone or Mail

You may also exchange shares by calling the Transfer Agent at 1-888-863-8803 or by sending a written request to:

Regular Mail

Motley Fool Funds

P.O. Box 9780

Providence, RI 02940-9780

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Express/Overnight Mail

Motley Fool Funds

4400 Computer Dr.

Westborough, MA 01581-1722

Exchanges Through an Authorized Securities Dealer or Mutual Fund Marketplace

If you hold shares through a securities dealer or mutual fund marketplace, you may place your exchange request through that organization. Shares will be redeemed at the NAV per share next computed after your request in good order is received. Please keep in mind that an authorized securities dealer (or its designee) may charge you a transaction fee or other fees for processing an exchange of Fund shares.

SHARE CLASS CONVERSION

Each Fund offers Investor Shares and Institutional Shares. If a shareholder no longer meets the eligibility requirements for the share class currently held, a Fund may convert the shareholder’s holdings into the share class for which the shareholder is eligible. Therefore, if a shareholder’s Institutional Shares account balance in a Fund falls below the minimum initial investment amount for Institutional Shares, the Fund may convert those shares to Investor Shares.  Conversely, if a shareholder’s Investor Shares account balance in a Fund satisfies the minimum initial investment amount for Institutional Shares, the Fund may convert those shares to Institutional Shares, or the shareholder may request conversion of those shares to Institutional Shares, if the shares are held directly with the Fund or if the shareholder’s brokerage permits the conversion to Institutional Shares. Any conversion will occur at the respective NAV of the share class and a shareholder will receive notice of the conversion. For questions regarding conversion, shareholders may either contact the Funds’ transfer agent or the brokerage through which you hold your account.

DIVIDENDS, DISTRIBUTIONS,
AND TAXES(44)

Dividends and Distributions

Each Fund pays dividends from its net investment income and distributes any net capital gains that it realizes. Dividends and capital gains distributions are generally paid once a year. All dividends and other distributions will be reinvested in Fund shares unless a shareholder chooses to either (1) receive dividends in cash, while reinvesting capital gains distributions in additional Fund shares; or (2) receive all distributions in cash. Additionally, each Fund reports details of distribution related transactions on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

Taxes

Each Fund’s dividends and capital gains distributions are taxable under the same rules whether the dividends and distributions are received in cash or reinvested in additional shares. Distributions of net capital gain (the excess of a Fund’s net long-term capital gains over its net short-term capital losses) are taxable as long-term capital gains, regardless of how long you have held Fund shares. Distributions reported as qualified dividend income are generally taxable to individuals at reduced rates.  In general, other dividends (including distributions of short-term capital gains) are taxable as ordinary income.  Some dividends paid in January may be taxable as if they had been paid the previous December.

In general, dividends may be reported by a Fund as qualified dividend income if they are attributable to qualified dividend income received by the Fund, which, in general, includes dividend income from taxable U.S. corporations and certain foreign corporations (i.e., certain foreign corporations incorporated in a possession of the U.S. or in certain

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When a Fund pays a dividend or other distribution, its net asset value (NAV) per share will decline by the per-share amount of the distribution. Apart from the tax impact discussed below, investors are no poorer for this “distribution drop.” In addition, as this section explains, investors may elect to reinvest their dividend and distribution payments. Doing so would allow them to acquire additional shares at the post-distribution NAV per share. They may also choose to receive a check in the amount of their portion of the dividend or distribution.

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countries with a comprehensive tax treaty with the U.S., and certain other foreign corporations if the stock with respect to which the dividend is paid is readily tradable on an established securities market in the U.S.), provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. A dividend generally will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held by a Fund for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or, in the case of certain preferred stock, for fewer than 91 days during the 181-day period beginning 90 days before such date. These holding period requirements will also apply to your ownership of a Fund’s shares.

You may want to avoid buying shares of a Fund when the Fund is about to declare a dividend because the dividend will be taxable to you even though it may economically represent a return of a portion of your investment.

A sale or redemption of Fund shares will generally be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund will be treated as a sale. Any capital gain or loss realized upon a sale, redemption or exchange of Fund shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale, redemption or exchange of Fund shares held for one year or less is generally treated as short-term capital gain or loss, except that any capital loss on the sale of Fund shares held by a shareholder for six months or less is treated as long-term capital loss to the extent of any distributions (or deemed distributions) of net capital gain received by the shareholder with respect to such Fund shares.

A Fund’s investments in foreign securities may be subject to certain foreign taxes, which may reduce the return on the Fund’s investments.  If a Fund meets certain requirements with respect to its holdings, it may elect to “pass through” to shareholders credits or deductions for certain foreign taxes that it pays, in which case each shareholder of that Fund will be required to include a portion of such taxes in gross income, but may be eligible to claim a credit or deduction for that portion of the taxes, subject to generally applicable limitations on such deductions and credits.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

U.S. individuals with income exceeding certain thresholds are subject to a 3.8% Medicare contribution tax on their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale or exchange of shares of a Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Unless your investment is held through a tax-advantaged account, each year you will be sent information regarding the tax status of any dividends and other distributions you receive from the Funds. If you hold Fund shares through a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your tax-advantaged account. You should consult your tax advisor regarding the rules governing your particular tax-advantaged account.

Federal law requires the Funds to withhold taxes on distributions and redemption proceeds paid to shareholders who fail to provide a Social Security number or taxpayer identification number or fail to provide certain required certifications. Although the Funds do not market to foreign shareholders, foreign shareholders may choose to purchase shares of the Funds through U.S. or international brokerages. Foreign shareholders may be subject to special withholding requirements.

The above discussion provides very general information only, and tax laws are subject to change. You should always consult your tax professional about federal, state and local tax consequences associated with your investment in the Funds.

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MISCELLANEOUS INFORMATION

Retirement Accounts(45)

The Funds maintain arrangements for investors to establish IRAs (including Roth IRAs) and other tax-deferred retirement accounts through which shares of the Funds may be purchased. Fund shares may also be an appropriate investment for other types of retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. For more information on IRAs and other retirement accounts that are available, go to the Funds’ website, www.foolfunds.com, or call 1-888-863-8803. IRA investors may be subject to an annual maintenance fee charged by the Funds’ custodian.

Abandoned Accounts

The Transfer Agent will consider your account abandoned if correspondence to your address of record is returned as undeliverable and, after following applicable regulations, the Transfer Agent is unable to confirm a new address for your account.  Per applicable state law, the Transfer Agent may also consider your account abandoned if we are unable to demonstrate contact with you over a specified period of time.  If an account is deemed abandoned, the proceeds in the account may be subject to escheatment under applicable state laws, which vary from state to state.(46)

Undeliverable and Uncashed Checks

Uncashed checks may be subject to escheatment under applicable state laws, which vary from state to state. On an account with a cash dividend or capital gains distribution option which has been deemed abandoned due to correspondence to the address of record being returned as undeliverable, subsequent cash dividends or capital gains distributions cannot be delivered. On such an account, the Funds reserve the right to reinvest all dividend and capital gains distributions payable to the shareholder in shares of the Funds until an updated address and new dividend and capital gains distribution instructions are received.  Additionally, if a dividend or capital gains distribution check remains uncashed for six months, the Funds reserve the right to reinvest the amount of the check in the shareholder’s Fund account at the then-current NAV per share of the applicable Fund.

Householding

To reduce Fund expenses, the Funds will mail only one copy of the Funds’ prospectus, each annual and semiannual report, and other shareholder communications to each address shared by two or more accounts. If you wish to receive an additional copy of these documents, please call 1-888-863-8803 or contact your financial institution. The Funds will begin sending you the additional copies 30 days after receiving your request.

GENERAL INFORMATION

Transfer Agent

BNY Mellon Investment Servicing (US) Inc. serves as the Funds’ transfer agent and dividend disbursing agent. Shareholders of the Funds may contact the Transfer Agent with any questions regarding their transactions in shares of the Funds and account balances.

Custodian

The Bank of New York Mellon serves as custodian for the Funds. In that capacity, it maintains custody of all securities and cash assets of the Funds. The custodian is authorized to hold the Funds’ investments in securities depositories and with sub-custodians approved by the Funds.

(45)	Whether or not you invest in the Funds, it is never too soon to start thinking about retirement.

(46)

We really don’t want to hold onto your money or make the decision about whether to reinvest your dividends back into the Funds without your knowing about it. So make sure you promptly deposit any checks you receive and always keep your address up to date with us and on all other financial accounts you have whenever you move. Also, your mother may be looking for you — and it’s not cool to worry her like that.

48

Underwriter

Foreside Funds Distributors LLC serves as the principal underwriter of the Funds pursuant to an Underwriting Agreement for the limited purpose of acting as statutory underwriter to facilitate the distribution of shares of the Funds. The Underwriter is not affiliated with the Adviser, the Administrator, or their affiliates.

Payments to Financial Intermediaries

The Funds may pay fees to financial intermediaries, including securities dealers, that provide shareholder account-related services to their customers who own Fund shares. These financial intermediaries generally have omnibus accounts with the Transfer Agent and provide shareholder services or sub-transfer agent services to Fund shareholders who are their customers. It is anticipated that fees paid by the Funds to financial intermediaries for these services generally will not exceed the fees the Funds would have incurred if customers of the financial intermediaries maintained their accounts directly with the Funds. Service arrangements with financial intermediaries are subject to approval by the Board.

The Adviser may make payments to broker-dealers and other financial intermediaries for marketing, promotional, or other services relating to the Funds.  The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the intermediary, the level of assets or sales of shares, providing the Funds with “shelf space”, and providing access to an intermediary’s personnel.  Such payments would be paid from the Adviser’s own resources (not from the Funds) and may be in addition to any shareholder servicing payments.  In some circumstances, such payments may create an incentive for a financial intermediary to recommend or sell shares of a Fund instead of recommending shares offered by other investment companies.

49

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Independence Fund’s Institutional Shares financial performance for the past 5 years, or, if shorter, the period of the Fund’s operations.  The information reflects results for a single share of the Independence Fund’s Institutional Shares. Total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Independence Fund (assuming reinvestment of all dividends and distributions). The financial information for the periods shown has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Independence Fund’s financial statements, is included in the Independence Fund’s annual report, which is available upon request.

(for a share outstanding through the period)

	Year Ended October 31,	Period Ended October 31,
	2015	2014(1) (2)

Net Asset Value, Beginning of Period	$21.01	$20.36
Income (Loss) From Investment Operations
Net Investment Income (Loss)(3)	0.10	0.03
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.31)	0.62
Total From Investment Operations	(0.21)	0.65
Less Distributions
Net Investment Income	(0.12)	—
Net Realized Capital Gains	(0.33)	—
Total Distributions	(0.45)	—
Redemption and Small-Balance Account Fees	— *	—
Net Asset Value, End of Period	$20.35	$21.01
Total Return(4)	(0.97)%	3.19%
Net Assets, End of Period (thousands)	$7,726	$4,038
Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets	0.95%	0.95%
Ratio of Expenses to Average Net Assets (Before Waivers and Reimbursement of Expenses and/or Recapture of Previously Waived Fees)	2.14%	3.78%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.46%	0.39%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers and Reimbursement of Expenses and/or Recapture of Previously Waived Fees)	(0.73)%	(2.43)%
Portfolio Turnover	21%	24%

*	Amount represents less than $0.005 per share.

(1)	Commenced operations on June 17, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.
(2)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessary indicative of future ratios.
(3)	Per share data calculated using average shares outstanding method.
(4)	Total return reflects the rate an investor would have earned on an investment in the Fund during the period.

50

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Great America Fund’s Institutional Shares financial performance for the past 5 years, or, if shorter, the period of the Fund’s operations.  The information reflects results for a single share of the Great America Fund’s Institutional Shares.  Total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Great America Fund (assuming reinvestment of all dividends and distributions).  The financial information for the periods shown has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Great America Fund’s financial statements, is included in the Great America Fund’s annual report, which is available upon request.

(for a share outstanding through the period)

	Year Ended October 31,	Period Ended October 31,
	2015	2014(1) (2)

Net Asset Value, Beginning of Period	$18.61	$17.94
Income (Loss) From Investment Operations
Net Investment Income (Loss)(3)	0.07	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	0.13	0.65
Total From Investment Operations	0.20	0.67
Less Distributions
Net Investment Income	(0.06)	—
Net Realized Capital Gains	—	—
Total Distributions	(0.06)	—
Redemption and Small-Balance Account Fees	— *	—
Net Asset Value, End of Period	$18.75	$18.61
Total Return(4)	1.04%	3.73%
Net Assets, End of Period (thousands)	$7,010	$2,798
Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets	0.95%	0.95%
Ratio of Expenses to Average Net Assets (Before Waivers and Reimbursement of Expenses and/or Recapture of Previously Waived Fees)	2.45%	4.93%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.35%	0.27%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers and Reimbursement of Expenses and/or Recapture of Previously Waived Fees)	(1.15)%	(3.71)%
Portfolio Turnover	30%	18%

*	Amount represents less than $0.005 per share.

(1)	Commenced operations on June 17, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.
(2)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessary indicative of future ratios.
(3)	Per share data calculated using average shares outstanding method.
(4)	Total return reflects the rate an investor would have earned on an investment in the Fund during the period.

51

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Epic Voyage Fund’s Institutional Shares financial performance for the past 5 years, or, if shorter, the period of the Fund’s operations. The information reflects results for a single share of the Epic Voyage Fund’s Institutional Shares.  Total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Epic Voyage Fund (assuming reinvestment of all dividends and distributions).  The financial information for the periods shown has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Epic Voyage Fund’s financial statements, is included in the Epic Voyage Fund’s annual report, which is available upon request.

(for a share outstanding through the period)

	Year Ended October 31,	Period Ended October 31,
	2015	2014(1) (2)

Net Asset Value, Beginning of Period	$12.62	$13.06
Income (Loss) From Investment Operations
Net Investment Income (Loss)(3)	0.12	0.04
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.65)	(0.48)
Total From Investment Operations	(1.53)	(0.44)
Less Distributions
Net Investment Income	(0.19)	—
Net Realized Capital Gains	—	—
Total Distributions	(0.19)	—
Redemption and Small-Balance Account Fees	— *	—
Net Asset Value, End of Period	$10.90	$12.62
Total Return(4)	(12.23)%	(3.37)%
Net Assets, End of Period (thousands)	$1,740	$1.615
Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets	0.93%	0.95%
Ratio of Expenses to Average Net Assets (Before Waivers and Reimbursement of Expenses and/or Recapture of Previously Waived Fees)	5.91%	6.35%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.06%	0.78%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers and Reimbursement of Expenses and/or Recapture of Previously Waived Fees)	(3.92)%	(4.62)%
Portfolio Turnover	20%	25%

*	Amount represents less than $0.005 per share.

(1)	Commenced operations on June 17, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.
(2)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessary indicative of future ratios.
(3)	Per share data calculated using average shares outstanding method.
(4)	Total return reflects the rate an investor would have earned on an investment in the Fund during the period.

52

INVESTMENT ADVISER

Motley Fool Asset Management, LLC
2000 Duke Street

Suite 175
Alexandria, VA 22314

ADMINISTRATOR AND
TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9780
Providence, RI 02940-9780

CUSTODIAN

The Bank of New York Mellon
One Wall Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

UNDERWRITER

Foreside Funds Distributors LLC
899 Cassatt Road, 400 Berwyn Park, Suite 110

Berwyn, PA 19312

www.foreside.com

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC  20004

53

FOR MORE INFORMATION

For more information about the Funds, the following documents are available free upon request:

Annual/Semiannual Reports

Additional information about the Independence Fund’s, Great America Fund’s and Epic Voyage Fund’s investments is available in the Funds’ annual and semiannual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their most recently completed fiscal year.

Statement of Additional Information

The SAI provides more details about the Funds and their policies. The current SAI is on file with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

TO OBTAIN INFORMATION

The SAI is available, without charge, upon request along with the semiannual and annual reports (when available). To obtain a free copy of the SAI, semiannual or annual reports or if you have questions about the Funds:

By Internet

Go to www.foolfunds.com.

By Telephone

Call 1-888-863-8803 or your securities dealer.

By Mail

Write to:

Motley Fool Funds
P.O. Box 9780
Providence, RI 02940-9780

From the SEC

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by sending an electronic request to publicinfo@sec.gov or writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number 811-22264

54

PROSPECTUS

dated February 29, 2016

Motley Fool Independence Fund

Investor Shares

Ticker: FOOLX

Motley Fool Great America Fund

Investor Shares

Ticker: TMFGX

Motley Fool Epic Voyage Fund

Investor Shares

Ticker: TMFEX

Each a series of The Motley Fool Funds Trust

2000 Duke Street, Suite 175

Alexandria, VA 22314

The investment objective of the Motley Fool Independence Fund, the Motley Fool Great America Fund and the Motley Fool Epic Voyage Fund (each a “Fund” and together the “Funds”) is to achieve long-term capital appreciation. The Motley Fool Independence Fund pursues its objective by investing primarily in common stocks of U.S. companies and of companies that are organized under the laws of other countries around the world. The Motley Fool Great America Fund pursues its objective by investing primarily in common stocks of companies that are organized in the United States and that are engaged in a broad range of industries. The Motley Fool Epic Voyage Fund pursues its objective by investing primarily in common stocks of foreign companies.

This prospectus has information about the Funds’ Investor Shares that you should know before you invest. You should read it carefully and keep it with your investment records.

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved the Funds’ shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Motley Fool Independence Fund Summary Section	1
Motley Fool Great America Fund Summary Section	7
Motley Fool Epic Voyage Fund Summary Section	12
Fund Goals and Strategies	18
Principal Risks	23
Additional Principal Risks of the Independence Fund and the Epic Voyage Fund	24
Who Should Invest in the Funds?	26
Non-Principal Fund Investment Practices and their Risks	26
Non-Principal Risks of Investing in the Funds	32
Management of the Funds	33
Fund Expenses	34
Net Asset Value	37
How to Buy Shares	38
How to Redeem Shares	42
How to Exchange Shares	45
Share Class Conversion	46
Dividends, Distributions, and Taxes	46
Miscellaneous Information	48
General Information	49
Financial Highlights	50

No securities dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus or in approved sales literature in connection with the offer contained herein, and if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or The Motley Fool Funds Trust. This prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer.

MOTLEY FOOL INDEPENDENCE FUND

(THE “INDEPENDENCE FUND”)

SUMMARY SECTION

Investment Objective

The investment objective of the Independence Fund is to achieve long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Independence Fund’s Investor Shares.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE
Redemption Fee (as percentage of amount redeemed) (on shares held for 90 days or less)	2.00%
Exchange Fee	NONE
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	$24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.85%
Distribution (12b-1) Fees	NONE
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.13%
Fees/Expenses Recouped	0.02	%(a)
Total Annual Operating Expenses After Recoupment	1.15%

(a)         The Adviser has contractually agreed to pay, waive or absorb a portion of the Independence Fund’s Investor Shares expenses through the end of February 2017, or such later date as may be determined by the Independence Fund and the Adviser, to the extent necessary to limit operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 1.15% annually of average daily net assets.  If the excluded expenses are incurred, the Independence Fund’s operating expenses will be higher than 1.15% annually.   The Adviser may recover from the Independence Fund’s Investor Shares fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 1.15% annually of average daily net assets or, if less, the expense limitation that was in place at the time the fees or expenses were paid, waived or absorbed. The expense limitation agreement will terminate automatically if the Adviser, or an affiliate of the Adviser, is no longer serving as investment adviser to the Independence Fund, but otherwise it can be terminated only by the Independence Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Independence Fund’s Investor Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Independence Fund’s Investor Shares for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that:  (1) your investment has a 5% return each year, and (2) the Independence Fund’s Investor Shares operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$117	$361	$624	$1,376

Portfolio Turnover

The Independence Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Independence Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Independence Fund’s performance. During the most recent fiscal year, the Independence Fund’s portfolio turnover rate was 21%.

Principal Investment Strategies

The Independence Fund pursues its investment objective by investing primarily in common stocks of U.S. companies and common stocks and depositary receipts of companies that are organized under the laws of other countries around the world.  Under normal market circumstances, the Independence Fund seeks to stay fully invested and does not attempt to time the market.  Although the fund does not have market capitalization constraints for its investments, it is expected that investments in the securities of U.S. companies having smaller market capitalizations and the securities in foreign companies, including companies organized under the laws of emerging market countries, will be important components of the Independence Fund’s investment program. As a result, the Independence Fund has the freedom to go anywhere to make investments for its shareholders.

In identifying investments for the Independence Fund, the Adviser looks for securities of companies that have high-quality businesses with strong market positions, manageable leverage, and robust streams of free cash flow, and trade at attractive prices.  In managing the Independence Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Independence Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes are undervalued and offer the best overall potential for capital appreciation.  The Independence Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Independence Fund prefers to invest in high-quality businesses when possible. To identify these high-quality businesses, the Adviser evaluates the quality of a company using four criteria: management, the economics of the business, competitive advantage, and the durability of its competitive advantage period.

Management

The Adviser believes that high-quality, motivated managers are a key element to long-term success at many businesses. In short, it takes a very special kind of business to survive poor management. The Adviser’s process reviews managers on a multi-faceted basis focusing on several factors, including tenure, capital allocation, and alignment of incentives.

Economics of the Business

The Adviser believes that there is little more important than the economic performance of the business as a signal for quality. The Adviser’s process looks at the company’s long-term return on capital, business model, relative and absolute margins and other key performance indicators to gain insight into its potential for future performance.

Competitive Advantage

The Adviser seeks companies that offer certain characteristics that allow them to generate outsized returns on capital on an absolute basis as well as in comparison to their peers. Competitive advantages may include pricing power, geographic barriers to entry, regulatory barriers to entry and superior branding, among others.

Durability of Competitive Advantage Period

Companies often display superior economics over the short term due to favorable product cycles, customer preference, temporary structural or tactical advantages or other components. As the Adviser’s desire is to own companies in the Funds that can be kept in the portfolios for many years, a core part of the Adviser’s process is to consider what the company might look like over a period of ten or more years. The Adviser considers whether the company seems likely to grow, to increase profitability through additional products or other offerings, and if it has optionality that may make it a larger, stronger business in the future than it might be today.

Although there is no limitation on the percentage of the Independence Fund’s net assets that may be invested in securities of foreign companies, such investments generally will not constitute more than 50% of the Independence Fund’s net assets.  To limit the risks associated with highly concentrated holdings, the Independence Fund does not invest more than 5% of its net assets in any one class of the securities of any one issuer at the time of purchase.

Principal Investment Risks

The value of the Independence Fund’s investments may increase or decrease, which will cause the value of the Independence Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Independence Fund, and there can be no assurance that the Independence Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Independence Fund’s investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Investments in Small and Mid-Capitalization Companies

The Independence Fund invests in securities of companies of all sizes, including those that have relatively small market capitalizations.  Investments in securities of these companies involve greater risks than do investments in larger, more established companies. The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to the company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Independence Fund pursues a “value style” of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow.  If the Adviser’s assessment of a company’s value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Independence Fund could suffer losses or produce poor performance relative to other funds.  In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Foreign Investments

The Independence Fund invests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies, including the risks associated with fluctuations in foreign currency exchange rates, unreliable and untimely information about issuers, and political and economic instability.

Emerging Market Countries

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. In many less developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets. The securities markets of certain countries in which the Independence Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those of more developed markets.

Depositary Receipts

The Independence Fund may purchase depositary receipts (ADRs, EDRs, GDRs, and NVDRs) to facilitate its investments in foreign securities. By investing in ADRs rather than investing directly in the securities of foreign issuers, the Independence Fund can avoid currency risks during the settlement period for purchase and sales. However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers.

Performance Information:  The bar chart and performance table below illustrate the risks and volatility of an investment in the Independence Fund. The Independence Fund’s past performance, both before and after taxes, does not necessarily indicate how the Independence Fund will perform in the future.

The bar chart shows changes in the performance of the Independence Fund’s Investor Shares from year to year.

Best Quarter: 17.07% in the quarter ended September 30, 2010

Worst Quarter: (13.47)% in the quarter ended September 30, 2011

The performance table shows how the Independence Fund’s Investor Shares average annual total returns for the periods indicated compare with those of the FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index and the MSCI World Index, each a broad measure of market performance.

PERFORMANCE TABLE

(Average annual total returns for the periods ended December 31, 2015)

	1 Year	3 Years	5 Years	Since Inception, June 16, 2009
Motley Fool Independence Fund - Investor Shares
Return Before Taxes	(1.58)%	9.37%	7.43%	12.33%
Return After Taxes on Distributions	(1.60)%	9.08%	7.21%	12.07%
Return After Taxes on Distributions and Sale of Fund Shares	(0.89)%	7.28%	5.85%	10.02%
FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index (reflects no deduction for fees and expenses)	(0.95)%	8.30%	6.62%	10.98%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	(0.32)%	10.23%	8.20%	11.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Independence Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Independence Fund shares immediately after the relevant period.

The Independence Fund has changed its benchmark index from the MSCI World Index to the FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index because it more appropriately reflects the types of securities held in the Fund’s portfolio and provides better comparative performance information.

Management

Investment Adviser

Motley Fool Asset Management, LLC serves as the Independence Fund’s investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with the Fund
William H. Mann III	Chief Investment Officer; Senior Portfolio Manager	2009
William S. Barker, CFA	Portfolio Manager	2009
Anthony L. Arsta	Portfolio Manager	2009
Nathan G. Weisshaar, CFA	Portfolio Manager	2014
David A. Meier	Portfolio Manager	2014
Bryan C. Hinmon, CFA	Portfolio Manager	2014
Charles L. Travers Jr.	Portfolio Manager	2014

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Independence Fund on any business day online or through our website at www.foolfunds.com, by mail (Motley Fool Funds, P.O. Box 9780, Providence, RI 02940-9780), by express/overnight mail (Motley Fool Funds, 4400 Computer Dr., Westborough, MA 01581-1722), or by telephone  at 1-888-863-8803. The minimum initial investment in the Independence Fund’s Investor Shares is $500. Subsequent investments in an account may be made in any amount of $50 or more. These investment minimums may be waived in certain circumstances.

Tax Information

The Independence Fund’s distributions will generally be taxable to you as ordinary income, qualified dividend income or capital gains, unless your investment is held through an IRA or other tax-advantaged account.  Distributions on investments made through tax-advantaged accounts may be taxed upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Independence Fund through a broker-dealer or other financial intermediary (such as a bank), the Independence Fund and its related companies may pay the intermediary for the sale of Independence Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Independence Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MOTLEY FOOL GREAT AMERICA FUND

(THE “GREAT AMERICA FUND”)

SUMMARY SECTION

Investment Objective

The investment objective of the Great America Fund is to achieve long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Great America Fund’s Investor Shares.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE
Redemption Fee (as a percentage of amount redeemed) (on shares held for 90 days or less)	2.00%
Exchange Fee	NONE
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	$24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.85%
Distribution (12b-1) Fees	NONE
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.16%
Less: Contractual Expense Limitation	(0.01	)%(a)
Total Annual Operating Expenses After Expense Limitation	1.15%

(a)                                 The Adviser has contractually agreed to pay, waive or absorb a portion of the Great America Fund’s Investor Shares expenses through the end of February 2017, or such later date as may be determined by the Great America Fund and the Adviser, to the extent necessary to limit operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 1.15% annually of average daily net assets.  If the excluded expenses are incurred, operating expenses will be higher than 1.15% annually. The Adviser may recover from the Great America Fund’s Investor Shares fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 1.15% annually of average daily net assets or, if less, the expense limitation that was in place at the time the fees or expenses were paid, waived or absorbed. The expense limitation agreement will terminate automatically if the Adviser, or an affiliate of the Adviser, is no longer serving as investment adviser to the Great America Fund, but otherwise it can be terminated only by the Great America Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Great America Fund’s Investor Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Great America Fund’s Investor Shares for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that:  (1) your investment has a 5% return each year and (2) the Great America Fund’s Investor Shares operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$117	$367	$637	$1,408

Portfolio Turnover

The Great America Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Great America Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Great America Fund’s performance. During the most recent fiscal year, the Great America Fund’s portfolio turnover rate was 30%.

Principal Investment Strategies

The Great America Fund pursues its investment objective by investing primarily in common stocks of companies organized in the United States that are engaged in a broad range of industries.  Under normal market conditions, the Great America Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by United States companies. The Great America Fund employs a value-based investment strategy that seeks long-term capital appreciation by acquiring securities of high-quality companies at prices the Great America Fund’s investment adviser, Motley Fool Asset Management, LLC (the “Adviser”), believes to be attractive.  Although the Great America Fund may invest in companies with any market capitalization, the Adviser expects that investments in the securities of United States companies having smaller- and mid-market capitalizations will be important components of the Great America Fund’s investment program.  Consequently, under normal market conditions, the Great America Fund limits its investments in large capitalization companies to no more than 25% of its net assets.  For this purpose, the Adviser defines large capitalization companies as the largest 200 companies in the U.S. by market capitalization as calculated and ranked at the end of each calendar quarter by a third-party aggregator of market data, such as Bloomberg or Reuters.  The Adviser believes that investors in the Great America Fund should have a long-term investment horizon of at least three years.

Under normal market circumstances, the Great America Fund seeks to stay fully invested and does not attempt to time the market. In identifying investments for the Great America Fund, the Adviser looks for securities of high-quality businesses with strong market positions, manageable leverage, and robust streams of free cash flow, and trade at attractive prices. In managing the Great America Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Great America Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for long-term growth of capital.  The Great America Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Great America Fund prefers to invest in high-quality businesses when possible. To identify these high-quality businesses, the Adviser evaluates the quality of a company using four criteria: management, the economics of the business, competitive advantage, and the durability of its competitive advantage period.

Management

The Adviser believes that high-quality, motivated managers are a key element to long-term success at many businesses. In short, it takes a very special kind of business to survive poor management. The Adviser’s process reviews managers on a multi-faceted basis focusing on several factors, including tenure, capital allocation, and alignment of incentives.

Economics of the Business

The Adviser believes that there is little more important than the economic performance of the business as a signal for quality. The Adviser’s process looks at the company’s long-term return on capital, business model, relative and absolute margins and other key performance indicators to gain insight into its potential for future performance.

Competitive Advantage

The Adviser seeks companies that offer certain characteristics that allow them to generate outsized returns on capital on an absolute basis as well as in comparison to their peers. Competitive advantages may include pricing power, geographic barriers to entry, regulatory barriers to entry and superior branding, among others.

Durability of Competitive Advantage Period

Companies often display superior economics over the short term due to favorable product cycles, customer preference, temporary structural or tactical advantages or other components. As the Adviser’s desire is to own companies in the Funds that can be kept in the portfolios for many years, a core part of the Adviser’s process is to consider what the company might look like over a period of ten or more years. The Adviser considers whether the company seems likely to grow, to increase profitability through additional products or other offerings, and if it has optionality that may make it a larger, stronger business in the future than it might be today.

The Great America Fund’s investment portfolio is generally composed of at least 30 investment positions, with the 10 largest positions representing not more than 40% of the Great America Fund’s net assets.  To limit the risks associated with highly concentrated holdings, the Great America Fund generally does not invest more than 5% of its net assets in securities of any one issuer at the time of purchase.

Principal Investment Risks

The value of the Great America Fund’s investments may increase or decrease, which will cause the value of the Great America Fund’s shares to increase or decrease.  As a result, you may lose money on your investment in the Great America Fund, and there can be no assurance that the Great America Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Great America Fund’s investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Investments in Small and Mid-Capitalization Companies

The Great America Fund invests in securities of small- and mid-capitalization companies.  Investments in securities of these companies may involve greater risks than do investments in larger, more established companies. The prices of securities of small- and mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Great America Fund pursues a “value style” of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow.  If the Adviser’s assessment of a company’s value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Great America Fund could suffer losses or produce poor performance relative to other funds.  In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Performance Information:  The bar chart and performance table below illustrate the risks and volatility of an investment in the Great America Fund. The Great America Fund’s past performance, both before and after taxes, does not necessarily indicate how the Great America Fund will perform in the future.

The bar chart shows changes in the performance of the Great America Fund’s Investor Shares from year to year.

Best Quarter: 13.20% in the quarter ended March 31, 2012

Worst Quarter: (17.07)% in the quarter ended September 30, 2011

The performance table shows how the Great America Fund’s Investor Shares average annual total returns for the periods indicated compare with those of the Russell MidCap Index, a broad measure of market performance and the Russell 2000 Index, a more narrow measure of market performance.

PERFORMANCE TABLE

(Average annual total returns for the periods ended December 31, 2015)

	1 Year	3 Years	5 Years	Since Inception, November 1, 2010
Motley Fool Great America Fund - Investor Shares
Return Before Taxes	(2.89)%	13.20%	11.39%	13.18%
Return After Taxes on Distributions	(2.92)%	13.04%	11.29%	13.07%
Return After Taxes on Distributions and Sale of Fund Shares	(1.61)%	10.34%	9.09%	10.59%
Russell MidCap Index (reflects no deduction for fees, expenses or taxes)	(2.44)%	14.18%	11.46%	12.91%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.41)%	11.65%	9.19%	11.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Great America Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Great America Fund shares immediately after the relevant period.

Please note that the Adviser has added a secondary index for the Great America Fund, the Russell 2000 Index. The Great America Fund’s primary benchmark, the Russell Midcap Index, remains unchanged. The Principal Investment Strategies of the Great America Fund emphasize investments in both small- and mid-market capitalization companies. As the name implies, the Russell Midcap Index tracks mid-cap companies and is the single best broad-based benchmark for the Great America Fund. However, the Great America Fund also invests in small-cap companies, many of which are constituents of the small-cap Russell 2000 Index. By providing the performance history of the Russell 2000 Index alongside the Russell Midcap Index, the Adviser believes they are providing additional information which is relevant to the Great America Fund’s current and prospective investors.

Management

Investment Adviser

Motley Fool Asset Management, LLC serves as the Great America Fund’s investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with the Fund
William H. Mann III	Chief Investment Officer; Senior Portfolio Manager	2009
William S. Barker, CFA	Portfolio Manager	2009
Anthony L. Arsta	Portfolio Manager	2009
Nathan G. Weisshaar, CFA	Portfolio Manager	2014
David A. Meier	Portfolio Manager	2014
Bryan C. Hinmon, CFA	Portfolio Manager	2014
Charles L. Travers Jr.	Portfolio Manager	2014

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Great America Fund on any business day online or through our website at  www.foolfunds.com, by mail (Motley Fool Funds, P.O. Box 9780, Providence, RI 02940-9780), by express/overnight mail (Motley Fool Funds, 4400 Computer Dr., Westborough, MA 01581-1722), or by telephone  at 1-888-863-8803. The minimum initial investment in the Great America Fund’s Investor Shares is $500. Subsequent investments in an account may be made in any amount of $50 or more. These investment minimums may be waived in certain circumstances.

Tax Information

The Great America Fund’s distributions will generally be taxable to you as ordinary income, qualified dividend income or capital gains, unless your investment is held through an IRA or other tax-advantaged account.  Distributions on investments made through tax-advantaged accounts may be taxed upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Great America Fund through a broker-dealer or other financial intermediary (such as a bank), the Great America Fund and its related companies may pay the intermediary for the sale of Great America Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Great America Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MOTLEY FOOL EPIC VOYAGE FUND

(THE “EPIC VOYAGE FUND”)

SUMMARY SECTION

Investment Objective

The investment objective of the Epic Voyage Fund is to achieve long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Epic Voyage Fund’s Investor Shares.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE
Redemption Fee (as percentage of amount redeemed) (on shares held for 90 days or less)	2.00%
Exchange Fee	NONE
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	$24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.85%
Distribution (12b-1) Fees	NONE
Other Expenses	0.99%
Total Annual Fund Operating Expenses	1.84%
Less: Contractual Expense Limitation	(0.71	)%(a)
Total Annual Operating Expenses After Expense Limitation	1.13%

(a)         The Adviser has contractually agreed to pay, waive or absorb a portion of the Epic Voyage Fund’s Investor Shares expenses through the end of February 2017, or such later date as may be determined by the Epic Voyage Fund and the Adviser, to the extent necessary to limit operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 1.15% annually of average daily net assets.  If the excluded expenses are incurred, operating expenses will be higher than 1.15% annually.  The Adviser may recover from the Epic Voyage Fund’s Investor Shares fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 1.15% annually of average daily net assets or, if less, the expense limitation that was in place at the time the fees or expenses were paid, waived or absorbed. The expense limitation agreement will terminate automatically if the Adviser, or an affiliate of the Adviser, is no longer serving as investment adviser to the Epic Voyage Fund, but otherwise it can be terminated only by the Epic Voyage Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Epic Voyage Fund’s Investor Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Epic Voyage Fund’s Investor Shares for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that:  (1) your investment has a 5% return each year, and (2) the Epic Voyage Fund’s Investor Shares operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$115	$510	$929	$2,100

Portfolio Turnover

The Epic Voyage Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Epic Voyage Fund’s performance. During the most recent fiscal year, the Epic Voyage Fund’s portfolio turnover rate was 20%.

Principal Investment Strategies

The Epic Voyage Fund pursues its investment objective by investing primarily in common stocks of foreign companies.  The Adviser defines foreign companies as companies located or organized outside the United States or whose primary business is carried on outside the United States.  Under normal market circumstances, the Epic Voyage Fund seeks to stay fully invested and does not attempt to time the market.  Because of the Epic Voyage Fund’s value focus, it is expected that investments in the securities of foreign companies, including depositary receipts, having smaller market capitalizations (less than $2 billion), including companies in emerging market countries, will be important components of the Epic Voyage Fund’s investment program, although the Epic Voyage Fund may invest in issuers of all capitalization sizes.

In identifying investments for the Epic Voyage Fund, the Adviser looks for securities of companies that have high-quality businesses with strong market positions, manageable leverage, and robust streams of free cash flow, and trade at attractive prices. In managing the Epic Voyage Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Epic Voyage Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for capital appreciation.  The Epic Voyage Fund seeks investment returns that exceed the return of the Russell Global ex-US Index.  The Adviser will generally sell securities when it believes they have exceeded their intrinsic value, as well as to meet redemptions or to pursue what it views as more promising opportunities.

The Epic Voyage Fund prefers to invest in high-quality businesses when possible. To identify these high-quality businesses, the Adviser evaluates the quality of a company using four criteria: management, the economics of the business, competitive advantage, and the durability of its competitive advantage period.

Management

The Adviser believes that high-quality, motivated managers are a key element to long-term success at many businesses. In short, it takes a very special kind of business to survive poor management. The Adviser’s process reviews managers on a multi-faceted basis focusing on several factors, including tenure, capital allocation, and alignment of incentives.

Economics of the Business

The Adviser believes that there is little more important than the economic performance of the business as a signal for quality. The Adviser’s process looks at the company’s long-term return on capital, business model, relative and absolute margins and other key performance indicators to gain insight into its potential for future performance.

Competitive Advantage

The Adviser seeks companies that offer certain characteristics that allow them to generate outsized returns on capital on an absolute basis as well as in comparison to their peers. Competitive advantages may include pricing power, geographic barriers to entry, regulatory barriers to entry and superior branding, among others.

Durability of Competitive Advantage Period

Companies often display superior economics over the short term due to favorable product cycles, customer preference, temporary structural or tactical advantages or other components. As the Adviser’s desire is to own companies in the Funds that can be kept in the portfolios for many years, a core part of the Adviser’s process is to consider what the company might look like over a period of ten or more years. The Adviser considers whether the company seems likely to grow, to increase profitability through additional products or other offerings, and if it has optionality that may make it a larger, stronger business in the future than it might be today.

The Epic Voyage Fund may not invest more than 10% of its net assets in securities of companies that are not foreign companies.  To limit the risks associated with highly concentrated holdings, the Epic Voyage Fund does not invest more than 5% of its net assets in any one class of security of any one issuer at the time of purchase.

Principal Investment Risks

The value of the Epic Voyage Fund’s investments may increase or decrease, which will cause the value of the Epic Voyage Fund’s shares to increase or decrease.  As a result, you may lose money on your investment in the Epic Voyage Fund, and there can be no assurance that the Epic Voyage Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services).  General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Epic Voyage Fund’s investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Foreign Investments

The Epic Voyage Fund invests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies, including the risks associated with fluctuations in foreign currency exchange rates, unreliable and untimely information about issuers, and political and economic instability.

Emerging Market Countries

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets.  In many less developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets.  The securities markets of certain countries in which the Epic Voyage Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those of more developed markets.

Depositary Receipts

The Epic Voyage Fund may purchase depositary receipts (ADRs, EDRs, GDRs, and NVDRs) to facilitate its investments in foreign securities.  By investing in ADRs rather than investing directly in the securities of foreign issuers, the Epic Voyage Fund can avoid currency risks during the settlement period for purchase and sales.  However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers.

Investments in Small and Mid-Capitalization Companies

The Epic Voyage Fund invests in securities of companies of all sizes, including those that have relatively small market capitalizations.  Investments in securities of these companies involve greater risks than do investments in larger, more established companies. The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to the company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Epic Voyage Fund pursues a “value style” of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow.  If the Adviser’s assessment of a company’s value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Epic Voyage Fund could suffer losses or produce poor performance relative to other funds.  In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Performance Information:  The bar chart and performance table below illustrate the risks and volatility of an investment in the Epic Voyage Fund. The Epic Voyage Fund’s past performance, both before and after taxes, does not necessarily indicate how the Epic Voyage Fund will perform in the future.

The bar chart shows changes in the performance of the Epic Voyage Fund’s Investor Shares from year to year.

Best Quarter: 13.35% in the quarter ended March 31, 2012

Worst Quarter: (12.18)% in the quarter ended September 30, 2015

The performance table shows how the Epic Voyage Fund’s Investor Shares average annual total returns for the periods indicated compare with those of the FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index and the Russell Global ex-US Index, each a broad measure of market performance and the FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00 EST) Net Tax (US RIC) Index, a more narrow measure of market performance.

PERFORMANCE TABLE

(Average annual total returns for the periods ended December 31, 2015)

	1 Year	3 Years	Since Inception, November 1, 2011
Motley Fool Epic Voyage Fund - Investor Shares
Return Before Taxes	(7.71)%	0.17%	2.83%
Return After Taxes on Distributions	(7.74)%	(0.01)%	2.63%
Return After Taxes on Distributions and Sale of Fund Shares	(3.99)%	0.24%	2.28%
FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index (reflects no deduction for fees and expenses)	(3.48)%	2.09%	5.12%
FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00 EST) Net Tax (US RIC) Index (reflects no deduction for fees and expenses or taxes)	(13.64)%	(5.27)%	(0.89)%
Russell Global ex-US Index (reflects no deduction for fees, expenses or taxes)	(3.93)%	2.84%	5.43%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Epic Voyage Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Epic Voyage Fund shares immediately after the relevant period.

The Epic Voyage Fund has changed its benchmark index from the Russell Global ex-US Index to the FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index because it more appropriately reflects the types of securities held in the Epic Voyage Fund’s portfolio and provides better comparative performance information. In addition, the Epic Voyage Fund has added the FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00 EST) Net Tax (US RIC) Index as a secondary benchmark index because it more appropriately reflects the exposure that the Epic Voyage Fund has historically had to Emerging Markets.

Management

Investment Adviser

Motley Fool Asset Management, LLC serves as the Fund’s investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with the Fund
William H. Mann III	Chief Investment Officer; Senior Portfolio Manager	2009
William S. Barker, CFA	Portfolio Manager	2009
Anthony L. Arsta	Portfolio Manager	2009
Nathan G. Weisshaar, CFA	Portfolio Manager	2014
David A. Meier	Portfolio Manager	2014
Bryan C. Hinmon, CFA	Portfolio Manager	2014
Charles L. Travers Jr.	Portfolio Manager	2014

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Epic Voyage Fund on any business day online or through our website at www.foolfunds.com, by mail (Motley Fool Funds, P.O. Box 9780, Providence, RI 02940-9780), by express/overnight mail (Motley Fool Funds, 4400 Computer Dr., Westborough, MA 01581-1722), or by telephone  at 1-888-863-8803. The minimum initial investment in the Epic Voyage Fund’s Investor Shares is $500. Subsequent investments in an account may be made in any amount of $50 or more. These investment minimums may be waived in certain circumstances.

Tax Information

The Epic Voyage Fund’s distributions will generally be taxable to you as ordinary income, qualified dividend income or capital gains, unless your investment is held through an IRA or other tax-advantaged account.  Distributions on investments made through tax-advantaged accounts may be taxed upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Epic Voyage Fund through a broker-dealer or other financial intermediary (such as a bank), the Epic Voyage Fund and its related companies may pay the intermediary for the sale of Epic Voyage Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Epic Voyage Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND GOALS AND STRATEGIES(1)

Investment Objective(2)

The investment objective of each Fund is to achieve long-term capital appreciation.

Principal Investment Strategies

Independence Fund

The Independence Fund pursues its investment objective by investing primarily in common stocks of U.S. companies and of companies that are organized in other countries around the world.(3) It employs a value-based investment strategy and seeks long-term performance by acquiring securities of companies at prices that the Independence Fund’s Adviser, believes to be attractive. The Independence Fund invests in issuers of all capitalization sizes engaged in a broad range of industries.

The portion of the Independence Fund’s assets allocated to investments in the U.S. and other countries will vary based on the Adviser’s judgment of the relative attractiveness of available investment opportunities in different markets. The Independence Fund invests in issuers of all capitalization sizes, engaged in a broad range of industries. However, it is expected that investments in the securities of U.S. small-cap companies and foreign companies will be important components of the Independence Fund’s investment program. The Independence Fund considers small-cap companies to be companies with market capitalizations of less than $2 billion. In managing the Independence Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Independence Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes are undervalued and offer the best overall potential for capital appreciation. Although there is no limitation on the percentage of the Independence Fund’s net assets that may be invested in securities of foreign companies, such investments generally will not constitute more than 50% of the Independence Fund’s net assets. Investments in foreign securities may include securities of companies that are traded in emerging markets.

The Independence Fund seeks investment returns that exceed the return of the  FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index. This index is a market-capitalization weighted index representing the performance of large, mid and small cap companies in Developed and Emerging markets and is compiled from the composite of country indices comprised of equity securities traded in Australia, Austria, Belgium and Luxembourg, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Korea, Malaysia, Mexico, The Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the Unites Arab Emirates, the United Kingdom and the U.S. The performance of the FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index reflects reinvestment of all distributions and changes in market prices. The FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index and its constituent country indices are rebalanced on a semi-annual basis.

The FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index is widely recognized by investors in international markets as a benchmark for portfolios of Global securities. However, the Independence Fund may invest in countries that are not included within the FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index (such as emerging market countries), and its investment portfolio is not weighted in terms of countries or issuers in correlation with the FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index.

(1)                                 Hello, and welcome to the prospectus. Throughout, the Funds have included comments to help you understand the prospectus, teach you some things to look for in a fund, and to make you chuckle, a little. Our investment adviser is an affiliate of The Motley Fool, LLC (“The Motley Fool”), a publisher of investment information and analysis. Like The Motley Fool, our goal is to educate, amuse, and enrich you.

(2)                                 This section sets out what the Funds are trying to accomplish, which in the case of each is simply to increase value over the long term for all shareholders.

(3)                                 We regard the entire world as the Independence Fund’s marketplace, and the Independence Fund invests its assets (i.e., your money) accordingly.

For this reason,(4) the Independence Fund’s investment performance should not be expected to track, and may exceed or trail, the FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index. In addition, the performance of the FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index may not correlate with the performance of U.S. markets. Under normal market circumstances, the Independence Fund seeks to stay fully invested, primarily in common stocks, and does not attempt to time the market. (5) Although current income is not an objective of the Independence Fund, the Adviser considers current income in assessing the intrinsic value of securities being considered for purchase by the Independence Fund.

The Independence Fund’s investment portfolio is generally composed of at least 30 investment positions, with the 10 largest positions representing not more than 40% of the Independence Fund’s net assets. Although investments in small-cap companies and foreign companies are a focus of the Independence Fund’s investment program, there are no pre-set targets for investing in companies of any particular capitalization size or in any particular country, region, or industry. The Independence Fund’s investments in companies of various sizes and in particular industries, market segments, and instruments will vary over time based on the Adviser’s assessment of their overall potential to produce long-term capital appreciation. To limit the risks associated with highly concentrated holdings, the Independence Fund does not invest more than 5% of its net assets in any one class of securities of any one issuer at the time of purchase. The Independence Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Independence Fund may invest in common stocks of foreign companies either directly or by purchasing American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs). ADRs are U.S. dollar-denominated instruments that trade on U.S. exchanges or in the over-the-counter market and are issued by domestic banks. These instruments represent indirect ownership interests in securities of foreign issuers deposited in a domestic bank or a correspondent bank. EDRs represent interests in securities of foreign issuers that access the Euromarkets. GDRs are receipts representing interests in securities of foreign issuers that trade in two or more capital markets. NVDRs also represent financial interests in an issuer but the holder is not entitled to any voting rights.

Consistent with the Independence Fund’s investment objective, and to limit the portion of the capital gains (if any) of the Independence Fund subject to federal income taxation at ordinary rates, the Independence Fund does not generally engage in short-term trading. This investment approach, together with the Adviser’s consideration of the potential tax impact on shareholders of the Independence Fund’s transactions, is intended to enhance the after-tax investment return of the Independence Fund (i.e., the Independence Fund’s total return after payment of applicable income taxes by shareholders). However, the Independence Fund may sell a security that it has held for less than one year when, in the opinion of the Adviser, investment considerations so warrant.

Great America Fund

The Great America Fund pursues its investment objective by investing primarily in common stocks of companies organized in the United States that are engaged in a broad range of industries. Under normal market conditions, the Great America Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by United States companies. The Great America Fund employs a value-based investment strategy and seeks long-term performance by acquiring securities of companies at prices that the Great America Fund’s Adviser believes to be attractive. Although the Great America Fund may invest in companies

(4)                                 A note about our benchmark: The FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index is a widely recognized yardstick for gauging the performance of global funds (i.e., those that invest in both domestic securities and foreign fare) such as the Independence Fund. That said, the performance of the Independence Fund will not correlate perfectly to this index, nor would we want it to: Indeed, the Independence Fund will earn its keep by attempting to beat the index by courting what the pros call “tracking error,” deviating from the benchmark by investing in areas of the market that, in the view of the Adviser, offer the greatest potential for long-term capital appreciation. The Independence Fund, for example, will generally sport a greater allocation to smaller-cap companies than does the benchmark.

(5)                                 Translation: The Adviser’s job is to identify what it believes are compelling investment opportunities, not to park your investment dollars in cash, unless the Adviser thinks that cash is temporarily the best place for the Independence  Fund’s money.

with any market capitalization, the Adviser expects that investments in the securities of United States companies having smaller- and mid-market capitalization will be important components of the Great America Fund’s investment program. Consequently, under normal market conditions, the Great America Fund limits its investments in large capitalization companies to no more than 25% of its net assets. For this purpose, the Adviser defines large capitalization companies as the largest 200 companies in the U.S. by market capitalization as calculated and ranked at the end of each calendar quarter by a third-party aggregator of market data, such as Bloomberg or Reuters.  The Adviser believes that investors in the Great America Fund should have a long-term investment horizon of at least three years.

Under normal market circumstances, the Great America Fund seeks to stay fully invested and does not attempt to time the market.  In managing the Great America Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Great America Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for long-term growth of capital. The Great America Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Great America Fund’s investment portfolio is generally composed of at least 30 investment positions, with the 10 largest positions representing not more than 40% of the Great America Fund’s net assets.  To limit the risks associated with highly concentrated holdings, the Great America Fund generally does not invest more than 5% of its net assets in any one class of securities of any one issuer at the time of purchase.

The Adviser expects that a large portion of the Great America Fund will be invested in companies that have minimal to no constituency, in terms of their percentage weighting, in the Standard & Poor’s 500 (“S&P 500”), the index generally regarded as the proxy for the United States stock market.  The S&P 500 is a market capitalization-weighted index, and as such the largest companies within the index have substantially higher influence on its returns than the index’s smaller companies. For example, as of February 1, 2016, the smallest 310 companies in the S&P 500 carried less weight in the index than the ten largest constituent companies.

There are no pre-set targets for investing in companies of any particular sector or industry.  The Great America Fund’s investments in companies of various sizes and in particular industries, market segments, and instruments will vary over time based on the Adviser’s assessment of their overall potential to produce long-term capital appreciation.

Consistent with the Great America Fund’s investment objective, and to limit the portion of the capital gains (if any) of the Great America Fund subject to federal income taxation at ordinary rates, the Great America Fund does not generally engage in short-term trading.  This investment approach, together with the Adviser’s consideration of the potential tax impact on shareholders of the Great America Fund’s transactions, is intended to enhance the after-tax investment return of the Great America Fund (i.e., the Great America Fund’s total return after payment of applicable income taxes by shareholders).  However, the Great America Fund may sell a security that it has held for less than one year when, in the opinion of the Adviser, investment considerations so warrant.

The Great America Fund seeks long-term investment returns that exceed the return of the Russell MidCap Index.  This index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the mid-cap segment of the U.S. stock market. The performance of the Russell MidCap Index reflects reinvestment of all distributions and changes in market prices. The Russell MidCap Index is rebalanced on a quarterly basis.

The Russell MidCap Index is widely recognized by investors as a benchmark for portfolios of mid-capitalization securities domiciled in the United States.  However, the Great America Fund’s investment portfolio is not weighted in terms of market capitalization, sectors, industries or issuers in correlation with the Russell MidCap Index. For this reason, the Great America Fund’s investment performance should not be expected to track, and may exceed or trail, the Russell MidCap Index.  In addition, the performance of the Russell MidCap Index may not correlate with the performance of the broader U.S. indexes.(6)

The Great America Fund also seeks long-term investment returns that exceed the return of the Russell 2000 Index.  The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

Epic Voyage Fund

The Epic Voyage Fund pursues its investment objective by investing primarily in common stocks of foreign companies.(7) Foreign companies are companies located or organized outside the United States or whose primary business is carried on outside the United States. The Epic Voyage Fund employs a value-based investment strategy and seeks long-term performance by acquiring securities of companies at prices that its Adviser believes to be attractive. The Epic Voyage Fund invests in issuers of all capitalization sizes engaged in a broad range of industries.

The portion of the Epic Voyage Fund’s assets allocated to investments in various countries will vary based on the Adviser’s judgment of the relative attractiveness of available investment opportunities in different markets. The Epic Voyage Fund invests in issuers of all capitalization sizes, engaged in a broad range of industries. However, it is expected that investments in the securities of small-cap companies and of companies that are traded in emerging markets will be important components of the Epic Voyage Fund’s investment program. The Epic Voyage Fund considers small-cap companies to be companies with market capitalizations of less than $2 billion. In managing the Epic Voyage Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Epic Voyage Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for capital appreciation. While the Epic Voyage Fund may invest in securities of companies organized in the United States, such investments will not constitute more than 10% of the Epic Voyage Fund’s net assets. The Adviser will generally sell securities when it believes they have exceeded their intrinsic value, as well as to meet redemptions or to pursue what it views as more promising opportunities.

The Epic Voyage Fund seeks investment returns that exceed the return of the Russell Global ex-US Index. The Russell Global ex-U.S. Index measures the performance of the global equity market based on all investable equity securities, excluding companies assigned to the United States. The Russell Global ex-US Index is constructed to provide a comprehensive and unbiased barometer for the global segment and is completely reconstituted annually to accurately reflect the changes in the market over time. As of May 31, 2015, the Russell Global ex-US Index contained individual companies with capitalizations ranging from $295 million to $336 billion.

The Epic Voyage Fund seeks investment returns that exceed the return of the FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index. This index is a  market-capitalization weighted index representing the performance of large, mid and small cap companies in Developed and Emerging markets, excluding the U.S., and is compiled from the composite of country indices comprised of equity securities traded in Australia, Austria, Belgium and Luxembourg, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Korea, Malaysia, Mexico, The Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the Unites Arab Emirates, and the United

(6)                                 (Have you read footnote 4 yet? We’re not testing you on it, but if so, you’ll note a lot of similar verbiage about to follow. It’s like one of those “spot the extremely trivial differences between these two pictures” games. Try it!) A note about our benchmarks: The Russell MidCap Index is a widely recognized yardstick for gauging the performance of mid-cap funds (i.e., those that invest in mid-cap stocks) such as the Great America Fund and the Russell 2000 Index is a widely recognized yardstick for gauging the performance of mutual funds that invest in small-cap stocks. That said, the performance of the Great America Fund will not correlate perfectly to these indexes, nor would we want it to. Indeed, the Great America Fund will earn its keep by attempting to beat these indexes by courting what the pros call “tracking error,” deviating from the benchmark by investing in areas of the market that, in the view of the Adviser, offer the greatest potential for long-term capital appreciation.

(7)                                 We regard the entire world outside of the United States as the Epic Voyage Fund’s primary marketplace, and the Epic Voyage Fund invests its assets (i.e., your money) accordingly.

Kingdom. The performance of the FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index reflects reinvestment of all distributions and changes in market prices.  The FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index and its constituent country indices are rebalanced on a semi-annual basis.

The FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index is widely recognized by investors in international markets as a benchmark for portfolios of foreign securities. However, the Epic Voyage Fund may invest in countries that are not included within the FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index and its investment portfolio is not weighted in terms of countries or issuers in correlation with the FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index. For this reason,(8) the Epic Voyage Fund’s investment performance should not be expected to track, and may exceed or trail, the FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index. In addition, the performance of the FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index may not correlate with the performance of U.S. markets. Under normal market circumstances, the Epic Voyage Fund seeks to stay fully invested, primarily in common stocks, and does not attempt to time the market.(9) Although current income is not an objective of the Epic Voyage Fund, the Adviser considers current income in assessing the intrinsic value of securities being considered for purchase by the Epic Voyage Fund.

The Epic Voyage Fund also seeks investment returns that exceed the return of the FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00) Net Tax (US RIC) Index. The FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00) Net Tax (US RIC) Index is a market-capitalization weighted index representing the performance of large, mid and small cap stocks in Emerging markets. The FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00) Net Tax (US RIC) Index is comprised of approximately 3350 securities from 22 countries.

The Epic Voyage Fund’s investment portfolio is generally composed of at least 30 investment positions, with the 10 largest positions representing not more than 40% of the Epic Voyage Fund’s net assets. Although investments in small-cap companies and emerging markets companies are a focus of the Epic Voyage Fund’s investment program, there are no pre-set targets for investing in companies of any particular capitalization size or in any particular country, region, or industry. The Epic Voyage Fund’s investments in companies of various sizes and in particular industries, market segments, and instruments will vary over time based on the Adviser’s assessment of their overall potential to produce long-term capital appreciation. To limit the risks associated with highly concentrated holdings, the Epic Voyage Fund does not invest more than 5% of its net assets in any one class of securities of any one issuer at the time of purchase. The Epic Voyage Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Epic Voyage Fund may invest in common stocks of foreign companies either directly or by purchasing American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”). ADRs are U.S. dollar -denominated instruments that trade on U.S. exchanges or in the over-the-counter market and are issued by domestic banks. These instruments represent indirect ownership interests in securities of foreign issuers deposited in a domestic bank or a correspondent bank. EDRs represent interests in securities of foreign issuers that access the Euromarkets. GDRs are receipts representing interests in securities of foreign issuers that trade in two or more capital markets. NVDRs also represent financial interests in an issuer but the holder is not entitled to any voting rights.

(8)                                 A note about our benchmarks (yet again): The FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index is a widely recognized yardstick for gauging the performance of foreign funds such as the Epic Voyage Fund and the FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00 EST) Net Tax (US RIC) Index is a useful yardstick for measuring the performance of mutual funds that invest in emerging markets. That said, the performance of the Epic Voyage Fund will not correlate perfectly to these indexes, nor would we want it to. Indeed, the Epic Voyage Fund will earn its keep by attempting to beat these indexes by courting what the pros call “tracking error,” deviating from the benchmark by investing in areas of the market that, in the view of the Adviser, offer the greatest potential for long-term capital appreciation. The Epic Voyage Fund, for example, may generally sport a greater allocation to smaller-cap companies than does the benchmark.

(9)                                 Translation: The Adviser’s job is to identify what it believes are compelling investment opportunities, not to park your investment dollars in cash, unless the Adviser thinks that cash is temporarily the best place for the Epic Voyage Fund’s money.

Consistent with the Epic Voyage Fund’s investment objective, and to limit the portion of the capital gains (if any) of the Epic Voyage Fund subject to federal income taxation at ordinary rates, the Epic Voyage Fund does not generally engage in short-term trading. This investment approach, together with the Adviser’s consideration of the potential tax impact on shareholders of the Epic Voyage Fund’s transactions, is intended to enhance the after-tax investment return of the Epic Voyage Fund (i.e., the Epic Voyage Fund’s total return after payment of applicable income taxes by shareholders). However, the Epic Voyage Fund may sell a security that it has held for less than one year when, in the opinion of the Adviser, investment considerations so warrant.(10)

PRINCIPAL RISKS(11)

An investment in the Independence Fund, Great America Fund or the Epic Voyage Fund involves certain risks. The value of a Fund’s investments may increase or decrease, and as it does, the value of the Fund’s shares will increase or decrease. As a result, you may lose money on your investment in a Fund, and there can be no assurance that the Funds will achieve their investment objectives.

Investments in Common Stock

Many factors cause the value of shares of common stock to rise and fall.

Company Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company. Among these factors are adverse developments regarding the company’s business or management decisions, changes in the industry in which the company is engaged, and a reduction in the demand for a company’s products or services. In this regard, there is a risk that the judgments of the Adviser about the value and appreciation potential of particular securities will be incorrect.(12) In addition, if a company becomes insolvent, owners of the company’s common stock will have the lowest priority among owners of that company’s different classes of securities as to the distribution of the company’s assets.

Market Risk

General market and economic factors may adversely affect securities markets generally and could, in turn, adversely affect the value of the Funds’ investments in common stocks, regardless of the performance or expected performance of companies in which the Funds invest.(13)

(10)                          The Adviser’s focus on long term returns and its disinclination to trade like a frenzied weasel may have the effect of limiting the taxes that investors have to pay on their Fund investments. The Adviser may execute trades with tax ramifications in mind, but it primarily bases its decisions upon investing considerations, as our objective is capital appreciation, not tax minimization. Investors holding the Epic Voyage Fund in a tax-free account may find this less interesting than others do.

(11)                          This section may look like a way for us to make excuses if things don’t work out, but it’s important. Any investment comes with risks, and those risks differ depending upon a fund’s objective, strategy, and manager. We don’t promise that you will make money with the Funds, and we wouldn’t do so even if the law permitted us to say such a thing. Over any given time period, no matter how hard or how long the Adviser works, the value of the Funds could go down, and you could lose money.

(12)                          Sometimes, great businesses are not great investments. We endeavor to find companies that meet both criteria, but there can be no guarantee that we will succeed. The Adviser works very hard to find what it thinks are the best investments for the Funds. At the same time, equity investments have risks. Sometimes they go up, and sometimes they go down, sometimes for reasons that we don’t expect. Sometimes the Adviser may just get things wrong. As Yogi Berra once said, it can be difficult to make predictions, especially about the future.

(13)                          Stocks may go up and they may go down, sometimes quickly and unpredictably.

Investments in Small- and Mid-Capitalization Companies

The Funds invest in securities of companies having small market capitalizations. Investments in securities of small-cap companies may involve greater risks than do investments in larger, more established companies, because, for example, small-cap companies may lack the management experience, financial resources, product diversification, and competitive strength of larger companies. The frequency and volume of trading in the securities of small-cap companies may be substantially more volatile than is typical of larger companies. The value of securities of small-cap companies tends to be more vulnerable to adverse developments specific to the company or its industry, or the securities markets generally, than are the securities of larger-capitalization companies. Returns on these investments may vary substantially from the performance of the overall equity markets.(14)

The Funds also invest in securities of mid-capitalization companies. The value of securities of mid-cap companies may be more volatile than the value of securities of companies with larger capitalizations and also tend to be more adversely affected by issuer-specific events and political, market and economic developments than the securities of larger companies.

Investment Style Risk

The Funds pursue a “value style” of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow.  If the Adviser’s assessment of a company’s value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Funds could suffer losses or produce poor performance relative to other funds.  In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

ADDITIONAL PRINCIPAL RISKS OF THE INDEPENDENCE FUND AND THE EPIC VOYAGE FUND

Foreign Investments

The Independence Fund and the Epic Voyage Fund invest in the securities of foreign companies, including companies located in both developed and emerging market countries. A significant portion of the Independence Fund’s and the Epic Voyage Fund’s investments in foreign companies may be made through the purchase of depositary receipts that represent indirect interests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies. These risks may relate to those associated with fluctuations in foreign currency exchange rates, unreliable and untimely information about issuers, and political and economic instability. Securities of foreign issuers generally trade and thus may be purchased and sold by the Independence Fund and the Epic Voyage Fund in foreign markets. The principal risks generally associated with foreign investing include the following:

Country Risk

Country risk arises from political, social, economic, and other conditions that are unique to a particular country or region. These conditions may relate to the existence of less publicly available information, inferior regulatory oversight (for example, less demanding accounting, auditing, corporate governance, investor relations, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for comparable U.S. investments. Therefore, at times, it may be difficult to sell foreign securities at favorable prices.

(14)                          We expect as part of our investing strategy to make investments in stocks of small-cap companies. Not surprisingly, shares of these companies may be more volatile than are shares of larger, more established companies. This volatility means that share prices of small-cap companies may move up or down more quickly or to a greater extent than shares of larger companies. That can be nice when we’re right about a particular stock, but it’s less satisfying when we’re wrong.

Currency Risk(15)

Currency risk results from changes in the rate of exchange between the currency of the country in which a foreign company is domiciled or keeps its books and the U.S. dollar. Whenever the Independence Fund and the Epic Voyage Fund hold securities valued in a foreign currency or hold the currency itself in connection with its purchases and sales of foreign securities, changes in the exchange rate add to or subtract from the value of the investment in U.S. dollars. The Independence Fund and the Epic Voyage Fund generally do not seek to hedge currency risk, and although the Adviser considers currency risks as part of its investment process, its judgments in this regard may not always be correct.

Custody Risk

Custody risk refers to the process of clearing and settling trades, as well as to holding securities with local agents and depositories. Low trading volumes and volatile prices in certain foreign markets make trades more difficult to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities with designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood that problems will occur.

Depositary Receipts

The Independence Fund and the Epic Voyage Fund may purchase depositary receipts (ADRs, EDRs, GDRs, and NVDRs) to facilitate their investments in foreign securities. By investing in ADRs rather than directly in the securities of foreign issuers, the Independence Fund and the Epic Voyage Fund can avoid currency risks during the settlement period for either purchase or sales. However, ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. The information available for ADRs, EDRs, GDRs, and NVDRs is subject to the accounting, auditing, and financial reporting standards of the market or exchange on which they are traded, and those standards may be more uniform and more exacting than those to which many foreign issuers may be subject.

Depositary receipts may be issued in a sponsored program, in which an issuer has made arrangements to have its securities traded in the form of depositary receipts, or in an unsponsored program, in which the issuer may not be directly involved. The holders of depositary receipts that are unsponsored generally bear various costs associated with the facilities, while a larger portion of the costs associated with sponsored depositary receipts are typically borne by the foreign issuers. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities. Available information concerning the issuers may not be as current for unsponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than would be the case if the receipts were sponsored by the issuers.

(15)                          Simply, if a Fund holds a foreign stock, and the stock is traded on a foreign exchange, with its price denominated in that foreign currency, the value of the stock will change, for the Fund, whenever the relative value of the U.S. dollar and that foreign currency change. To take an imaginary example, if a Fund holds shares in Ruritania Telecom, traded on the Ruritanian Stock Exchange, those shares will be worth more to the Fund if the value of the Ruritanian lek increases against the U.S. dollar, and vice versa, all other things being equal.

Investment in Emerging Market Countries

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. In many less-developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets. The securities markets of certain countries in which the Independence Fund and the Epic Voyage Fund may invest may also be smaller, less liquid, and subject to greater price volatility than are those of more developed markets. In the event of a default on an investment in a foreign debt obligation, it may be more difficult for the Independence Fund and the Epic Voyage Fund to obtain or to enforce a judgment against the issuer of that security. The Independence Fund and the Epic Voyage Fund may also be subject to emerging markets risk to the extent that they invest in companies that are not domiciled in an emerging market but have customers, products, or transactions associated with emerging markets.

WHO SHOULD INVEST IN THE FUNDS?

The Funds invest primarily in common stock. Based on past performance, equity investments, such as common stock, have, over the long term, provided higher investment returns than have investments in bonds and other fixed-income securities. However, in general, equity investments also involve greater risks of loss and greater price volatility. You should consider an investment in the Funds if you are seeking long-term capital appreciation and are willing to accept the risks that are associated with the securities in which the Funds invest and with the investment strategies used by the Funds. You should also have an investment horizon of at least three years. The Funds are not designed for investors who are seeking current income or short-term gains.(16)

NON-PRINCIPAL FUND INVESTMENT PRACTICES AND THEIR RISKS(17)

Although the Independence Fund’s principal investment strategy is to invest primarily in common stock of U.S. and foreign companies,  the Great America Fund’s principal investment strategy is to invest primarily in common stocks of companies organized in the United States and the Epic Voyage’s principal investment strategy is to invest primarily in common stocks of foreign companies, the Funds may invest in other types of securities, other countries, and in other asset classes(18) when, in the judgment of the Adviser, such investments offer attractive potential returns. These investments may consist of equity-related securities, including preferred stocks, convertible preferred stocks, convertible bonds, and rights and warrants. The Funds may also invest in exchange traded funds, debt securities, real estate investment trusts, master limited partnerships and derivative instruments. The Great America Fund may invest up to 10% of its net assets in foreign companies (including companies located or doing business in emerging markets).(19)  Additional information regarding the Funds’ investments and its investment practices, and the risks associated with these investments and practices, is discussed below.

You should consider an investment in the Funds only as part of an overall investment plan and should invest in the Funds only if you are willing to accept the risks involved. Changes in the value of the Funds’

(16)                          The Funds are not for everyone. If you are seeking something other than long-term capital appreciation (for example, if you require current investment income for daily expenses), if you’re not comfortable with the risks, or if you expect to need your money back soon, these are not the funds for you.

(17)                          Repetition warning! Repetition warning! The careful reader will note that certain “non-principal” risks appear now which you just read in the “principal” risk category. What gives? Do we really like our words so much that we’ve got to immediately repeat them? No — it’s simply because some things we’re allowed to do a lot in one fund (e.g., invest in international stocks in the Independence Fund and Epic Voyage Fund), we’re allowed to do only a little in another fund (international stocks in the Great America Fund).

(18)                          When we say that the Funds may invest in other types of securities, the “may” is well worth emphasizing — whether through the use of bolding (control-b on most keyboards), italicizing (control-i), underlining (control-u), or, most obnoxiously, using ALL CAPS. However, the Independence Fund’s primary focus is the common stock of foreign and domestic companies. The Great America Fund’s primary focus is the common stock of domestic companies. The Epic Voyage Fund’s primary focus is the common stock of foreign companies.

(19)                          We regard the United States as the Great America Fund’s primary market, and the Great America Fund invests its assets (i.e., your money) accordingly, but sometimes the Adviser may see opportunities abroad that it regards as too compelling to resist.

investments will result in changes in the value of the Funds’ shares and, thus, each Fund’s total return to shareholders.

Exchange-Traded Funds

The Funds may purchase shares of exchange-traded funds that are registered as investment companies under the Investment Company Act of 1940 (the “1940 Act”) (“ETFs”) and shares of similar investment vehicles that are not registered under the 1940 Act (together with the ETFs, “Traded Funds”) to gain exposure to the general market, individual countries or regions, or industry sectors. The Funds may use these instruments to allocate their assets to markets or industry sectors the Adviser deems attractive while it pursues investment in the securities of companies in those markets or sectors.

Generally, the Traded Funds in which the Funds invest hold portfolios of investments designed to track the performance of a particular index (or group of securities having specified characteristics) or of a “basket” of stocks from within a particular industry sector or group. Their shares are traded on securities exchanges. Traded Funds involve risks generally associated with investments in securities, including the risk that the general level of prices, or that the prices of securities within a particular sector, may increase or decline and thereby affect the value of the shares of the Traded Funds. To the extent that Traded Funds incur various expenses, including investment advisory fees, the Funds, when investing in Traded Funds, will bear duplicative fees and expenses, which shareholders of the Funds will bear indirectly. The Funds do not invest in actively managed Traded Funds.

Closed-End Funds

The Independence Fund and Epic Voyage Fund may invest in publicly traded shares of closed-end investment companies registered under the 1940 Act and business development companies to indirectly access particular types of investments (such as private equity investments), markets, or industry sectors in which it would otherwise be difficult or costly for the Independence Fund and Epic Voyage Fund to invest. Shares of these companies may trade at a discount from or premium to their net asset values per share, which change from time to time and may be significant. Closed-end investment companies and business development companies incur various expenses, including investment advisory fees (which, in the case of a business development company, may be performance-based compensation). The Independence Fund and Epic Voyage Fund will bear these expenses when they invest in such companies, which are in addition to the fees and expenses of the Independence Fund and Epic Voyage Fund.

Foreign Investments

The Great America Fund may invest in the securities of foreign companies, including companies located in both developed and emerging market countries. Investments in foreign securities may be made through the purchase of depositary receipts that represent indirect interests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies. These risks may relate to those associated with fluctuations in foreign currency exchange rates,(20) unreliable and untimely information about issuers, and political and economic instability. Securities of foreign issuers generally trade and thus may be purchased and sold by a Fund in foreign markets.

Investment in Emerging Market Countries

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. In many less-developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed

(20)                          As previously mentioned, if the Great America Fund holds a foreign stock, and the stock is traded on a foreign exchange, with its price denominated in that foreign currency, the value of the stock will change, for the Great America Fund, whenever the relative value of the U.S. dollar and that foreign currency change. To take an imaginary example, if the Great America Fund holds shares in Ruritania Telecom, traded on the Ruritanian Stock Exchange, those shares will be worth more to the Great America Fund if the value of the Ruritanian lek increases against the U.S. dollar, and vice versa, all other things being equal.

companies than there is in more developed markets. The securities markets of certain countries in which the Great America Fund may invest may also be smaller, less liquid, and subject to greater price volatility than are those of more developed markets. In the event of a default on an investment in a foreign debt obligation, it may be more difficult for the Great America Fund to obtain or to enforce a judgment against the issuer of that security. The Great America Fund may also be subject to emerging markets risk to the extent that it invests in companies that are not domiciled in an emerging market but have customers, products, or transactions associated with emerging markets.

Real Estate Investment Trusts(21)

The Funds may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility because of fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to regulated investment companies, REITs generally are not subject to federal income tax on income distributed to shareholders, provided they comply with certain requirements. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund indirectly bears its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Master Limited Partnerships(22)

The Funds may purchase limited partnership interests in master limited partnerships (“MLPs”). MLPs are publicly traded companies organized as limited partnerships or limited liability companies and are treated as partnerships for U.S. federal tax purposes. Typically, MLPs may derive income and gains from, among other things, the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or marketing of any mineral or natural resources. MLPs generally have two classes of owners — the general partner and limited partners.

Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of limited partnership interests in MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also tax risks associated with MLP investments.  In particular, in order to qualify for treatment as a regulated investment company under U.S. federal income tax law, a Fund generally may not invest more than 25% of its assets in securities of MLPs and other entities treated as qualified publicly traded partnerships for federal income tax purpose. In addition, if an MLP is required to pay corporate income taxes (a situation that could occur if the MLP is not treated as a partnership for federal income tax purposes), the amount of cash available for distribution by the MLP (and the value of its limited partnership interests) would be reduced. In addition, conflicts of interest may exist between the owners of limited partnership interests in an MLP and the MLP’s general partner. Generally, the general partner of an MLP is entitled to receive incentive compensation and is reimbursed by

(21)                          REITs look very much like stock. These trusts offer a way to participate in a pool of assets such as apartments, hotels, or shopping malls. REITs generally pay out all or most of their profits. These distributions are not taxed until they hit the investors’ pockets. In contrast to that, in a typical company, profits are taxed twice: first at the corporate level; and second when they hit the investors’ pockets. As a result, all other things being equal, the untaxed distributed profits to REIT shareholders are generally higher than the taxed profits that corporations distribute as dividends to shareholders.

(22)                          MLPs are generally partnerships in which profits, as with REITs, are distributed directly to their limited partners (the investors). Similar to REITs, MLPs generally have relatively higher payout ratios than corporations. Oil and gas pipelines often are structured as MLPs.

the MLP for costs it incurs in managing and operating the MLP. When the Funds invest in MLPs, they bear these costs alongside the other limited partners, which are in addition to the fees and expenses of the Funds.

Debt Securities(23)

The Funds may invest in non-convertible debt securities on a temporary basis to earn income pending investment of its assets in common stocks and equity-related securities or to seek capital appreciation when the Adviser believes an issuer’s debt securities are undervalued based on its fundamental analysis. These securities include bonds and other debt obligations, including obligations issued by U.S. and foreign corporations, the U.S. government or foreign governments or their agencies, and municipal governments. The securities may pay fixed, variable, or floating rates of interest and may include zero-coupon obligations. The Funds may invest in both investment grade debt securities and non-investment grade debt securities (known as high-yield bonds or junk bonds). Investment grade debt securities are those securities rated BBB or better by Standard & Poor’s or Baa or better by Moody’s Investors Service, or that are unrated and have been determined by the Adviser to be of comparable quality to these rated securities. Except during periods of adverse market or economic conditions, when the Funds may assume a defensive investment position, the Funds will not invest more than 15% of their net assets in non-convertible debt securities.

All debt securities are subject to certain risks. One risk is that the issuer may not be able to meet its principal or its interest-payment obligations. Another risk is that the value of debt securities generally declines as interest rates rise. The value of debt securities may also decline as a result of a change in market perception of the creditworthiness of the issuer and a change in general market liquidity. Any decline in the value of debt securities as a result of changes in credit quality or future interest rates will generally be greater for securities having longer maturities. Non-investment grade securities, especially high-yield bonds, which are speculative investments, are more sensitive to these risks, particularly credit risk. In addition, the markets for non-investment grade securities may be thinner and less active than are the markets for investment grade securities. The Independence Fund and Great America Fund will not invest more than 10% of their net assets and the Epic Voyage Fund will not invest more than 5% of its net assets in non-investment grade debt securities and do not invest in debt securities that are in default as to payment of interest or principal.

Forward Foreign Currency Contracts(24)

The Independence Fund and Epic Voyage Fund may (but are not required to) enter into forward foreign currency contracts to hedge their exposure to fluctuations in foreign exchange rates pending their purchase and sale of foreign securities. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Independence Fund and Epic Voyage Fund to “lock in” the U.S. dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligation under a forward contract.

(23)                          Issuers of debt securities (which may include debentures, bonds, notes, or commercial paper, among others) generally pay investors for allowing the use of their money for a period of time. At the end of the agreed period, the initial investments are returned in full, and the securities may also pay interest. Like other securities, debt instruments may be sold by their original issuers, or traded on the market. In general, these securities are considered to be less risky than equities, although the likelihood of repayment may vary with the financial situation of an issuer.

(24)                          These contracts are agreements to purchase or sell foreign currencies at a particular time in the future at pre-defined exchange rates. They are often used to limit the losses that investors face if the value of foreign currencies moves in relation to the U.S. Dollar.

Preferred Stock(25)

The Funds may invest in preferred stocks. Like common stock, preferred stock represents equity ownership interests in a company and participates in a company’s earnings. However, unlike common stocks, preferred stocks are entitled to stated dividends. These dividends are sometimes “cumulative,” which means that if previous stated dividends have not been paid, the dividends payable on the preferred stock will have a priority over distributions to holders of common stock and a preference on the distribution of a company’s assets in the event of the company’s dissolution. Preferred stock may also be “participating,” which means that its holders are entitled to dividends in excess of stated dividends in certain cases. The Funds do not require a minimum credit rating for its preferred stock. The Adviser considers a company’s liquidity and credit condition as well as the position of the security in the company’s capital structure in assessing preferred stock it considers for the Funds. The risks of preferred stock are similar to the risks associated with common stock.

Convertible Securities(26)

The Funds may purchase convertible debt obligations and convertible preferred stock. The holders of these securities are entitled to exchange the securities for common stock (or other equity securities) of a company, typically at a fixed price within a specified period of time. Until conversion, the holder is entitled to interest (in the case of convertible debt) or dividends (in the case of preferred stock). These instruments have risks that are similar to debt securities because of their interest or dividend features and have risks that are similar to equity securities because of their conversion features.

Warrants and Rights(27)

The Funds may invest in warrants and rights. These securities are forms of derivative instruments that have equity-like characteristics. Warrants are instruments that permit, but do not obligate, the holder to subscribe for other securities. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights are not dividend-paying investments and do not have the voting rights of common stock. They also do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than direct equity investments. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities, and these instruments may cease to have value if not exercised before their expiration dates.

The use of warrants and rights can increase the volatility of the Funds’ portfolio. If a Fund invests in these instruments at unfortunate times or judges market conditions incorrectly, it may incur substantial losses. Changes in the liquidity of the secondary markets in which these instruments trade can result in significant, rapid, and unpredictable changes in their prices, and these conditions could also cause losses to the Funds.

(25)                          Generally less risky than the common stock that we usually own, preferred stocks are more risky than bonds. The “preferreds” can come in several flavors. Usually they pay some form of a dividend.  Sometimes they can be converted into common shares. There are preferreds that can be redeemed just like a bond. If a company goes bankrupt or is dissolved, preferred shareholders may have priority over common shareholders.

(26)                          Sometimes bonds and preferreds come in the convertible flavor. Owners of “convertibles” can exchange their bonds or preferreds for common stock at a ratio that is established in advance. While less risky than common stocks of the same respective companies, they offer investors upside potential because of the feature that allows conversion into stock. Of course, since the world rarely permits a free lunch, in return for that upside potential, the convertibles typically pay a lower interest rate than traditional bonds and a lower dividend rate than traditional preferreds.

(27)                          A warrant is the right to buy something (typically a share of stock) at a set price, during a particular time period. If the market price of the stock is below the warrant price, then the warrant may be worthless. That said, these securities may sound exotic and esoteric, but they’re really quite straightforward. Companies use them when they want to raise funds or conduct some other corporate action, such as spinning off a division. Rights offerings are securities that the company issues to shareholders, who are thereby given the right (hence the name) to buy shares in, say, the next 30 to 60 days, at a fixed price. A warrant is sort of the same thing but is generally longer dated. Both give the shareholder the option to buy shares at a fixed price for a limited time directly from the company and can be bought and sold on the stock market. These won’t be a big part of the Funds’ strategies, but they offer a great way to increase positions in companies we like.

When-Issued, Delayed-Delivery, and Forward-Commitment Transactions(28)

The Independence Fund and Epic Voyage Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “delayed-delivery” or “forward-commitment” basis to hedge against anticipated changes in interest rates or securities prices. These transactions involve a commitment by the Independence Fund and Epic Voyage Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a when-issued, delayed-delivery, or forward-commitment basis before delivery to the Independence Fund and Epic Voyage Fund. When-issued, delayed-delivery, and forward-commitment securities may be sold before the settlement date. If the Independence Fund and Epic Voyage Fund dispose of the right to acquire a when-issued security before their acquisition or dispose of their right to deliver or receive against a delayed delivery or forward commitment, they may incur a gain or loss. When the Independence Fund and Epic Voyage Fund enter into such a transaction, a segregated account consisting of cash, U.S. government securities, or liquid securities equal to the value of the when-issued, delayed-delivery, or forward-commitment transaction is established and maintained. Purchasing securities on a forward-commitment, when-issued, or delayed-delivery basis when the Independence Fund and Epic Voyage Fund are fully or almost fully invested may result in greater potential fluctuation in the value of the Independence Fund’s or Epic Voyage Fund’s net assets. There is a risk that securities purchased on a when-issued or delayed-delivery basis may not be delivered and that the purchaser of securities sold by the Independence Fund and Epic Voyage Fund on a forward basis will not honor its purchase obligation. In these cases, the Independence Fund and Epic Voyage Fund may incur a loss.

Total Return Swaps and Participatory Notes

The Independence Fund and Epic Voyage Fund may enter into total return swaps and participatory notes to gain exposure to foreign securities markets or foreign securities that might otherwise be difficult or costly to access or purchase because of foreign regulatory restrictions or foreign tax laws. A total return swap is an individually negotiated agreement through which the Independence Fund and Epic Voyage Fund can, in exchange for a specified fixed or floating payment, derive an investment return that is based on the investment performance of a specified index or basket of securities or that is based on changes in the price of a specific foreign security. A participatory note is a financial instrument used by foreign investors to invest in a particular country’s securities. Securities brokerages in the country buy the securities, then issue to foreign investors participatory notes that derive their value from the underlying securities. Any dividends or capital gains collected from the underlying securities are passed through to the foreign investors.(29) Use of these instruments involves various risks. These include the risks that the Independence Fund and Epic Voyage Fund may not be able to terminate or offset their positions at the time they wish to do so or at a favorable price and that, as a result of the failure of a counterparty or legal or operational issues, the Independence Fund and Epic Voyage Fund may not receive payments required to be made to them under the terms of a swap or participatory note. Total return swaps also may involve leverage and the related risk of loss. When the Independence Fund and Epic Voyage Fund enter into a total return swap transaction, a segregated account consisting of cash, U.S. government securities, or liquid securities equal to the value of the swap transaction is established and maintained. The Independence Fund and Epic Voyage Fund will not enter into a total return swap or participatory note if, as a result, the value of its positions in illiquid investments would exceed 15% of the value of the Independence Fund’s or Epic Voyage Fund’s net assets, respectively.

(28)                          Once upon a time, these types of securities were much more important.  They sound like they’re leveraged directional bets on the movement of the price of tea in China.  For our purposes, these are essentially indistinguishable from common stock.  “When issued” securities are most commonly seen when a company is spinning off a division, going public, or splitting its shares.

(29)                          The Adviser views participatory notes as a simple way to permit investors to participate in markets that might otherwise be difficult to access. The basics of a participatory note: we find a trustworthy entity (let’s say an imaginary company called Lee International Securities Company) who is willing to be a “counterparty” to us. We enter into a contract with Lee. We will send Lee money equal to the value of the security in Lee’s local market. We will have a contract with Lee that says that at 5 pm every day we will look at the price of the security. That evening, for every dollar the security has appreciated, Lee will send us one dollar. For every dollar the security has declined, we will send Lee one dollar. At the end of a pre-agreed period, Lee will return our original investment, we will shake hands, and end the contract. Risk arises  either because of the performance of the underlying security, its currency, or because of the counterparty’s failure to live up to its bargain.

Short-Term Investments

During periods of adverse market or economic conditions, the Funds may temporarily invest all or a substantial portion of their assets in high quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, to preserve capital, the Funds would not be pursuing their stated investment objective with its usual investment strategies. The Funds may also hold these investments for liquidity purposes.

Illiquid Investments

The Funds invest primarily in publicly traded securities and do not generally purchase securities that have legal or contractual restrictions on resale or that are illiquid. However, total return swaps entered into by the Independence Fund and Epic Voyage Fund may be illiquid.  In addition, liquid securities purchased by the Funds may become illiquid because of issuer-specific events or changes in market conditions. Illiquid investments are subject to the risk that the Funds will not be able to sell the investments when desired or at favorable prices. The Funds will not purchase an illiquid investment if, as a result, more than 15% of the value of the Funds’ net assets would be so invested.

Securities Lending

The Funds may seek to increase their income by lending portfolio securities to institutions, such as certain broker-dealers. Portfolio securities loans are secured continuously by collateral maintained on a current basis at an amount at least equal to the market value of the securities loaned. The value of the securities loaned by a Fund will not exceed 33 1/3% of the value of the Fund’s total assets. The Funds may experience a loss or delay in the recovery of their securities if the borrowing institution breaches its agreement with the Funds. Lending the Funds’ portfolio securities involves the risk of delay in receiving additional collateral if the value of the securities goes up while they are on loan.  A Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral or from recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Other Investments

The Funds may make other types of investments and may engage in various other investment practices. These investments and practices, and their risks, are described in the Statement of Additional Information (the “SAI”).

NON-PRINCIPAL RISKS OF INVESTING IN THE FUNDS

In addition to the risks associated with the Funds’ investments and investment practices, you should consider the following additional risks of investing in the Funds.

Reliance on the Adviser

Each Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. The Adviser was formed in 2008.  The Adviser began managing a mutual fund, the Independence Fund, in 2009, a second mutual fund, the Great America Fund, in 2010 and third mutual fund, the Epic Voyage Fund, in 2011. Members of the investment committee have considerable experience analyzing companies, valuing stocks, monitoring market activity from their editorial positions in the financial media and publishing industry, and managing global portfolios of securities. (30)

(30)                          We’re sure you’ve heard that “past performance is no guarantee of future results.” The past experience of members of the Adviser’s investment committee does not guarantee future results.

Activities of Affiliates of the Adviser

Companies affiliated with the Adviser, including The Motley Fool, LLC, publish information, opinions, and recommendations regarding the purchase and sale of securities, possibly including securities that are held by or being considered for purchase or sale by the Funds. These opinions and recommendations may be consistent with, or opposed to, the views of the Adviser and may adversely affect the prices of securities held by the Funds or the prices at which the Funds can purchase or sell a security. The Funds, the Adviser, and the Adviser’s publishing affiliates have adopted procedures designed to prevent personnel of the publishing affiliates from obtaining or using nonpublic information about each Fund’s holdings or the Adviser’s strategy or actual or potential portfolios. These procedures are also designed to prevent the Adviser and its personnel from using pre-publication information obtained from the publishing affiliates and to assure that investment decisions for the Funds are consistent with what the Adviser believes to be in the Funds’ best interest. Additionally, the members of the Adviser’s Investment Committee provide advisory services on behalf of another affiliate, Motley Fool Wealth Management, LLC (“MFWM”), particularly for MFWM’s separately managed accounts.  The advice given on behalf of MFWM, consistently with the mandates of its various strategies, may also be consistent with or opposed to the views of the Adviser in relation to the Funds and may adversely affect the prices of securities held by the Funds or the prices at which they can purchase or sell a security.  MFWM and the Adviser have adopted procedures to assure that neither MFWM nor the Adviser (or their respective clients) can benefit from any informational or trading advantage over the other. A description of the Funds’ policies and procedures with respect to the disclosure of information regarding their portfolio securities and the procedures designed to minimize conflicts between the Funds, the Adviser, MFWM, and the Adviser’s publishing affiliates is contained in the SAI.

MANAGEMENT OF THE FUNDS

The Board of Trustees (the “Board”) of The Motley Fool Funds Trust (the “Trust”) (of which each Fund is a series) is responsible for supervising the operations and affairs of the Funds. The Trust’s officers, who are all members, partners, officers, or employees of the Adviser, or its affiliates, are responsible for the daily management and administration of the Funds’ operations.

Investment Adviser

The Adviser is a wholly owned subsidiary of The Motley Fool Holdings Inc. (“TMF Holdings”), a multimedia financial-services holding company that also owns The Motley Fool, LLC, which publishes investment information and analysis across a wide range of media, including investment-newsletter services, websites, and books. TMF Holdings is controlled by David Gardner and Tom Gardner. The Adviser is located at 2000 Duke Street, Suite 175, Alexandria, VA 22314.

Subject to the overall supervision of the Board, the Adviser manages the overall investment operations of the Funds in accordance with the Funds’ investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of an investment advisory agreement between the Trust and the Adviser (the “Advisory Agreement”). Under the terms of the Advisory Agreement, each Fund pays the Adviser a fee that is computed and paid monthly at an annual rate of 0.85% of the Funds’ average daily net assets during the month.

Under the terms of an expense limitation and reimbursement agreement(31) entered into by the Trust and the Adviser, the Adviser has contractually agreed to pay, waive or absorb a portion of the Funds’ Investor Shares operating expenses through February 2017, to the extent necessary to limit the Funds’ annual operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not exceeding 1.15% annually of each Fund’s average daily net assets.  The Adviser may recover from the Funds fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Funds’ operating expenses (excluding

(31)                          The effect of this agreement is to limit the Funds’ expense ratio and thus limit the expenses you bear as a shareholder of the Funds. We’ve imposed this limit because during the early days of the Funds, they will probably not have a large amount of assets, and some of the fees and expenses they must pay are not tied to the size of the Funds. We believe that the Adviser should be paid for its work, but we don’t want to penalize early investors in the Funds.

brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 1.15% annually of the Funds’ average daily net assets or, if less, the expense limitation that was in place at the time the fees or expenses were paid, waived or absorbed.

For the fiscal year ended October 31, 2015, the Independence Fund Investor Shares paid 0.87% (expressed as a percentage of average net assets) to the Adviser for its services. Had fee waivers and expense reimbursements not been in place, the Independence Fund Investor Shares would have paid 0.85%. For the fiscal year ended October 31, 2015, the Great America Fund Investor Shares paid 0.84% (expressed as a percentage of average net assets) to the Adviser for its services.  Had fee waivers and expense reimbursements not been in place, the Great America Fund Investor Shares would have paid 0.85%.  For the fiscal year ended October 31, 2015, the Epic Voyage Fund Investor Shares paid 0.13% (expressed as a percentage of average net assets) to the Adviser for its services. Had fee waivers and expense reimbursements not been in place, the Epic Voyage Fund Investor Shares would have paid 0.84% to the Adviser for its services.

A discussion regarding the Board’s approval of the Advisory Agreement and the factors the Board considered with respect to each Fund is available in the Funds’ semiannual report to shareholders for the fiscal period ended April 30, 2014.

The Adviser’s Investment Management Team

The Adviser has established an Investment Committee, composed of William H. Mann III, William S. Barker, CFA, Anthony L. Arsta, Nathan G. Weisshaar, CFA, David A. Meier, Bryan C. Hinmon, CFA, and Charles L. Travers Jr. The Investment Committee, chaired by Mr. Mann, is primarily responsible for all investment-related services provided to the Funds by the Adviser.

William H. Mann III

Bill Mann has served as Chief Investment Officer and Senior Portfolio Manager for the Independence Fund, since June 2009, the Great America Fund since 2010 and the Epic Voyage Fund since 2011. He was the senior investing analyst for The Motley Fool from 2001 to 2008. Before coming to the Adviser, Mr. Mann served as co-advisor for the Motley Fool Hidden Gems and Hidden Gems Pay Dirt small-cap investment newsletters and was the founding advisor for the Motley Fool Global Gains international-stock newsletter. Mr. Mann became Chief Investment Officer for Motley Fool Asset Management in 2013.

In 2007 and 2008, Mr. Mann served on the Advisory Committee on Improvements to Financial Reporting, a special committee empanelled by the Securities and Exchange Commission (the “SEC”) to examine the financial reporting system and reduce complexity. Mr. Mann’s expertise in issues of corporate governance led the U.S. Senate Committee on Commerce, Science, & Transportation to ask him to testify as an expert witness at a 2001 hearing on the collapse of Enron. Mr. Mann is a sought-after public speaker and has frequently appeared on CNBC, Bloomberg, Fox News Channel, CNN, BBC, CBS, and numerous business radio programs. He was named a 2011 Rising Star in the Mutual Fund Industry by Institutional Investors.

Before joining The Motley Fool in 1999, Mr. Mann was a co-founder of a specialty international telecommunications carrier focusing on project development in Asia, particularly China, India, Pakistan, and Indonesia. Mr. Mann holds a bachelor’s degree in international service from American University and is a graduate of Phillips Academy.

William S. Barker, CFA

Bill Barker is a Portfolio Manager at the Adviser, having served in that role for the Independence Fund since 2009, the Great America Fund since 2010 and the Epic Voyage Fund since 2011. He joined The Motley Fool in 2005 as a senior analyst for equity research, a role in which he specialized in value-stock analysis and worked primarily on three newsletters: Motley Fool Stock Advisor, Motley Fool Hidden Gems, and Hidden Gems Pay Dirt. Previously, Mr. Barker worked for the SEC in its Office of Investor Education and Assistance, and for the U.S. Department of the Treasury in the Office of Foreign Assets Control, Foreign Terrorism Division. While with Treasury, he worked on the detection and prevention of the funding of foreign terrorist organizations and individuals.

He also worked for The Motley Fool from 1998 to 2001 as the principal writer of personal-finance content for the company’s website and later as an equity analyst and senior producer for investing. Mr. Barker received his CFA designation in 2008 and is a member of the CFA Society of Washington, D.C.

Before his work in finance, Mr. Barker was a trial lawyer in the Commercial Litigation division of the City Solicitor’s Office in Philadelphia, where he handled complex commercial cases as lead counsel in trials involving multimillion-dollar claims. He represented many of the major departments of the city, including the Office of the Mayor. Coming out of law school, he first worked in Washington, D.C., as an associate for Patton Boggs, LLP.

Mr. Barker has written extensively for The Motley Fool online as well as for its newsletters and three Motley Fool books. He has been published in Newsweek and has appeared as a commentator on CNN, CNBC, CNBC Europe, MSNBC, BBC, CBS, and NBC’s The Today Show. He graduated cum laude from Yale University with a degree in political philosophy and earned his J.D. from the University of Virginia.

Anthony L. Arsta

Tony Arsta is a Portfolio Manager at the Adviser, having served in that role for the Independence Fund since 2009, the Great America Fund since 2010 and the Epic Voyage Fund since 2011. Mr. Arsta complements his value-investing focus with applications of statistical analysis and investor psychology. After joining The Motley Fool in 2008, he contributed his writing and analysis to Motley Fool Million Dollar Portfolio, as well as several other Foolish newsletter services. Mr. Arsta earned his M.B.A. with distinction from DePaul University, with a concentration in finance, and also holds a B.S. in computer science from the University of Wisconsin, Madison.

Nathan G. Weisshaar, CFA

Nate Weisshaar is a Portfolio Manager at the Adviser, having served in that role for the Independence Fund, Great America Fund and Epic Voyage Fund since 2014. Mr. Weisshaar has a particular interest in international and banking stocks. After joining The Motley Fool in 2007 as an equity research analyst for Motley Fool Global Gains and several other newsletters, Mr. Weisshaar subsequently became a co-advisor on Motley Fool Champion Shares PRO and Motley Fool Share Advisor, The Motley Fool’s newsletter products for the UK market, while living in London from 2011 to 2014. After graduating from the University of Arizona with a B.S. in finance, Mr. Weisshaar worked as a banking consultant at United Bankers Bank in Minnesota.

David A. Meier

David Meier is a Portfolio Manager at the Adviser, having served in that role for the Independence Fund, Great America Fund and Epic Voyage Fund since 2014. Mr. Meier specializes in identifying investing opportunities in today’s and tomorrow’s great growth companies. He joined The Motley Fool in 2005, writing and editing for The Motley Fool online. Just before joining the Adviser, Mr. Meier worked as an analyst on Motley Fool Rule Breakers, a mission leader for Motley Fool Supernova, and an associate advisor for Motley Fool Million Dollar Portfolio, managing its high-growth stocks.

Before working for The Motley Fool, Mr. Meier spent more than a decade as an engineer, developing and designing gas turbines at both Rolls Royce and General Electric. He graduated from Virginia Tech with bachelor’s and master’s degrees in mechanical engineering. Mr. Meier also earned his M.B.A. from Wake Forest University. He is comfortable with both the physics and the economics of a wide variety of technologies and technology investments.

Bryan C. Hinmon, CFA

Bryan Hinmon is a Portfolio Manager at the Adviser, having served in that role for the Independence Fund, Great America Fund and Epic Voyage Fund since 2014. He joined the Adviser in 2014 after more than four years at The Motley Fool, where he helped manage Motley Fool Pro, a long/short and options portfolio service. Mr. Hinmon also served as a senior analyst on Motley Fool Options for more than four years and led the company’s Analyst Development Program for two years.

Before life at The Motley Fool, Mr. Hinmon was a portfolio manager at Bulwark Capital Management, a hedge fund with an approach that balanced fundamental long-term equity investing, option income, and special situations. Earlier in his career, he worked as a research analyst for an asset manager in Naples, Florida, that provided portfolio management and operated a covered-call hedge fund. Mr. Hinmon graduated from Stetson University in with a bachelor’s degree in finance. He holds the Chartered Financial Analyst designation and is a member of The Boston Security Analysts Society.

Charles L. Travers Jr.

Charly Travers is a Portfolio Manager at the Adviser, having served in that role for the Independence Fund, Great America Fund and Epic Voyage Fund since 2014. Mr. Travers focuses on identifying companies that have opportunities to reinvest their profits and earn high returns on capital. He has experience analyzing companies in a wide range of industries.

On joining The Motley Fool in 2005, Mr. Travers contributed research on biotechnology companies to Motley Fool Rule Breakers. He subsequently became an associate advisor for Motley Fool Million Dollar Portfolio and was one of the founding advisors on Motley Fool Share Advisor, a newsletter product for the U.K. market. He earned his M.A. in psychology from Illinois Wesleyan University and also holds an M.S. in pharmacological and physiological sciences from St. Louis University.

The SAI provides additional information about the compensation of each member of the Investment Committee, other accounts managed by them, and their ownership of shares of the Funds. (32)

FUND EXPENSES(33)

Each Fund pays all of its expenses other than those expressly assumed by the Adviser. Expenses of each Fund are deducted from the Funds’ total income before dividends are paid. Each Fund’s expenses include, but are not limited to, (1) fees paid to the Adviser and the Funds’ administrator; (2) fees of the Funds’ independent registered public accounting firm, custodian, and transfer agent, and certain related expenses; (3) taxes; (4) brokerage fees and commissions; (5) interest; (6) costs incident to meetings of the Board and meetings of the Funds’ shareholders; (7) costs of printing and mailing prospectuses and reports to shareholders and the filing of reports with regulatory bodies; (8) legal fees and disbursements; (9) fees payable to federal and state regulatory authorities; (10) fees and expenses of Trustees who are not “interested” persons, as defined by the 1940 Act, of each Fund; and (11) any extraordinary expenses.(34)

(32)                          The Motley Fool has long favored management teams who put their money where their mouths are and invest alongside their shareholders.  The SAI, which supplements the information in this prospectus, tells you the level of personal investment the members of the Adviser’s investment committee have in the Funds, as well as much other important additional information.

(33)                          The Motley Fool has long criticized the mutual fund industry for its exorbitant fees. The charges you won’t find listed here (because we don’t ding you for them) include sales charges (loads) and 12b-1 marketing and distribution fees.

(34)                          Many investors do not pay enough attention to the “Fees and Expenses” sections of prospectuses. We think that’s a mistake. You are investing your money, in the hope that it will grow. Every dollar that you pay in fees and expenses is a dollar that is no longer working for you. With the power of compounding over time, each dollar in fees could cost you significantly more than a dollar in forgone returns. Does that mean that you should always invest in the cheapest fund you can find? Not necessarily. Fees and expenses are just part of the calculation of the total value that you receive from any given fund.

NET ASSET VALUE

The NAV of each Fund’s shares is determined once daily as of the close of regular trading on the floor of the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time), on each day the NYSE is open for business. Each Fund calculates NAV per share by dividing the value of its net assets (i.e., the value of its assets less its liabilities) by the total number of shares outstanding. Each Fund’s investments are valued at their market value or, if market quotations are not readily available, at their fair value as determined in accordance with procedures adopted by the Board. Securities of the Independence Fund, the Great America Fund or the Epic Voyage Fund (to the extent they hold foreign securities) traded on foreign stock exchanges are generally valued based upon the closing prices for those securities on the principal exchanges where the securities are traded, subject to possible adjustment as described below. The value of non-dollar-denominated portfolio securities held by a Fund are determined by converting all assets and liabilities initially expressed in foreign currency values into U.S. dollar values, based on exchange rates supplied by a quotation service.

If market quotations for a security are not readily available or if the Adviser believes that market quotations do not accurately reflect fair value of a security, that security will be valued at its fair value as determined in good faith by the Board.(35) Such determinations are made by the Adviser or through the use of a pricing service under procedures established and periodically reviewed by and under the ultimate supervision of the Board. A fair value determination may be required if, for example, (1) only a bid price or an asked price is available, (2) the spread between bid and asked prices is substantial, (3) there is a suspension or limitation of trading, or (4) events or actions affecting the market prices of portfolio securities occur after the close of the relevant market.

Foreign securities in which the Independence Fund and Epic Voyage Fund invest may be traded in markets that close before the time that the Independence Fund and Epic Voyage Fund calculate their net asset value. In addition, certain foreign securities in which the Independence Fund and Epic Voyage Fund invest may be listed on foreign exchanges that trade on weekends or other days when the Independence Fund and Epic Voyage Fund do not calculate their net asset value. In these situations, the value of the Independence Fund’s and Epic Voyage Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Independence Fund’s and Epic Voyage Fund’s shares. The Board has authorized the Independence Fund and Epic Voyage Fund to retain a pricing service to determine the value of its portfolio securities, including the determination of the fair value of securities in situations when the value of such securities has been materially affected by events occurring before the Independence Fund’s and Epic Voyage Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market-specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price; relevant general and sector indices; currency fluctuations; trading in depositary receipts and futures, if applicable; and research valuations by its staff, in determining what it believes is the fair value of the securities. Determining the fair value of portfolio securities involves reliance on judgment, and a security’s fair value may be affected by the method used for determining value. There can be no assurance that the Independence Fund and Epic Voyage Fund could purchase or sell a portfolio

Longtime followers know that The Motley Fool has often written about the virtues of index funds, which typically have lower fees and expenses than do actively managed funds, including the Funds. Costs are certainly an important consideration when choosing a fund. Savvy types, however, should bear this in mind: With an index tracker, investors are likely to lose to the market each year by about the amount of the index fund’s annual expenses. Each of our Fund’s objectives, on the other hand, is to surpass the return of its index, not merely to lag it by the amount of its expense ratio. We may not succeed, of course, but we will try to do so by relying on the Adviser’s approach to investing, which is based on principles of investing long-advocated by The Motley Fool.

(35)                          You’d think it would be easy to determine what a share of each Fund is worth — just add up the value of everything it holds, and then divide by the number of shares. It’s not that simple, though. Some foreign markets have different operating hours (when it’s daytime in Chicago, for example, it is night in Shanghai). That means that when we calculate each Fund’s value at the end of the day, the market quotations for some of the securities held by the Funds could be several hours old, and intervening events may have affected what the stocks are worth. In addition, characteristics of the relevant markets and stocks might, in some cases, cast doubt on a particular valuation. For these reasons, we may rely on a pricing service to determine the value of particular securities. It is possible that when the Funds buy or sell the securities, the price on the real market will be different from the value used for the fair value pricing.

security at the price used to calculate the Independence Fund’s and Epic Voyage Fund’s net asset value. Because of the inherent uncertainty in making fair value determinations and the various factors considered in determining fair value, there can be significant deviations between the fair value at which a portfolio security is being carried and the price at which it is purchased or sold. Moreover, to the extent that the Independence Fund and Epic Voyage Fund have significant holdings of foreign securities, fair valuation may be used by the Independence Fund and Epic Voyage Fund more frequently than is the case for other mutual funds.

HOW TO BUY SHARES

Shares of each Fund may be purchased directly from the Funds by contacting the Funds’ transfer agent and may also be purchased from financial intermediaries that make shares of the Funds available to their customers. Shares are sold on a “no load” basis,(36) which means that you pay no sales charge when you purchase or redeem shares.(37)

You may purchase each Fund’s shares at the NAV per share next computed after receipt of your purchase order in proper form by the Funds’ transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”). See “NET ASSET VALUE.” An order is in proper form if it meets applicable requirements as described in this prospectus. The minimum initial investment in each Fund’s Investor Shares is $500.(38) Subsequent investments in an Investor Shares account may be made in any amount of $50 or more. At the discretion of a Fund, these investments minimums may be waived for accounts such as asset allocation programs that offer automatic rebalancing, wrap fee accounts, or similar types of accounts or programs. In addition, the Funds may waive these minimum investment requirements in special circumstances and may modify these requirements at any time. The Funds reserve the right to reject any purchase order.

You will not receive any stock certificate evidencing your purchase of Fund shares. Instead, you will receive written or electronic confirmation of each transaction except for systematic purchases and redemptions and quarterly statements showing account balances. Shares of each Fund have not been registered for sale outside the U.S. Each Fund generally does not sell shares to investors residing outside the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

To comply with the USA PATRIOT Act of 2001 and the Funds’ Anti-Money-Laundering Program, you are required to provide certain information to the Funds when you purchase shares. You must supply your full name, date of birth, Social Security number, and permanent street address (and not a post office box) on your account application. You may, however, use a post office box as your mailing address. Please contact the Transfer Agent at 1-888-863-8803 if you need additional assistance when completing your account application. If the Transfer Agent cannot obtain reasonable proof of your identity, the account may be rejected and you will not be allowed to purchase additional shares for your account until the necessary information is received. The Funds reserve the right to close any account after shares are purchased if clarifying information or documentation is requested from you but is not received.

(36)                          A “load,” or sales charge, is a fee that you are charged for the “privilege” of investing in some mutual funds. When a fund charges a load, you are putting less of your money to work than you might think. For example, if you were investing $10,000 in a fund that had a 2.5% front-end load, $250 would be taken off the top of your investment and leave you with only $9,750 in your account. The Funds do not charge any load.

(37)                        As discussed earlier, each Fund’s expense ratio does not include a 12b-1 marketing and distribution fee. However, to help offset the costs associated with short-term investors, we do charge a redemption fee of 2.00% on shares redeemed within 90 days of purchase. The proceeds of the redemption fee go to the Funds themselves.

(38)                          A note to shareholders: Fund Minimums are subject to third party distribution policies - if you invest directly through Motley Fool Funds and our transfer agent, BNY Mellon, your minimum required investment for Investor Shares will be $500. If you invest through a brokerage account, you’ll have to abide by their rules.

Small-Balance Account Fee

Although the minimum initial investment in each Fund’s Investor Shares is $500, if the value of any account is less than $10,000, that account may be subject annually to a $24 small-balance account fee, which will be assessed by redeeming shares from that account.

For example, if you have one account that consists of $5,000 worth of shares of the Independence Fund, $5,000 worth of shares of the Great America Fund and $5,000 worth of shares of the Epic Voyage Fund, you will NOT be assessed a $24 fee for each of those three fund positions in that account because the total balance of your Motley Fool Funds account is more than $10,000.  If you had $3,000 worth of shares in the Independence Fund and $1,500 worth of shares in the Great America Fund, you would be assessed a $24 fee on the account because the combined balance of your Motley Fool Funds account would be less than $10,000.

We’ve also made it possible for shareholders who have a balance less than $10,000 to be exempt from the fee.  For account holders who register for an Automatic Investing Plan (AIP) of at least $50 per month and choose to receive annual reports, semiannual reports, prospectus updates and quarterly statements by e-mail, no small-balance account fee will be assessed, regardless of the balance in your account.(39)

The small-balance account fee is assessed during the fourth calendar quarter of each year but will not be assessed on accounts that have been maintained for less than six months. The fee also does not apply to shares held through an omnibus account with the Funds maintained by your securities dealer or mutual fund marketplace, to Fund-sponsored retirement accounts or group retirement or employee savings plan accounts, or to accounts such as asset allocation programs that offer automatic rebalancing, wrap fee accounts, or similar types of accounts or programs.

The small-balance account fee is distributed directly to the Funds to reinvest on behalf of shareholders.  The fee is implemented to offset the higher costs, which all shareholders of the Funds indirectly bear, associated with maintaining small accounts. The effective annual expenses borne by shareholders who invest less than $10,000 in a Fund and are subject to the small-balance account fee will be higher as a result of this fee.

If you plan to invest less than $10,000, you should consider that the small-balance account fee (if applicable) will increase the expenses you bear as a shareholder, potentially by as much as 4.8% annually (if you invest only the $500 minimum and do not enroll in an Automatic Investment Program (AIP) and e-mail delivery of annual reports, semiannual reports, prospectus updates and quarterly statements).  For the purposes of assessing the fee, the balances of multiple accounts owned by the same individual,(40) whether in the same fund or in different funds offered by the Trust, are combined to assess whether the account has met the $10,000 minimum.(41)

(39)                          “Sounds great!” you might say, “How do I do those things?” When you invest at foolfunds.com, you’ll include your bank account information and sign up for an Automatic Investing Plan (AIP) of at least $50 a month. After your investment is complete, you’ll register for online access to your Fool Funds account. Once you’ve registered, click the “Account Options” tab to select electronic delivery. That’s it! If you’re an existing shareholder, including a shareholder who opened your account with a paper application, log into your online account (or create an online account if one does not exist) and click the “Account Options” tab to initiate an AIP and review your electronic delivery options. Make sure you select the “email” setting for the annual report, semiannual report, prospectus updates and quarterly statements to be eligible for the fee waiver.

(40)                          We determine whether accounts are owned by the same individual by the primary Social Security Number (SSN) or Tax Identification Number (TIN) that was included on the account application.  This means that no matter what type of account- regular or IRA- your Fund balances will be combined to determine whether or not you are subject to the small balance account fee.

(41)                          Because our systems use primary SSNs to determine the total holdings of individuals with multiple funds or accounts, we cannot combine accounts within a household or family.  So, for example, if two people in a household each hold an account with the Independence Fund of $7,000, each may  be assessed the small-balance account fee, unless he or she has signed up for an Automatic Investment Plan (AIP) and e-mail delivery.

Purchase by Internet

You may purchase shares of each Fund by completing and submitting an electronic account application at the Funds’ website, www.foolfunds.com, and funding your purchase through an electronic Automated Clearing House (“ACH”) transfer of money to the Funds from your checking or savings account. For more information on this service, and the required forms, please go to www.foolfunds.com or call 1-888-863-8803. Shares will be issued at the NAV per share next computed after your order is received. As with any transactions you effect on the Internet, there are various risks, including the risk that your instructions may be lost, delayed, or inaccurately transmitted, and the risk that your personal information may be intercepted and improperly used by an unauthorized third party.

Automated Clearing House Purchases

Even if you do not open your account online, you may purchase additional shares of each Fund through an ACH transfer of money from your checking or savings account. The ACH service will automatically debit your pre-designated bank account for the desired amount. Shares purchased using an ACH transfer will be issued at the NAV per share next computed after your order is received. For more information on this service, and required forms, please go to the Funds’ website, www.foolfunds.com, or call 1-888-863-8803. When you pay for shares using an ACH transfer (including any purchase you make on the Internet), the proceeds of a redemption of those shares may be delayed until the ACH transfer has been converted to federal funds, a process that may take up to eight days.

Purchase by Mail

You may also purchase shares by sending a check made payable to “Independence Fund,” “Great America Fund,” or “Epic Voyage Fund” (depending upon which Fund’s shares you want to buy) together with a completed account application in the case of an initial investment, to:

Regular Mail

Motley Fool Funds
P.O. Box 9780
Providence, RI 02940-9780

Express/Overnight Mail

Motley Fool Funds
4400 Computer Dr.

Westborough, MA 01581-1722

Subsequent investments made by check should be accompanied with the investment form (which will be enclosed with the confirmations and statements sent by the Funds and is also available on the Funds’ website, www.foolfunds.com, or from the Transfer Agent).

The Funds do not accept payment in cash or money orders. The Funds also do not accept third-party checks, Treasury checks, cashier’s checks, official checks, teller’s checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks, post-dated online bill-pay checks, or any conditional order or payment. In addition, undated checks, unsigned checks, and checks dated six months or more before their receipt by the Transfer Agent will be rejected. Checks for the purchase of shares must be made payable to the Funds and be drawn on a bank located within the U.S. and payable in U.S. dollars. Always write your Fund account number on the check.

Payments for redemptions of shares recently purchased by check (but not the date as of which the redemption price is determined) may be delayed to assure that the purchase check clears, which may take up to eight days from when your check is received. In such cases, redemption proceeds will be sent when purchase checks clear. This delay can be avoided if shares are purchased by wire and does not apply if there are sufficient other shares in your account to satisfy the requested redemption. The Transfer Agent will charge you a $25 fee for any returned check. Payments for redemptions of shares recently purchased by means of an ACH transfer may also be delayed. See “HOW TO REDEEM SHARES.”

Purchase by Wire

You may purchase shares for initial investment or for subsequent investments by wiring federal funds. Please call the Transfer Agent at 1-888-863-8803 for wire transfer instructions.

For Initial Investment by Wire

If you are making your first investment in the Funds, before you wire funds, the Transfer Agent must have received your completed account application. You can mail or overnight-deliver your account application to the Transfer Agent. Upon receipt of your account application, the Transfer Agent will establish an account for you. The wire from your bank must include the name of the Fund and your name and account number so that your wire can be correctly applied.

Please be sure to submit a completed account application with an initial purchase order. An account application must be on file with the Transfer Agent to purchase shares.

For Subsequent Investments by Wire

Before sending your wire, please call the Transfer Agent at 1-888-863-8803 to ensure prompt and accurate credit upon receipt of your wire.

Wired funds must be received before the close of the NYSE, normally 4:00 p.m. Eastern time, to be eligible for same-day pricing. The Funds and their agents are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or for incomplete wire instructions or errors in those instructions.

Purchase Through an Authorized Securities Dealer or Mutual Fund Marketplace

You may purchase shares of each Fund through any securities dealer or mutual fund marketplace that has been authorized by the Funds to make shares available. Authorized securities dealers may be authorized by the Funds to designate other intermediaries to receive purchase and redemption orders. An order to purchase shares are deemed received by the Funds when the authorized securities dealer (or, if applicable, its authorized designee) receives the order in such form as meets requirements established by the particular securities dealer or mutual fund marketplace, and shares will be issued at the NAV per share next determined after receipt of your order. See “NET ASSET VALUE.”

Your securities dealer, a mutual fund marketplace, or another financial organization may establish policies that differ from those of the Funds. For example, the organization may impose higher minimum investment requirements than are imposed by the Funds or may charge you a transaction fee or other fees, which may not be imposed by the Funds, in connection with purchases and redemptions of Fund shares.

Canceled or Failed Payments

Each Fund accepts checks and ACH transfers for the purchase of shares at full value, subject to collection. If you pay for shares with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any resulting losses or expenses incurred by the Funds or the Transfer Agent, and the Funds may redeem shares you own in the account to effect reimbursement. The Funds and their agents have the right to reject or cancel any purchase order because of nonpayment.

Market Timing and Abusive-Trading Activity Policy

Each Fund is intended to serve as an investment vehicle for long-term investors. Frequent trading or market timing, which the Trust generally defines as redeeming Fund shares within 90 days of their purchase, can disrupt the

Funds’ investment program and create additional transaction costs that all shareholders bear. Therefore, the Trust believes that it is not in its shareholders’ interests to accommodate market timing, and it has adopted policies and procedures designed to deter this practice. The Board has approved the imposition of a 2.00% redemption fee on Fund shares that are redeemed within 90 days of purchasing such shares, with certain exceptions.(42) See “HOW TO REDEEM SHARES.”

In addition, the Trust may reject any purchase order that it regards as disruptive to efficient portfolio management. The Trust relies primarily on the imposition of a redemption fee to deter market timers. Although imposition of this fee is intended to discourage abusive trading practices in shares of each Fund, there can be no assurance that such activity will not occur. Investors whom the Funds identify as engaging in abusive trading practices will be notified of the Trust’s adverse view of market timing, and the Trust may terminate these relationships. In making such judgments, the Trust seeks to act in a manner it believes to be consistent with shareholders’ best interests. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.

It is important to recognize that, because of the complexity involved in identifying abusive trading activity and the volume of shareholder transactions, there can be no assurance that the Trust’s efforts will identify all trades or trading practices that may be considered abusive. The Trust has entered into agreements with financial intermediaries obligating them to provide, upon request, information regarding their customers and their customers’ transactions in shares of the Funds. The Trust relies on financial intermediaries (other than the Transfer Agent) and information provided by financial intermediaries to monitor trades of shareholders whose shares are held in group or omnibus accounts by the financial intermediaries. The Trust will generally rely on the financial intermediaries to impose a redemption fee where applicable and to prohibit or bring to the attention of the Trust transactions that may be abusive. The Trust reserves the right to reject any order placed from an omnibus account, and if it deems it appropriate because of a financial intermediary’s failure to comply with its responsibilities, the Trust may terminate the right of the financial intermediary to maintain an omnibus account.

HOW TO REDEEM SHARES

You may redeem shares of each Fund at any time. As described below, redemption requests may be made by mail or telephone through the Transfer Agent or may be made through an authorized financial intermediary or mutual fund marketplace. Your shares will be redeemed at their current NAV per share next computed after receipt of your redemption request in accordance with the procedures described in this prospectus. See “NET ASSET VALUE.” The value of the shares redeemed may be more or less than their original cost, depending on changes in the Funds’ NAV per share.

A redemption fee of 2.00% of the then-current value of the shares redeemed is imposed on redemptions of shares made within 90 days of purchase (i.e., the redemption is effective on or before the 90th day following the date of purchase), subject to certain exceptions. The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading of Fund shares. The fee does not apply to (i) accounts such as asset allocation programs that offer automatic rebalancing, wrap fee accounts, or similar types of accounts or programs, at the discretion of the Funds, (ii) the redemption of shares that were purchased by reinvesting dividends or other Fund distributions, (iii) redemptions for which the shareholder or the shareholder’s agent notifies the Transfer Agent that the redemption is being made to make required distributions from an Individual Retirement Account (an “IRA”) (or other tax-deferred retirement account), or (iv) redemptions following the death or disability of a shareholder. For purposes of determining whether the redemption fee applies, shares held for the longest time will be deemed to have been redeemed first.(43) The Funds may modify their redemption fee policy and waivers at any time.

(42)                          We’ve said that short-term trading is not only often unwise but also hurts the Funds’ investors who aren’t doing it. The redemption fee should discourage excessive short-term trading and help investors who are innocent bystanders.

(43)                          A word to the Foolishly wise: We believe that redemption fees are good news for long-term shareholders. They offset the transaction-cost impact of short-term investors. What’s more, redemption fees flow back to the Funds themselves, not to the coffers of the Adviser.

The sale of each Fund’s shares for the purpose of purchasing shares of another series of the Trust is considered a redemption, and the short-term trading fee of 2.00% applies to a redemption of shares made within 90 days of purchase. Additionally, the 90-calendar day holding period begins again immediately following an exchange.

If your account balance after a redemption is less than $10,000, your account may be subject to a small-balance account fee. See “HOW TO BUY SHARES — Small-Balance Account Fee.”

The Funds normally make payment for all shares redeemed as soon as practicable, generally within two business days but no later than seven days after receipt by the Transfer Agent of a redemption request in proper form. If you purchase shares by check or ACH and submit shortly thereafter a redemption request, the redemption proceeds will not be transmitted to you until your purchase check or ACH transfer has cleared. This process may take up to eight days. Shareholders who redeem shares held in an IRA must indicate on their redemption request whether federal income taxes or any applicable state taxes should be withheld. If not, this type of redemption can be subject to federal income tax withholding and, possibly, state taxes. The Funds may suspend the right of redemption or postpone payment of redemption proceeds under unusual circumstances, as permitted by the 1940 Act or by the SEC.

Shares of each Fund may be redeemed by using one of the procedures described below. For additional information regarding redemption procedures, you may go to the Funds’ website, www.foolfunds.com, or call 1-888-863-8803 or your securities dealer.

You may redeem shares by mailing a written request to:

Regular Mail

Motley Fool Funds
P.O. Box 9780
Providence, RI 02940-9780

Express/Overnight Mail

Motley Fool Funds
4400 Computer Dr.

Westborough, MA 01581-1722

The proceeds of a written redemption request are normally paid by check made payable to the shareholders. You may request that redemption proceeds of $1,000 or more be wired to your account at any member bank of the Federal Reserve System if you have previously designated that account as one to which redemption proceeds may be wired. See “Telephone Redemption Requests.” A $12 fee will be deducted from your account if payment is made by federal funds wire transfer. This fee is subject to change. Depending on how quickly you wish to receive payment, you can request that payment be made by ACH transfer, without charges, if you have established this redemption option.

Signature Guarantees

The Transfer Agent has adopted standards and procedures pursuant to which signature guarantees in proper form are generally accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor. A signature guarantee of each owner is required to redeem shares in the following situations:

•                  If ownership changes on your account.

•                  When redemption proceeds are sent to any person, address, or bank account not on record.

•                  When establishing or modifying certain services on an account.

•                  If the Transfer Agent received a change of address within the past 15 days.

•                  For all redemptions in excess of $50,000 from any shareholder account.

The Transfer Agent may also require a signature guarantee in other instances it deems appropriate.

If you have any questions about signature guarantees, please call 1-888-863-8803.

Telephone Redemption Requests

You may redeem shares by telephone request if you have elected to have this option. To arrange for telephone redemptions after an account has been opened, or to change the bank account or address designated to receive redemption proceeds, please call the Transfer Agent at 1-888-863-8803.  Requests to change the bank account or address designated to receive redemptive proceeds must be signed by each account owner and may require a signature guarantee. You may place a telephone redemption request of up to $50,000 by calling 1-888-863-8803. You may choose to have the redemption paid by check sent to your address of record, or by federal funds wire transfer (minimum amount of $1,000) or electronic ACH funds transfer to your pre-designated bank account. A $12 fee will be deducted from your account if payment is made by federal funds wire transfer. This fee is subject to change. There is no charge for proceeds sent by ACH transfer; however, you may not receive credit for transferred funds for two to three days.

During times of extreme economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption. In such an event, you should consider using a written redemption request sent by overnight service to:

Motley Fool Funds
4400 Computer Dr.

Westborough, MA 01581-1722

Using this procedure may result in having your redemption request processed at a later time than it would have been if the telephone redemption procedure had been used. During the delay, the Funds’ NAV per share may fluctuate.

By selecting the telephone redemption option, you authorize the Transfer Agent to act on telephone instructions reasonably believed to be genuine. The Transfer Agent employs reasonable procedures, such as requiring a form of personal identification, to confirm that telephone redemption instructions are genuine. Neither the Funds nor the Transfer Agent will be liable for any losses resulting from unauthorized or fraudulent instructions if these procedures are followed. The Funds reserve the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the number of requests within a specified period. Once a telephone transaction has been placed, it cannot be canceled or modified.

Redemptions Through an Authorized Securities Dealer or Mutual Fund Marketplace

If you hold shares through a securities dealer or mutual fund marketplace, you may place your redemption request through that organization. Shares will be redeemed at the NAV per share next computed after your request is received.

Please keep in mind that an authorized securities dealer (or its designee) may charge you a transaction fee or other fees for processing a redemption of Fund shares.

Redemptions Using the Internet

If you have elected to have the ability to purchase shares using the Internet, you may redeem shares in the same manner, except that this redemption option is not available for retirement plan accounts. If you choose not to have the ability to redeem shares by telephone, you will also be unable to redeem shares using the Internet. Although the systems used by the Transfer Agent include appropriate security measures intended to prevent unauthorized transactions, as with any transactions you effect on the Internet, there are various risks associated with the use of the Internet to redeem shares of each Fund, including the risk that your instructions may be lost, delayed, or inaccurately transmitted and the risk that your personal information may be intercepted and improperly used by an unauthorized third party.

Redemption of Small Accounts

To reduce Fund expenses, the Funds reserve the right to redeem at their option, upon not less than 30 days written notice, the Investor Shares account of any shareholder that has a value of less than $500 in a Fund as a result of one or more redemptions, if the shareholder does not purchase additional shares to increase the account value to at least $500 in the Fund during the notice period.

HOW TO EXCHANGE SHARES

An exchange occurs when a shareholder redeems shares from one series or fund in the Trust and uses the proceeds to purchase shares of another fund in the Trust. Minimum investment requirements apply to exchanges. If you have held the shares you are exchanging for 90 days or less, you may be charged a redemption fee. In addition, the 90-day holding period begins again immediately following an exchange.  See “HOW TO REDEEM SHARES” for further details. To receive that day’s NAV, any request must be received in good order by the close of regular trading on the NYSE that day (generally 4:00 PM Eastern Time). You will receive a written confirmation for any exchange transactions.

There is currently no limit on the number of exchanges that you can make, however, the exchange privilege may be modified or terminated at any time in the future. The Funds may suspend or terminate your exchange privilege at any time for any reason, including if it believes, in its sole discretion, that you are engaging in market timing activities. See “MARKET TIMING AND ABUSIVE-TRADING ACTIVITY POLICY” section for more details.

The Funds, at their discretion, may suspend the exchange privilege at any time. The Funds may reject for any reason, or cancel as permitted or required by law, any purchase or exchange at any time. Additionally, if any transaction is deemed to have the potential to adversely impact the Funds, the Funds reserve the right to, among other things, reject any exchange request or limit the amount of any exchange.

Unless you are a tax-exempt investor or investing through a tax-deferred retirement plan or other tax-advantaged arrangement, an exchange is generally a taxable event, and you may realize a gain or a loss for U.S. federal income tax purposes. Please consult your tax adviser or other financial professional before making an exchange request.

If your account balance after an exchange is less than $10,000, your account may be subject to a small-balance account fee. See “HOW TO BUY SHARES — Small-Balance Account Fee.”

Exchange by Internet

You may exchange shares by visiting the Funds’ website, www.foolfunds.com, and then accessing your online account. For more information on this service, please go to www.foolfunds.com or call 1-888-863-8803. Shares will be issued at the NAV per share next computed after your order is received. As with any transactions you effect on the Internet, there are various risks, including the risk that your instructions may be lost, delayed, or inaccurately transmitted, and the risk that your personal information may be intercepted and improperly used by an unauthorized third party.

Exchange by Telephone or Mail

You may also exchange shares by calling the Transfer Agent at 1-888-863-8803 or by sending a written request to:

Regular Mail

Motley Fool Funds

P.O. Box 9780

Providence, RI 02940-9780

Express/Overnight Mail

Motley Fool Funds

4400 Computer Dr.

Westborough, MA 01581-1722

Exchanges Through an Authorized Securities Dealer or Mutual Fund Marketplace

If you hold shares through a securities dealer or mutual fund marketplace, you may place your exchange request through that organization. Shares will be redeemed at the NAV per share next computed after your request in good order is received. Please keep in mind that an authorized securities dealer (or its designee) may charge you a transaction fee or other fees for processing an exchange of Fund shares.

SHARE CLASS CONVERSION

Each Fund offers Investor Shares and Institutional Shares. If a shareholder no longer meets the eligibility requirements for the share class currently held, a Fund may convert the shareholder’s holdings into the share class for which the shareholder is eligible. Therefore, if a shareholder’s Institutional Shares account balance in a Fund falls below the minimum initial investment amount for Institutional Shares, the Fund may convert those shares to Investor Shares.  Conversely, if a shareholder’s Investor Shares account balance in a Fund satisfies the minimum initial investment amount for Institutional Shares, the Fund may convert those shares to Institutional Shares, or the shareholder may request conversion of those shares to Institutional Shares, if the shares are held directly with the Fund or if the shareholder’s brokerage permits the conversion to Institutional Shares. Any conversion will occur at the respective NAV of the share class and a shareholder will receive notice of the conversion. For questions regarding conversion, shareholders may either contact the Funds’ transfer agent or the brokerage through which you hold your account.

DIVIDENDS, DISTRIBUTIONS,
AND TAXES(44)

Dividends and Distributions

Each Fund pays dividends from its net investment income and distributes any net capital gains that it realizes. Dividends and capital gains distributions are generally paid once a year. All dividends and other distributions will be reinvested in Fund shares unless a shareholder chooses to either (1) receive dividends in cash, while reinvesting capital gains distributions in additional Fund shares; or (2) receive all distributions in cash. Additionally, each Fund reports details of distribution related transactions on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

(44)                          When a Fund pays a dividend or other distribution, its net asset value (NAV) per share will decline by the per-share amount of the distribution. Apart from the tax impact discussed below, investors are no poorer for this “distribution drop.” In addition, as this section explains, investors may elect to reinvest their dividend and distribution payments. Doing so would allow them to acquire additional shares at the post-distribution NAV per share. They may also choose to receive a check in the amount of their portion of the dividend or distribution.

Taxes

Each Fund’s dividends and capital gains distributions are taxable under the same rules whether the dividends and distributions are received in cash or reinvested in additional shares. Distributions of net capital gain (the excess of a Fund’s net long-term capital gains over its net short-term capital losses) are taxable as long-term capital gains, regardless of how long you have held Fund shares. Distributions reported as qualified dividend income are generally taxable to individuals at reduced rates.  In general, other dividends (including distributions of short-term capital gains) are taxable as ordinary income.  Some dividends paid in January may be taxable as if they had been paid the previous December.

In general, dividends may be reported by a Fund as qualified dividend income if they are attributable to qualified dividend income received by the Fund, which, in general, includes dividend income from taxable U.S. corporations and certain foreign corporations (i.e., certain foreign corporations incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., and certain other foreign corporations if the stock with respect to which the dividend is paid is readily tradable on an established securities market in the U.S.), provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. A dividend generally will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held by a Fund for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or, in the case of certain preferred stock, for fewer than 91 days during the 181-day period beginning 90 days before such date. These holding period requirements will also apply to your ownership of a Fund’s shares.

You may want to avoid buying shares of a Fund when the Fund is about to declare a dividend because the dividend will be taxable to you even though it may economically represent a return of a portion of your investment.

A sale or redemption of Fund shares will generally be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund will be treated as a sale. Any capital gain or loss realized upon a sale, redemption or exchange of Fund shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale, redemption or exchange of Fund shares held for one year or less is generally treated as short-term capital gain or loss, except that any capital loss on the sale of Fund shares held by a shareholder for six months or less is treated as long-term capital loss to the extent of any distributions (or deemed distributions) of net capital gain received by the shareholder with respect to such Fund shares.

A Fund’s investments in foreign securities may be subject to certain foreign taxes, which may reduce the return on the Fund’s investments.  If a Fund meets certain requirements with respect to its holdings, it may elect to “pass through” to shareholders credits or deductions for certain foreign taxes that it pays, in which case each shareholder of that Fund will be required to include a portion of such taxes in gross income, but may be eligible to claim a credit or deduction for that portion of the taxes, subject to generally applicable limitations on such deductions and credits.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

U.S. individuals with income exceeding certain thresholds are subject to a 3.8% Medicare contribution tax on their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale or exchange of shares of a Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Unless your investment is held through a tax-advantaged account, each year you will be sent information regarding the tax status of any dividends and other distributions you receive from the Funds. If you hold Fund shares through a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your tax-advantaged account. You should consult your tax advisor regarding the rules governing your particular tax-advantaged account.

Federal law requires the Funds to withhold taxes on distributions and redemption proceeds paid to shareholders who fail to provide a Social Security number or taxpayer identification number or fail to provide certain required certifications. Although the Funds do not market to foreign shareholders, foreign shareholders may choose to purchase shares of the Funds through U.S. or international brokerages. Foreign shareholders may be subject to special withholding requirements.

The above discussion provides very general information only, and tax laws are subject to change. You should always consult your tax professional about federal, state and local tax consequences associated with your investment in the Funds.

MISCELLANEOUS INFORMATION

Retirement Accounts(45)

The Funds maintain arrangements for investors to establish IRAs (including Roth IRAs) and other tax-deferred retirement accounts through which shares of the Funds may be purchased. Fund shares may also be an appropriate investment for other types of retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. For more information on IRAs and other retirement accounts that are available, go to the Funds’ website, www.foolfunds.com, or call 1-888-863-8803. IRA investors may be subject to an annual maintenance fee charged by the Funds’ custodian.

Abandoned Accounts

The Transfer Agent will consider your account abandoned if correspondence to your address of record is returned as undeliverable and, after following applicable regulations, the Transfer Agent is unable to confirm a new address for your account.  Per applicable state law, the Transfer Agent may also consider your account abandoned if we are unable to demonstrate contact with you over a specified period of time.  If an account is deemed abandoned, the proceeds in the account may be subject to escheatment under applicable state laws, which vary from state to state.(46)

Undeliverable and Uncashed Checks

Uncashed checks may be subject to escheatment under applicable state laws, which vary from state to state. On an account with a cash dividend or capital gains distribution option which has been deemed abandoned due to correspondence to the address of record being returned as undeliverable, subsequent cash dividends or capital gains distributions cannot be delivered. On such an account, the Funds reserve the right to reinvest all dividend and capital gains distributions payable to the shareholder in shares of the Funds until an updated address and new dividend and capital gains distribution instructions are received.  Additionally, if a dividend or capital gains distribution check remains uncashed for six months, the Funds reserve the right to reinvest the amount of the check in the shareholder’s Fund account at the then-current NAV per share of the applicable Fund.

(45)                          Whether or not you invest in the Funds, it is never too soon to start thinking about retirement.

(46)                          We really don’t want to hold onto your money or make the decision about whether to reinvest your dividends back into the Funds without your knowing about it. So make sure you promptly deposit any checks you receive and always keep your address up to date with us and on all other financial accounts you have whenever you move.  Also, your mother may be looking for you — and it’s not cool to worry her like that.

Householding

To reduce Fund expenses, the Funds will mail only one copy of the Funds’ prospectus, each annual and semiannual report, and other shareholder communications to each address shared by two or more accounts. If you wish to receive an additional copy of these documents, please call 1-888-863-8803 or contact your financial institution. The Funds will begin sending you the additional copies 30 days after receiving your request.

GENERAL INFORMATION

Transfer Agent

BNY Mellon Investment Servicing (US) Inc. serves as the Funds’ transfer agent and dividend disbursing agent. Shareholders of the Funds may contact the Transfer Agent with any questions regarding their transactions in shares of the Funds and account balances.

Custodian

The Bank of New York Mellon serves as custodian for the Funds. In that capacity, it maintains custody of all securities and cash assets of the Funds. The custodian is authorized to hold the Funds’ investments in securities depositories and with sub-custodians approved by the Funds.

Underwriter

Foreside Funds Distributors LLC serves as the principal underwriter of the Funds pursuant to an Underwriting Agreement for the limited purpose of acting as statutory underwriter to facilitate the distribution of shares of the Funds.  The Underwriter is not affiliated with the Adviser, the Administrator, or their affiliates.

Payments to Financial Intermediaries

The Funds may pay fees to financial intermediaries, including securities dealers, that provide shareholder account-related services to their customers who own Fund shares. These financial intermediaries generally have omnibus accounts with the Transfer Agent and provide shareholder services or sub-transfer agent services to Fund shareholders who are their customers. It is anticipated that fees paid by the Funds to financial intermediaries for these services generally will not exceed the fees the Funds would have incurred if customers of the financial intermediaries maintained their accounts directly with the Funds. Service arrangements with financial intermediaries are subject to approval by the Board.

The Adviser may make payments to broker-dealers and other financial intermediaries for marketing, promotional, or other services relating to the Funds.  The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the intermediary, the level of assets or sales of shares, providing the Funds with “shelf space”, and providing access to an intermediary’s personnel.  Such payments would be paid from the Adviser’s own resources (not from the Funds) and may be in addition to any shareholder servicing payments.  In some circumstances, such payments may create an incentive for a financial intermediary to recommend or sell shares of a Fund instead of recommending shares offered by other investment companies.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Independence Fund’s Investor Shares financial performance for the past 5 years, or, if shorter, the period of the Fund’s operations.  The information reflects results for a single share of Independence Fund’s Investor Shares. Total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Independence Fund (assuming reinvestment of all dividends and distributions).  The financial information for the periods shown has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Independence Fund’s financial statements, is included in the Independence Fund’s annual report, which is available upon request.

(for a share outstanding throughout each period)

	Years ended October 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	21.00	19.24	$15.48	$14.15	$14.14
Income (Loss) From Investment Operations
Net Investment Income(1)	0.05	0.11	0.07	0.14	0.11
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.29)	1.87	3.79	1.29	0.15
Total From Investment Operations	(0.24)	1.98	3.86	1.43	0.26
Less Distributions
Net Investment Income	(0.11)	(0.04)	(0.11)	(0.10)	(0.15)
Net Realized Capital Gains	(0.33)	(0.18)	—	—	(0.11)
Total Distributions	(0.44)	(0.22)	(0.11)	(0.10)	(0.26)
Redemption and Small-Balance Account Fees	— *	— *	0.01	— *	0.01
Net Asset Value, End of Year	$20.32	$21.00	$19.24	$15.48	$14.15
Total Return(2)(3)	(1.13)%	10.43%	25.14%	10.21%	1.91%
Net Assets, End of Year (thousands)	$393,611	$413,624	$354,081	$227,881	$198,232
Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets	1.15%	1.26%	1.36%	1.47%	1.43%
Ratio of Expenses to Average Net Assets (Before Waivers and Reimbursement of Expenses and/or Recapture of Previously Waived Fees)	1.13%	1.23%	1.37%	1.54%	1.58%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.23%	0.55%	0.44%	0.93%	0.76%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers and Reimbursement of Expenses and/or Recapture of Previously Waived Fees)	0.25%	0.59%	0.43%	0.86%	0.61%
Portfolio Turnover	21%	24%	22%	37%	37%

*Amount represents less than $0.005 per share.

(1)                                 Per share data calculated using average shares outstanding method.

(2)                                 During the years ended October 31, 2013 and October 31, 2011, 0.06% and 0.07%, respectively, of the Fund’s total return was attributable to redemption and small-balance account fees received. Excluding this item, the total return would have been 25.08% and 1.84%, respectively. For the years ended October 31, 2015, October 31, 2014 and October 31, 2012, redemption and small-balance account fees received had no effect on the Fund’s total return.

(3)                                 Total return reflects the rate an investor would have earned on an investment in the Fund during the period.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Great America Fund’s Investor Shares financial performance for the past 5 years, or, if shorter, the period of the Fund’s operations.  The information reflects results for a single share of Great America Fund’s Investor Shares.  Total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Great America Fund (assuming reinvestment of all dividends and distributions).  The financial information for the periods shown has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Great America Fund’s financial statements, is included in the Great America Fund’s annual report, which is available upon request.

(for a share outstanding throughout each period)

	Years Ended October 31,
	2015	2014	2013	2012	2011 (1)(2)
Net Asset Value, Beginning of Period	$18.59	$17.25	$12.58	$11.04	$10.00
Income (Loss) From Investment Operations
Net Investment Income (Loss)(3)	0.03	0.07	— *	(0.06)	(0.05)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.14	1.51	4.69	1.60	1.09
Total From Investment Operations	0.17	1.58	4.69	1.54	1.04
Less Distributions
Net Investment Income	(0.04)	(0.03)	(0.03)	— *	(0.01)
Net Realized Capital Gains	—	(0.22)	—	—	—
Total Distributions	(0.04)	(0.25)	(0.03)	— *	(0.01)
Redemption and Small-Balance Account Fees	— *	0.01	0.01	— *	0.01
Net Asset Value, End of Year	$18.72	$18.59	$17.25	$12.58	$11.04
Total Return(4)(5)	0.91%	9.35%	37.44%	13.96%	10.54%
Net Assets, End of Year (thousands)	$238,482	$231,600	$162,336	$67,337	$55,691
Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets	1.15%	1.27%	1.38%	1.37%	1.35%
Ratio of Expenses to Average Net Assets (Before Waivers and Reimbursement of Expenses and/or Recapture of Previously Waived Fees)	1.16%	1.30%	1.54%	1.74%	2.16%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.17%	0.38%	0.03%	(0.51)%	(0.48)%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers and Reimbursement of Expenses and/or Recapture of Previously Waived Fees)	0.17%	0.36%	(0.13)%	(0.88)%	(1.29)%
Portfolio Turnover	30%	18%	24%	30%	18%

*Amount represents less than $0.005 per share.

(1)                                 Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

(2)                                 Inception date of the Great America Fund was November 1, 2010. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

(3)                                 Per share data calculated using average shares outstanding method.

(4)                                 During the years ended October 31, 2014, October 31, 2013 and the period ended October 31, 2011, 0.06%, 0.08% and 0.10%, respectively, of the Fund’s total return was attributable to redemption and small-balance account fees received. Excluding this item, the total return would have been 9.29%, 37.36% and 10.44%, respectively. For the years ended October 31, 2015 and October 31, 2012, redemption and small-balance account fees received had no effect on the Fund’s total return.

(5)                                 Total return reflects the rate an investor would have earned on an investment in the Fund during the period.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Epic Voyage Fund’s Investor Shares financial performance for the past 5 years, or, if shorter, the period of the Fund’s operations. The information reflects results for a single share of Epic Voyage Fund’s Investor Shares.  Total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Epic Voyage Fund (assuming reinvestment of all dividends and distributions).  The financial information for the periods shown has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Epic Voyage Fund’s financial statements, is included in the Epic Voyage Fund’s annual report, which is available upon request.

(for a share outstanding throughout each period)

	Years Ended October 31,
	2015	2014	2013	2012(1)(2)
Net Asset Value, Beginning of Period	$12.61	$12.66	$10.94	$10.00
Income (Loss) From Investment Operations
Net Investment Income (Loss)(3)	0.09	0.16	0.13	0.18
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.63)	(0.12)	1.73	0.77
Total From Investment Operations	(1.54)	0.04	1.86	0.95
Less Distributions
Net Investment Income	(0.19)	(0.08)	(0.15)	(0.01)
Net Realized Capital Gains	—	(0.02)	—	—
Total Distributions	(0.19)	(0.10)	(0.15)	(0.01)
Redemption and Small-Balance Account Fees	— *	0.01	0.01	— *
Net Asset Value, End of Period	$10.88	$12.61	$12.66	$10.94
Total Return(4)(5)	(12.33)%	0.47%	17.32%	9.52%
Net Assets, End of Period (thousands)	$31,160	$47,566	$40,119	$19,272
Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets	1.13%	1.24%	1.35%	1.35%
Ratio of Expenses to Average Net Assets (Before Waivers and Reimbursement of Expenses and/or Recapture of Previously Waived Fees)	1.84%	1.88%	2.60%	4.13%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.80%	1.29%	1.15%	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers and Reimbursement of Expenses and/or Recapture of Previously Waived Fees)	0.09%	0.66%	(0.10)%	(1.03)%
Portfolio Turnover	20%	25%	26%	17%

*Amount represents less than $0.005 per share.

(1)                                 Inception date of the Epic Voyage Fund was November 1, 2011. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

(2)                                 Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

(3)                                 Per share data calculated using average shares outstanding method.

(4)                                 During the years ended October 31, 2014 and October 31, 2013, 0.08% and 0.09%, respectively of the Fund’s total return was attributable to redemption and small-balance account fees received. Excluding this item, the total return would have been 0.39% and 17.23%, respectively. For the year ended October 31, 2015 and the period ended October 31, 2012, redemption and small-balance account fees received had no effect on the Fund’s total return.

(5)                                 Total return reflects the rate an investor would have earned on an investment in the Fund during the period.

INVESTMENT ADVISER

Motley Fool Asset Management, LLC
2000 Duke Street
Suite 175
Alexandria, VA 22314

ADMINISTRATOR AND
TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9780
Providence, RI 02940-9780

CUSTODIAN

The Bank of New York Mellon
One Wall Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

UNDERWRITER

Foreside Funds Distributors LLC
899 Cassatt Road, 400 Berwyn Park, Suite 110

Berwyn, PA 19312

www.foreside.com

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC  20004

FOR MORE INFORMATION

For more information about the Funds, the following documents are available free upon request:

Annual/Semiannual Reports

Additional information about the Independence Fund’s, Great America Fund’s and Epic Voyage Fund’s investments is available in the Funds’ annual and semiannual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their most recently completed fiscal year.

Statement of Additional Information

The SAI provides more details about the Funds and their policies. The current SAI is on file with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

TO OBTAIN INFORMATION

The SAI is available, without charge, upon request along with the semiannual and annual reports (when available). To obtain a free copy of the SAI, semiannual or annual reports or if you have questions about the Funds:

By Internet

Go to www.foolfunds.com.

By Telephone

Call 1-888-863-8803 or your securities dealer.

By Mail

Write to:

Motley Fool Funds
P.O. Box 9780
Providence, RI 02940-9780

From the SEC

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by sending an electronic request to publicinfo@sec.gov or writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number 811-22264

Motley Fool Independence Fund

Investor Shares

Ticker: FOOLX

Institutional Shares

Ticker: FOIIX

Motley Fool Great America Fund

Investor Shares

Ticker: TMFGX

Institutional Shares

Ticker: FOGIX

Motley Fool Epic Voyage Fund

Investor Shares

Ticker: TMFEX

Institutional Shares

Ticker: FOEIX

Each a series of The Motley Fool Funds Trust

2000 Duke Street, Suite 175
Alexandria, VA 22314

Statement of

Additional Information

 Dated February 29, 2016

Motley Fool Independence Fund (“Independence Fund”), Motley Fool Great America Fund (“Great America Fund”) and Motley Fool Epic Voyage Fund (“Epic Voyage Fund”) (each a “Fund” and together the “Funds”) are diversified series of The Motley Fool Funds Trust (the “Trust”), an open-end management investment company (or mutual fund) organized on November 7, 2008, as a statutory trust under the laws of the State of Delaware. The investment objective of each Fund is to achieve long-term capital appreciation. The Independence Fund pursues its objective by investing primarily in common stocks of U.S. companies and of companies that are organized under the laws of other countries around the world. The Great America Fund pursues its objective by investing primarily in common stocks of companies that are organized in the United States and that are engaged in a broad range of industries. The Epic Voyage Fund pursues its objective by investing primarily in common stocks of companies located or organized outside the United States or whose primary business is carried on outside the United States.

Motley Fool Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Funds.

Shares of each Fund are distributed on a continuous basis at their current net asset value (“NAV”) per share, without imposition of any front-end or contingent deferred sales charge, by Foreside Funds Distributors LLC (“Foreside” or the “Underwriter”) and by selected securities dealers.

Information about each Fund is set forth in the prospectuses dated February 29, 2016 (the “Prospectus”) and provides the basic information you should know before investing. To obtain a copy of the Prospectus, please write to Motley Fool Funds, P.O. Box 9780, Providence, RI 02940-9780, or call 888-863-8803. This Statement of Additional Information (“SAI”) is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus. It is incorporated by reference in its entirety into the Prospectus. This SAI is intended to provide you with additional information regarding the activities and operations of the Funds and the Trust, and it should be read in conjunction with the Prospectus.

Investment Policies and Practices	1
Investment Restrictions	9
Management of the Funds	11
Code of Ethics	16
Principal Holders	16
Investment Advisory Agreement	18
Portfolio Managers	19
Underwriter	23
How to Redeem Shares	24
Portfolio Holdings Information	25
Determination of Net Asset Value	26
Dividends, Distributions, and Taxes	27
Portfolio Transactions and Brokerage	33
Proxy Voting Procedures	35
General Information	36
Financial Statements	38
Appendix A	39

INVESTMENT POLICIES AND PRACTICES

The sections below describe, in greater detail than in the Prospectus, some of the different types of investments that may be made by the Funds as a part of their non-principal investment strategies, and the investment practices in which the Funds may engage. The principal investment strategies and associated risks of the Funds are described in the Prospectus.

Types of Equity Securities

In addition to common stock, the equity securities that the Funds may purchase include preferred and convertible preferred stocks, and securities having equity characteristics, such as rights, warrants, and convertible debt securities. Preferred stocks represent equity ownership interests in a corporation and participate in the corporation’s earnings through dividends that the corporation may declare. Unlike common stocks, preferred stocks are entitled to stated dividends payable from the corporation’s earnings, which in some cases may be “cumulative” if previous stated dividends have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have preferences on the distribution of assets in the event of the corporation’s liquidation. Preferred stocks may be “participating,” which means that they may be entitled to dividends in excess of the stated dividend, in certain cases. The rights of preferred stocks are generally subordinate to rights associated with a corporation’s debt securities.

Convertible Securities

The Funds may purchase convertible securities. These securities include convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the holder receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

Convertible securities have an “investment value,” which is the theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. The investment value changes are based on prevailing interest rates and other factors. They also have a “conversion value,” which is the worth in market value if the security were exchanged for the underlying equity security. Conversion value fluctuates directly with the price of the underlying security. If conversion value is substantially below investment value, the price of the convertible security is governed principally by its investment value. If the conversion value is near or above investment value, the price of the convertible security generally will rise above investment value and may represent a premium over conversion value because of the combination of the convertible security’s right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. A convertible security’s price, when price is influenced primarily by its conversion value, will generally yield less than a senior non-convertible security of comparable investment value. Convertible securities may be purchased at varying price levels above their investment values or conversion values. However, there is no assurance that any premium above investment value or conversion value will be recovered, because prices change, and, as a result, the ability to achieve capital appreciation through conversion may never occur.

Foreign Securities

The Independence Fund, the Epic Voyage Fund, and the Great America Fund may invest, in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts, Global Depositary Receipts and Non-Voting Depositary Receipts) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as are U.S. markets. Foreign securities also involve such risks as currency risks, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions,

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expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less developed countries.

The purchase of securities denominated in foreign currencies will subject the value of a Fund’s investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, the Funds may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The Funds will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that the Funds plan to purchase or to sell, but in certain limited cases, they may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Funds. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. The Funds will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of the Funds’ total assets. For hedging purposes, the Funds may also use options on foreign currencies, which expose the Funds to certain risks. See “DERIVATIVE INVESTMENTS — Options on Foreign Currency” and “INVESTMENT POLICIES AND PRACTICES — Forward Contracts.”

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Non-Voting Depositary Receipts (“NVDRs”) are listed securities through which investors receive the same financial benefits as those who invest directly in a company’s ordinary shares; however, unlike ordinary shareholders, NVDR holders cannot be involved in proxy voting if the company solicits votes from shareholders. Investments in NVDRs involve certain risks unique to foreign investments. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily have the same currency denomination as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as do other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Exchange-Traded Funds and Other Similar Instruments

The Funds may purchase shares of exchange-traded funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) (“ETFs”) and shares of similar investment vehicles that are not registered under the 1940 Act (together with the ETFs, “Traded Funds”). Typically, a Traded Fund holds a portfolio of common stocks designed to track the performance of a particular index or a “basket” of stocks of companies within a particular industry sector or group. Traded Funds sell and redeem their shares at NAV in large blocks (typically 50,000 shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day. The Funds do not invest in actively managed Traded Funds.

Investments in Traded Funds involve certain inherent risks generally associated with investments in a broadly based portfolio of stocks, including risks that the general level of stock prices may decline and thereby adversely affect the value of each unit of the Traded Fund. In addition, a Traded Fund may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the Traded Fund and the index with respect to the weighting of securities or number of stocks held.

Because Traded Funds bear various fees and expenses, a Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser will consider the expenses associated with an investment in determining whether to invest in a Traded Fund.

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Special Corporate Situation Investments

Each Fund may invest a portion of its total assets in securities of companies that may be involved in special corporate situations, the occurrence of which would favorably affect the values of the companies’ equity securities. Such situations could include, among other developments, a change in management or management policies; the acquisition of a significant equity position in the company by an investor or investor group; a merger, a reorganization, or the sale of a division; the spinoff of a subsidiary, division, or other substantial assets; or a third-party or issuer tender offer. The primary risk of this type of investing is that if the contemplated event does not occur or if a proposed transaction is abandoned, revised, or delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price the Funds paid.

In general, securities that are the subject of a special corporate situation sell at a premium to their market prices immediately following the announcement of the situation. However, the increased market price of these securities may nonetheless represent a discount from what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. These investments may be advantageous when the following occur: (1) the discount significantly overstates the risk of the contingencies involved; (2) the discount significantly undervalues the securities, assets, or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transactions; or (3) the discount fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the Adviser, which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror, as well as the dynamics of the business climate when the offer or proposal is in progress.

A Fund’s special corporate situation investments may tend to increase its portfolio turnover ratio and thereby increase brokerage commissions and other transaction expenses. However, the Adviser attempts to select investments of the type described that, in its view, also have a reasonable prospect of significant capital appreciation over the long term.

Types of Fixed-Income Securities

The Funds may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed-income securities purchased by the Funds may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by Standard & Poor’s® Ratings Services (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. A description of the ratings that the Adviser deems most relevant to the Funds is set forth in Appendix A to this SAI. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of the Funds. Subsequent to the purchase of a fixed-income security by a Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by the Funds would not require the Funds to sell the security.

Zero-Coupon Securities

Fixed-income securities purchased by the Funds may include zero-coupon securities. These securities do not pay any interest until maturity, and for this reason, zero-coupon securities of longer maturities may trade at a deep discount from their face or par values and may be subject to greater fluctuations in market value than would ordinary debt obligations of comparable maturity. Current federal tax law requires the holder of a zero-coupon security to accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment that year.

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Variable- and Floating-Rate Securities

Fixed-income securities purchased by the Funds may also include variable- and floating-rate securities. The interest rates payable on these securities are adjusted either at predesignated periodic intervals or whenever there is a change in an established market rate of interest. Other features may include a right whereby the Funds may demand prepayment of the principal amount before the stated maturity (a “demand feature”) and the right of an issuer to prepay the principal amount before maturity. One benefit of variable- and floating-rate securities is that because of interest rate adjustments on the obligation, changes in market value that would normally result from fluctuations in prevailing interest rates are reduced. One benefit of a demand feature is enhanced liquidity.

Non-Investment-Grade Debt Securities

As discussed in the Prospectus, the Funds may invest in both investment-grade and non-investment-grade debt securities (including high-yield bonds). Non-investment-grade debt securities (typically called “junk bonds”) are securities considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Companies that issue these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-grade securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities, because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

Because there is no established retail secondary market for many of these securities, the Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as is the secondary market for higher-grade securities. The lack of a liquid secondary market may have an adverse impact on market price and yield, as well as on the Funds’ ability to dispose of particular issues when necessary to meet the Funds’ liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing the Funds’ portfolio and calculating its NAV. Adverse publicity and investor perceptions may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation, because of a lack of reliable, objective data.

These securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

The Funds may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Funds have no arrangement with any person concerning the acquisition of such securities, and the Adviser will review the credit and other characteristics pertinent to such new issues.

Securities of Other Investment Companies

Each Fund may invest in securities of other investment companies, including ETF shares and shares of money market funds. A Fund’s investment in these securities (other than shares of money market funds and of certain ETFs) may be subject to certain limitations imposed by the 1940 Act — generally, a prohibition on acquiring more than 3 percent of the outstanding voting stock of another investment company. Investment companies such as ETFs and money market funds pay investment advisory and other fees and incur various expenses in connection with their operations. When the Funds invest in another investment company, shareholders of the Funds will indirectly bear these fees and expenses, which will be in addition to the fees and expenses of the Funds.

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Real Estate Investment Trusts

Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, and mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent on management skills, may not be diversified geographically or by property type, and are subject to heavy cash flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity-level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code that could affect their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, and as a result, the value of such investments will fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for the Funds, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent.

Master Limited Partnerships

Master limited partnerships (“MLPs”) are publicly traded companies organized as limited partnerships or limited liability companies and treated as partnerships for U.S. federal tax purposes. MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded stock. MLP income is generally not subject to entity-level tax. Instead, an MLP’s income, gain, loss, deductions, and other tax items pass through to common unitholders. If tax were to be required to be paid by the MLP at the entity level, the value of the MLP interests held by the Funds would be expected to decrease.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“MQD”). Common and general partner interests also accrue arrearages in distributions to the extent that the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD. However, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner that causes distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier at which it receives 50% of every incremental dollar paid to common and subordinated unitholders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures, and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

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Derivative Investments

As part of their non-principal investment strategies, the Funds may use certain derivative instruments in connection with their investment activities. Described below are the types of derivatives in which the Funds may invest, as well as information regarding the risks associated with Funds’ use of derivatives.

Derivatives, Generally

The Funds may invest in derivatives for a variety of reasons, including to gain access to certain securities, to provide a substitute for purchasing or selling particular securities, to hedge currency risk, or to seek capital appreciation. Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the Funds’ portfolio as a whole. Derivatives may permit the Funds to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed, in much the same way as the Funds can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities or currencies. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Funds’ performance.

Derivatives may be purchased on established exchanges or over the counter (“OTC”) through privately negotiated transactions. Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., variation margin requirements) operated by the clearing agency in order to reduce settlement risks. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees OTC derivatives. Therefore, each party to an OTC derivative bears the risk that the counterparty will default. Accordingly, the Adviser will consider the creditworthiness of counterparties to OTC derivatives in the same manner as it would review the credit quality of a security to be purchased by the Funds. OTC derivatives are less liquid than exchange-traded derivatives, since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it. Variable-rate and floating-rate securities may also be considered a type of derivative.

To the extent a Fund invests in derivatives subject to regulation by the Commodity Futures Trading Commission (“CFTC”), it will do so in accordance with Regulation 4.5 under the Commodity Exchange Act (“CEA”).  The Trust, on behalf of the Funds, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the CEA, and the regulations of the CFTC promulgated thereunder, with respect to the Funds’ operation.  The Trust is not subject to registration or regulation as a CPO.  However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion and may subject advisers to mutual funds to regulation by the CFTC.  Although the Trust has concluded that the Funds should be able to operate within the exclusion from CFTC regulation, there is no certainty that the Funds or the Trust will be able to continue to rely on an exclusion from CFTC regulation in the future.  The Funds may determine not to use investment strategies that trigger CFTC regulation or may determine to operate subject to CFTC regulation, if applicable.  If a Fund operates subject to CFTC regulation, it may incur additional expenses.

Forward Foreign Currency Contracts

The Independence Fund and Epic Voyage Fund are authorized to enter into forward foreign currency contracts. These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. A forward contract generally has no deposit requirement, and such transactions do not involve commissions. By entering into a forward contract for the purchase or sale of the amount of foreign currency invested in an equity or fixed-income security of a foreign issuer (a “foreign security”), the Funds can hedge against possible variations in the value of the dollar versus the subject currency either between the date the foreign security is purchased or sold and the date on which payment is made or received (“transaction hedging”), or during the time the Funds hold the foreign security (“position hedging”). Hedging against a decline in the value of a currency through the use of forward contracts does not eliminate fluctuations in the prices of securities or prevent losses if the prices of securities decline. Hedging transactions precludes the opportunity for gain if the value of the hedged currency

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should rise. The Funds will not speculate in forward currency contracts. If the Funds enter into a position-hedging transaction, which is the sale of forward non-U.S. currency with respect to a security held by it and denominated in such foreign currency, the Trust’s custodian will place cash or liquid securities in a separate account in an amount equal to the value of the Funds’ total assets committed to the consummation of such forward contract. If the value of the securities placed in the account declines, additional cash or securities will be placed in the account so that the value of cash or securities in the account will equal the amount of the Funds’ commitments with respect to such contracts. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates.

Warrants and Rights

Each of the Funds may invest in warrants and rights. These securities are forms of derivative instruments that have equity-like characteristics. Warrants are instruments that give the Funds the right to purchase certain securities from an issuer at a specific price (the “strike price”) for a limited period of time. The strike price of warrants typically is much lower than is the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than are the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. In addition, the value of the warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised before the expiration date. These factors may make warrants more speculative than other types of investments. Rights are similar to warrants but normally have a short duration (usually two to four weeks) and are distributed directly by the issuer to its existing shareholders.

Total Return Swaps and Participatory Notes

The Independence Fund and Epic Voyage Fund may enter into total return swaps and participatory notes, which are very similar to swaps but specific to a particular foreign market. A swap is a contract under which two parties agree to make payments to each other based on specified interest rates or the value of an index or other instrument, applied to a stated or “notional” amount. The Funds may use total return swaps and participatory notes to increase their investment exposure to particular foreign securities markets and foreign securities. These instruments are subject to various types of risks, including market risk, liquidity risk, counterparty credit risk, legal risk, and operations risk. In addition, they can involve significant economic leverage and risks of loss.

Illiquid Securities

Each Fund may invest up to 15% of the value of its net assets in illiquid securities. Illiquid securities are securities that the Funds cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Funds carry the securities. These securities include restricted securities and repurchase agreements maturing in more than seven days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board, certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid securities involve the risk that the securities will not be able to be sold at the time the Adviser desires or at prices approximating the value at which the Funds are carrying the securities. If, as a result of changes in the values of securities held by the Funds, the value of holdings by the Funds of illiquid securities exceeds 15% of the value of the Funds’ net assets, the Adviser will take appropriate actions to reduce the Funds’ holdings of illiquid securities to 15% of the value of the Funds’ net assets as soon as reasonably practicable, in a manner consistent with prudent management and the interests of the Funds.

Temporary Investments

During periods of adverse market or economic conditions, the Funds may temporarily invest all or a substantial portion of their assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, the Funds would not be pursuing their stated investment objective with its usual investment strategies. The Funds may also hold these investments for liquidity

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purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed-income obligations (which generally have remaining maturities of one year or less) and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Funds may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. The Funds, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Funds. Repurchase Agreements involve certain risks not associated with direct investments in debt securities. See “INVESTMENT POLICIES AND PRACTICES — Repurchase Agreements.”

Diversification

As a “diversified” investment company, each Fund, with respect to 75% of its total assets, must limit its investment in the securities of any single issuer to not greater than 5% of the value of the Funds’ total assets and to not more than 10% of the outstanding voting securities of such issuer (except that these limitations do not apply to investments in U.S. Government Securities and securities of other investment companies). However, to limit the risks associated with highly concentrated holdings, it is each Fund’s current policy (which may be changed by the Board of Trustees of the Trust) (the “Board”) not to invest more than 5% of the value of its total assets in the securities of any one issuer. The Funds also intend to satisfy to the diversification requirements of the Code applicable to regulated investment companies. See “DIVIDENDS, DISTRIBUTIONS, AND TAXES.”

Portfolio Turnover

Although the Funds generally do not engage in short-term trading, portfolio securities may be sold without regard to the time they have been held when investment considerations warrant such action. It is expected that the Funds’ portfolio turnover rate will not exceed 100%. A higher portfolio turnover rate would result in higher brokerage costs to the Funds and could also result in the realization of larger amounts of capital gains, including short-term capital gains. Capital gains are generally taxable when distributed to shareholders, and distributions of short-term capital gains are generally taxable at ordinary income tax rates. See “DIVIDENDS, DISTRIBUTIONS, AND TAXES.”

Repurchase Agreements

Each Fund may enter into repurchase agreements involving the types of securities eligible for purchase by the Funds. However, there is no limitation on the maturity of the securities underlying the repurchase agreements. The Funds may use repurchase agreements in lieu of purchasing money market instruments.

Repurchase agreements, which may be viewed as a type of secured lending by the Funds, typically involve the acquisition by a Fund of U.S. Government Securities or other securities from a selling financial institution such as a bank, savings and loan association, or broker-dealer. The agreement provides that the Funds will sell back to the institution, and that the institution will repurchase, the underlying security (“collateral”) at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Funds will receive interest from the institution until the time the repurchase is to occur. Although such date is deemed to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed one year.

Repurchase agreements involve certain risks not associated with direct investments in debt securities. If the seller under a repurchase agreement becomes insolvent, a Fund’s right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement is accomplished, a Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. If the seller defaults, the value of such securities may decline before the Funds are able to dispose of them. If a Fund enters into a repurchase agreement that is subject to foreign law and the other party defaults, the Fund may not enjoy protections

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comparable to those provided to certain repurchase agreements under U.S. bankruptcy law and may suffer delays and losses in disposing of the collateral as a result.

The Funds have adopted procedures designed to minimize the risks of loss from repurchase agreement transactions. These procedures include a requirement that the Adviser effect repurchase transactions only with large, well-capitalized U.S. financial institutions that the Adviser approves as creditworthy based on periodic review under guidelines established and monitored by the Board. In addition, the value of the collateral underlying the repurchase agreement, which the Trust’s custodian will hold on behalf of the Funds, will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercise of a Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss.

Lending Portfolio Securities

Each Fund may lend its portfolio securities to brokers, dealers, and financial institutions in an amount not exceeding 33 1/3% of the value of the Funds’ total assets. These loans will be secured by collateral (consisting of cash, U.S. Government Securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. The Funds may, subject to certain notice requirements, at any time call the loan and obtain the return of the securities loaned. The Funds will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. The advantage of such loans is that a Fund continues to receive the income on the loaned securities while earning interest on the cash amounts deposited as collateral, which will be invested in short-term investments.

A loan may be terminated by the borrower on one business day’s notice, or by the Trust on two business days’ notice. If the borrower fails to deliver the loaned securities within four days after receipt of notice, the Trust may use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost exceeding the collateral. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral, should the borrower of the securities fail financially. In addition, securities lending involves a form of leverage, and a Fund may incur a loss if securities purchased with the collateral from securities loans decline in value or if the income earned does not cover the Funds’ transaction costs. However, loans of securities will be made only to companies the Board deems to be creditworthy (such creditworthiness will be monitored on an ongoing basis) and when the income that can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities. Any gain or loss in the market price during the loan period would inure to the Funds.

When voting or consent rights that accompany loaned securities pass to the borrower, the Trust will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the investment in such loaned securities. The Funds will pay reasonable finder’s, administrative, and custodial fees in connection with loans of securities. The Funds may lend foreign securities consistent with the foregoing requirements.

INVESTMENT RESTRICTIONS

Each Fund has adopted various restrictions on its investment activities. Certain of these restrictions, as well as each Fund’s investment objective, are fundamental policies and cannot be changed without approval by the holders of a majority, as defined by the 1940 Act, of the Fund’s outstanding voting shares. Such a majority means the affirmative vote of the holders of (1) 67% or more of the shares of a Fund present at a meeting of shareholders, if the holders of at least 50% of the outstanding shares of a Fund are present or represented by proxy; or (2) more than 50% of the outstanding shares of a Fund, whichever is less.

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Under its fundamental policies, each Fund may not:

1.              Invest more than 25% of the value of its total assets in the securities of issuers engaged in any single industry or group of industries, provided that this does not apply to U.S. Government Securities.

2.              With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except that these limitations do not apply to investments in U.S. Government Securities and securities of other investment companies.

3.              Purchase or sell commodities, except that each Fund may purchase and sell foreign currency, as well as options on foreign currency and financial futures contracts, and may enter into forward foreign currency contracts in connection with its investments in foreign securities, in accordance with such investment policies as the Board may adopt and subject to applicable regulatory limitations.

4.              Purchase or sell real estate or interests therein, or purchase oil, gas, or other mineral leases, rights or royalty contracts or development programs, except that the Fund may invest in the securities of issuers engaged in the foregoing activities and may invest in securities secured by real estate or interests therein.

5.              Issue senior securities as defined by the 1940 Act or borrow money, except that each Fund may borrow from banks for temporary extraordinary or emergency purposes (but not for investment) in an amount up to 10% of the value of its total assets (calculated at the time of the borrowing). Each Fund may not make additional investments while it has any borrowings outstanding. This restriction shall not be deemed to prohibit each Fund from purchasing or selling securities on a when-issued or delayed-delivery basis, or entering into reverse repurchase agreements, lending portfolio securities, selling securities short, purchasing or selling financial futures contracts, writing covered put and call options on securities, stock indices, and foreign currencies, or entering into swaps and other forms of derivative transactions, in each case in accordance with such investment policies as the Board may adopt and provided that the Fund segregates assets on the records of its custodian to cover these positions. (The foregoing transactions, other than borrowing money, are not considered to involve the issuance of senior securities provided that cash and liquid securities segregated by a Fund are maintained in an amount at least equal to the Fund’s obligations in connection with those transactions in accordance with applicable interpretations of the Securities and Exchange Commission and its staff.)

6.              Underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

7.              Make loans of money or securities, except that a Fund may lend money through the purchase of permitted investments, including repurchase agreements, and may lend its portfolio securities in an amount not exceeding 33 1/3% of the value of the Fund’s total assets.

Notwithstanding any restrictions relating to entering into reverse repurchase agreements, selling securities short, purchasing or selling financial futures contracts, or writing covered put and call options on securities, stock indices, and foreign currencies, the Funds do not engage in these types of activities.

Each Fund has adopted the following additional investment restrictions, which are not fundamental and which the Board may change. Under these restrictions, a Fund may not:

1.              Invest in the securities of a company for the purpose of exercising management or control; however, this limitation shall not be deemed to prohibit the Fund from exercising voting rights with respect to its portfolio securities.

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2.              Pledge, mortgage, hypothecate, or otherwise encumber its assets, except in an amount not to exceed 33 1/3% of the value of the Funds’ total assets to secure permitted borrowings and to implement collateral and similar arrangements incident to permitted investment practices.

3.              Purchase securities that are illiquid, including repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the value of a Fund’s net assets would be so invested.

4.              Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

and the Great America Fund may not:

5.              Make any change in its policy to invest 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of U.S. companies under normal market conditions unless it provides its shareholders with at least 60 days prior written notice.

Except with respect to borrowing, and as otherwise may be stated, all percentage limitations on the Funds’ investment practices set forth in this SAI and the Prospectus apply at the time of an investment or a transaction, and a subsequent change in percentage resulting from a change in value of the investment or the total value of the Funds’ assets will not constitute a violation of such restriction.

MANAGEMENT OF THE FUNDS

Board Responsibilities

The Board has the overall responsibility for monitoring the operations of the Trust and the Funds.  The officers of the Trust are responsible for managing the day-to-day operations of the Trust and the Funds.  The Board has approved contracts under which certain companies provide essential management services to the Trust.  The Board has the responsibility for supervising the services provided by those companies.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third-party service providers, such as the Adviser, Underwriter, Administrator and Transfer Agent.  The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers.  Risk management seeks to identify and address risks — that is, events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance, or reputation of the Funds.  The Funds and their service providers employ a variety of processes, procedures, and controls to identify those possible events or circumstances, to lessen the probability of their occurrence, and/or to mitigate the effects of such events or circumstances if they do occur.  Each service provider is responsible for one or more discrete aspects of the Trust’s business (for example, the Adviser is responsible for the day-to-day management of the Funds’ portfolio investments) and, consequently, for managing the risks associated with that business.  The Board and the Adviser have emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of each Fund, at which time certain of the Funds’ service providers present the Board with information concerning the investment objectives, strategies, and risks of the Funds as well as proposed investment limitations for the Funds.  Additionally, the Funds’ Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices, and compliance infrastructure.  Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Adviser and other service providers such as the Funds’ independent accountants make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management.  The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent, and quality of the services provided to the Funds by the Adviser and receives information about those services at its regular meetings.  In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Adviser, the Board meets

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with the Adviser to review such services.  Among other things, the Board regularly considers the Adviser’s adherence to the Funds’ investment restrictions and compliance with various policies and procedures of the Funds and with applicable securities regulations.  The Board also reviews information about the Funds’ investments, including, for example, portfolio holdings schedules and reports on the Adviser’s use of derivatives in managing the Funds, if any, as well as reports on the Funds’ investments in ETFs, if any.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues.  At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser.  The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities.  The Trust’s Valuation Committee reports to the Board concerning investments for which market quotations are not readily available, if any.  Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Funds’ financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds’ internal controls.  Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the Securities and Exchange Commission (“SEC”) are recorded, processed, summarized, and reported within the required time periods.  The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness.  Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information.  Most of the Funds’ investment management and business affairs are carried out by or through the Funds’ Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds’ and each other’s in the setting of priorities, the resources available, or the effectiveness of relevant controls.  As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members and Structure of the Board

There are four members of the Board of Trustees, three of whom are not “interested persons” of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”).  Kathleen A. O’Neil, an Independent Trustee, serves as Chair of the Board. The Board of Trustees has two standing committees. The Audit Committee is responsible for advising the Board with respect to accounting, auditing, and financial matters affecting the Trust.  The Audit Committee is chaired by an Independent Trustee and composed of all of the Independent Trustees.  The Audit Committee met four times during the fiscal year ended October 31, 2015. The Valuation Committee is responsible for monitoring the application of the Trust’s Valuation Procedures and making certain determinations in accordance with those procedures. The Valuation Committee is composed of all members of the Board. The Valuation Committee met once during the fiscal year ended October 31, 2015.

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The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust.  The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees constitute a majority (66%) of the Board, the fact that the chairpersons of the Board and of the Trust’s Audit Committee are Independent Trustees, the amount of assets under management in the Trust, and the number of Funds (and classes of shares) overseen by the Board.  The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

Set forth below are the names, ages, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer of the Trust.  The business address of each Trustee and officer is c/o Motley Fool Asset Management, LLC, 2000 Duke Street, Suite 175, Alexandria, VA 22314.

Independent Trustees

Name and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Kathleen A. O’Neil 63	Trustee	Indefinite/Since March 2009	President/CEO, Liberty Street Advisors (consultancy); Director, BMC Software, Guidance Software; Metlife Bank, N.A., John Carroll University (1999 to 2008).	3	None

Carl G. Verboncoeur 63	Trustee	Indefinite/Since July 2012	Self-employed consultant since 2009; Chief Executive Officer, Rydex Investments (2003-2009).	3	SPDR Series Trust (89) (Trustee); SPDR Index Shares Funds (53) (Trustee); SSgA Active ETF Trust (22) (Trustee); SSgA Master Trust (10) (Trustee).

Interested Trustee

Randal Coon(1) 49	Trustee	Indefinite/Since June 2015	Chief Commercial Officer of The Motley Fool, LLC, since 2004.	3	None

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Officers

Name and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Denise Coursey 43	President	One year/Since June 2015	Chief System Officer and Director of IT Project Management, The Motley Fool, Inc.	N/A	N/A

Greg Haygood 37	Treasurer	One year/Since March 2015	Controller & Treasurer, The Motley Fool Holdings, Inc. (and its predecessor, The Motley Fool, Inc.) (financial publishing).	N/A	N/A

Lawrence T. Greenberg 53	Vice President and Secretary	One year/Since March 2009

SVP and Chief Legal Officer, The Motley Fool Holdings, Inc. (and its predecessor, The Motley Fool, Inc.) (financial publishing). Adjunct professor, Washington College of Law, American University, 2006-present; George Mason University School of Law, 2014 — 2015. Director, The Motley Fool Australia Pty Ltd. (financial publishing) (2010-present); The Motley Fool Canada, ULC (2012-present); The Motley Fool Singapore Pte Ltd (2012-present); The Motley Fool Global, Ltd. (2013). Manager, Motley Fool Wealth Management, LLC (January 2013-present).

				N/A	N/A

Salvatore Faia 53	Chief Compliance Officer	One year/Since March 2009	President, Vigilant Compliance, LLC since 2004; and Director of EIP Growth and Income Fund since 2005.	N/A	N/A

(1) Mr. Coon is an “interested person” (as defined by the 1940 Act) of the Trust because he is employed by the parent company of the Adviser.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Trust’s shareholders.  The Trust has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes, and skills as described below.

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The Trust has concluded that Mr. Coon should serve as Trustee because of the experience he has gained as Chief Commercial Officer of The Motley Fool Holdings, Inc., including overseeing The Motley Fool’s international operations, his knowledge of marketing and business operations, and the experience he has gained serving as a trustee of the Trust since 2015.

The Trust has concluded that Ms. O’Neil should serve as Trustee because of the experience she has gained as President, CEO, and founder of a corporate governance and risk management consulting firm, her experience in and knowledge of the financial services and banking industries, the experience she has gained serving as a director of public companies, and the experience she has gained serving as trustee of the Trust since 2009.

The Trust has concluded that Mr. Verboncoeur should serve as Trustee because of the experience he gained as a Chief Executive Officer of a mutual fund family, the experience he has gained serving as a Trustee of exchanged traded funds, his knowledge of the financial services industry, and the experience he has gained as trustee of the Trust since 2012.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Trust.

Board of Trustees’ Interest in the Trust

The Trustees owned the following dollar ranges of equity securities in the Independence Fund, the Great America Fund, and the Epic Voyage Fund as of December 31, 2015:

Name of Trustee	Dollar Range of Equity Securities in the Independence Fund	Dollar Range of Equity Securities in the Great America Fund	Dollar Range of Equity Securities in the Epic Voyage Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Kathleen A. O’Neil	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$50,001-$100,000
Carl G. Verboncoeur	$1-$10,000	$1-$10,000	$1-$10,000	$10,000-$50,000
Randal Coon	$0	$0	$0	$0

Trustee Interest in Adviser, Underwriter, or Affiliates

As of the end of the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families own or have owned securities beneficially or of record in the Adviser, the Underwriter, or any affiliate of the Adviser or Underwriter during the past two calendar years, as shown by the chart below. Accordingly, as of the end of the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have or had a direct or indirect interest, the value of which exceeds $120,000 in the Adviser, the Underwriter, or any of their affiliates during the past two calendar years.

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percentage of Class
Kathleen A. O’Neil	None	None	None	None	None
Carl G. Verboncoeur	None	None	None	None	None
Randal Coon	None	None	None	None	None

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Trustee Material Interest in Any Transactions with Adviser, Underwriter, or Affiliates

During the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Underwriter, or any affiliate of the Adviser or Underwriter was a party.

Compensation

Prior to November 1, 2015, each Independent Trustee was paid an annual retainer of $35,000. Effective November 1, 2015, each Independent Trustee is paid an annual retainer of $40,000. With the exception of the Trust’s chief compliance officer, officers of the Trust are members, officers, or employees of the Adviser, or their affiliates, and receive no compensation from the Trust. Trustee compensation received from the Trust for the fiscal year ended October 31, 2015 is set forth below.

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Trust Complex Paid to Trustees
Kathleen A. O’Neil	35,000	None	None	35,000
Stephen L. Boyd(1)	35,000	None	None	35,000
Carl G. Verboncoeur	35,000	None	None	35,000
Randal Coon	None	None	None	None

(1) As of January 29, 2016, Mr. Boyd no longer serves as a Trustee.

CODE OF ETHICS

The Trust and the Adviser have each adopted a code of ethics (“Code of Ethics”) pursuant to Rule 17j-1 under the 1940 Act, which governs personal securities trading by their respective personnel. Each Code of Ethics permits such individuals to purchase and sell securities, including securities that are purchased, sold, or held by the Funds, but only subject to certain conditions designed to ensure that purchases and sales by such individuals do not adversely affect the Funds’ investment activities.

PRINCIPAL HOLDERS

Any person owning, directly or indirectly, more than 25% of the outstanding shares of a Fund is presumed to control the Fund.  Principal holders are persons who own 5% or more of the outstanding shares of a Fund.  As of February 3, 2016, the following individuals owned 5% or more of the Funds.

Independence Fund — Investor Class

Name	Address	Percentage of Ownership

Charles Schwab & Co Inc.	101 Montgomery Street San Francisco CA 94104-4122	30.23%

National Financial Services LLC	499 Washington Blvd FL 5 Jersey City, NJ 07310-2010	22.27%

TD AmeriTrade Inc.	P O BOX 2226 Omaha, NE 68103-2226	10.36%

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Independence Fund — Institutional Class

Name	Address	Percentage of Ownership

National Financial Services LLC	499 Washington Blvd FL 5	31.12%
	Jersey City, NJ 07310-2010

Motley Fool Asset Management LLC	2000 Duke Street Suite 175	28.29%
	Alexandria, VA 22314-6116

LPL Financial	4707 Executive Drive	25.23%
	San Diego, CA 92121

Great America Fund —Investor Class

Name	Address	Percentage of Ownership

Charles Schwab & Co Inc.	101 Montgomery Street San Francisco CA 94104-4122	33.01%

National Financial Services LLC	499 Washington Blvd FL 5 Jersey City, NJ 07310-2010	28.36%

TD AmeriTrade Inc.	P O BOX 2226 Omaha, NE 68103-2226	11.00%

Great America Fund —Institutional Class

Name	Address	Percentage of Ownership

LPL Financial	4707 Executive Drive San Diego, CA 92121	36.58%

Motley Fool Asset Management LLC	2000 Duke Street Suite 175 Alexandria, VA 22314-6116	30.12%

National Financial Services LLC	499 Washington Blvd FL 5 Jersey City, NJ 07310-2010	19.88%

TD AmeriTrade Inc.	P O BOX 2226 Omaha, NE 68103-2226	8.29%

Epic Voyage Fund — Investor Class

Name	Address	Percentage of Ownership

National Financial Services LLC	499 Washington Blvd FL 5 Jersey City, NJ 07310-2010	26.09%

Charles Schwab & Co Inc.	101 Montgomery Street San Francisco CA 94104-4122	25.77%

TD AmeriTrade Inc.	P O BOX 2226 Omaha, NE 68103-2226	13.20%

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Epic Voyage Fund — Institutional Class

Name	Address	Percentage of Ownership

Motley Fool Asset Management LLC	2000 Duke Street Suite 175 Alexandria, VA 22314-6116	61.63%

National Financial Services LLC	499 Washington Blvd FL 5 Jersey City, NJ 07310-2010	18.04%

William H. Mann III and Judy H. Mann	c/o Motley Fool Asset Management LLC 2000 Duke Street Suite 175 Alexandria, VA 22314-6116	17.77%

As of February 3, 2016, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each of the Funds.

INVESTMENT ADVISORY AGREEMENT

The following information supplements and should be read in conjunction with the section in the Prospectus titled “MANAGEMENT OF THE FUND — Investment Adviser.”

The Adviser is a Delaware limited liability company with offices at 2000 Duke Street, Suite 175, Alexandria, VA 22314. The Adviser is a wholly owned subsidiary of The Motley Fool Holdings Inc. (“TMF Holdings”), a multimedia financial-services holding company that also owns The Motley Fool, LLC, which publishes investment information and analysis across a wide range of media, including investment newsletter services, websites, and books. TMF Holdings is controlled by David Gardner and Tom Gardner, along with other private shareholders.

The Adviser provides investment advisory services to the Funds pursuant to the terms of an Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) dated June 17, 2014, between the Trust and Adviser. After the initial two year-term, the Advisory Agreement may be continued in effect from year to year with the approval of (1) the Board or (2) vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of the Funds, provided that in either event the continuance must also be approved by a majority of the Independent Trustees by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder. A discussion regarding the Board’s approval of the Advisory Agreement and the factors the Board considered with regard to the Funds is included in the Trust’s semi-annual report to shareholders dated April 30, 2014.

The Adviser manages each Fund’s investments in accordance with the stated policies of the Funds, subject to the supervision of the Board. The Adviser is responsible for all investment decisions for the Funds and for placing orders for the purchase and sale of investments for each Fund’s portfolio. The Adviser also provides such additional administrative services as the Trust may require beyond those furnished by the Administrator and furnishes, at its own expense, such office space, facilities, equipment, clerical help, and other personnel and services as may reasonably be necessary in connection with the operations of the Trust. In addition, the Adviser pays the salaries of officers of the Trust who are employees of the Adviser and any fees and expenses of Trustees of the Trust who are also officers, directors, or employees of the Adviser or who are officers or employees of any company affiliated with the Adviser and bears the cost of telephone service, heat, light, power, and other utilities associated with the services it provides.

Pursuant to the terms of the Advisory Agreement, in consideration of the services provided by the Adviser, each Fund pays the Adviser a fee that is computed and paid monthly at an annual rate of 0.85% of the Fund’s average daily net assets during the month. The table below shows the amounts paid to the Adviser or the amount that the Adviser reimbursed the Fund during each of the last three fiscal years and the amounts that would have been

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paid by each Fund to the Adviser had fee waivers and expense reimbursements not been in place during the past three fiscal years. The amounts shown were computed pursuant to the previous advisory agreement between the Trust and the Adviser and reflect a different advisory fee arrangement.

Fiscal Year Ended	Amount Fund Paid to (or Reimbursed by) Adviser	Amount Fund would have paid to Adviser had fee waivers and expense reimbursements not been in place
Independence Fund
October 31, 2015	$3,563,295	$3,556,494
October 31, 2014	$3,484,787	$3,402,475
October 31, 2013	$2,614,256	$2,641,349

Great America Fund
October 31, 2015	$2,068,756	$2,168,601
October 31, 2014	$1,736,012	$1,811,031
October 31, 2013	$850,573	$1,013,331

Epic Voyage Fund
October 31, 2015	$(21,620)	$334,651
October 31, 2014	$89,518	$415,673
October 31, 2013	$(82,784)	$256,343

PORTFOLIO MANAGERS

The Adviser has established an investment committee (“Investment Committee”) composed of portfolio managers William H. Mann III, William S. Barker, CFA, Anthony L. Arsta,  Nathan G. Weisshaar, CFA, David A. Meier, Bryan C. Hinmon, CFA, and Charles L. Travers Jr. Mr. Mann is the chair of the Investment Committee and is the person primarily responsible for all investment-related services provided to the Funds by the Adviser. The following table provides information regarding accounts managed by the portfolio managers as of the fiscal year ended October 31, 2015.

	Total Accounts*		Accounts With Performance-Based Fees
Portfolio Manager; Other Accounts	Number	Assets (in Millions)	Number	Assets (in Millions)
William H. Mann III
Registered Investment Companies	3	$679.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

William S. Barker
Registered Investment Companies	3	$679.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Anthony L. Arsta
Registered Investment Companies	3	$679.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

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Nathan G. Weisshaar
Registered Investment Companies	3	$679.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

David A. Meier
Registered Investment Companies	3	$679.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Bryan C. Hinmon
Registered Investment Companies	3	$679.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Charles L. Travers Jr.
Registered Investment Companies	3	$679.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

*Includes the Funds.

Portfolio Manager Compensation

Each portfolio manager’s base salary is determined by the Adviser based on his level of responsibility at the Adviser. In determining the amount of the base salary, the Adviser considered compensation levels in the mutual fund industry and in the geographic area of the Adviser, as well as compensation levels generally at the Adviser and its affiliates. Mr. Mann’s compensation also includes a quarterly cash bonus that is fixed and was determined based on the same factors that the Adviser considered in setting his base salary.

Material Conflicts of Interest

Real, potential, or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund. The portfolio managers may manage or provide investment advisory services for other accounts with investment strategies similar to the Funds, including other pooled investment vehicles and separately managed accounts, and some of the Adviser’s personnel, including the members of its investment committee, provide advisory services on behalf of the Adviser’s affiliate, Motley Fool Wealth Management (“MFWM”), particularly for MFWM’s separately managed accounts. Fees earned by the Adviser may vary among these accounts, and the portfolio managers may personally invest in these accounts. Performance-based fees earned by the Adviser from managing other accounts could potentially exceed the fees earned by the Adviser from managing the Funds. These factors could create conflicts of interest because portfolio managers have potential incentives to favor certain accounts over others (including the Funds), with the result that other accounts could outperform the Funds.

A conflict may also exist if the portfolio managers identify a limited investment opportunity that may be appropriate for more than one account but the Funds are unable to take full advantage of that opportunity because of the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions or make recommendations for another account that may adversely affect the value of securities held by the Funds. However, the Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed or advised by the portfolio managers are generally managed in a similar fashion and that the Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

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The Adviser and the portfolio managers may carry on investment activities for their own accounts and for those of their families and other clients, including those of MFWM, in which the Funds have no interest and thus may have certain additional conflicts of interest. In addition, the Adviser or MFWM may act as the investment adviser to accounts pursuing a range of traditional and alternative investment strategies. As a consequence of managing multiple investment products with varying investment programs, securities may be purchased or sold for some accounts but not others, and securities that are being sold for some accounts may be purchased for others. Factors that could lead to differences in trading decisions for various investment strategies include, among others, in the case of conflicting positions: differing portfolio manager analyses, different investment horizons, implementation of a particular hedging strategy, and differing desired market exposures. When making allocations, portfolio managers may also consider a number of factors, such as cash flow situations, tax considerations, different investment horizons, and different investment strategies. All portfolio managers are aware that trades may not be made in one client account for the purpose of benefiting another client account. Investment decisions must be made only on the basis of the investment considerations relevant to the particular account for which a trade is being made.

The Adviser has adopted a Code of Ethics and Best Execution Guidelines, among other policies and procedures, that seek to ensure that clients’ accounts are not harmed by potential conflicts of interests. The Adviser also has procedures to assure that fair and appropriate allocation of investments purchased and sold is made among all clients, and MFWM and the Adviser have adopted procedures to assure that neither MFWM nor the Adviser (or their respective clients) can benefit from an informational or trading advantage over the other.

In addition, certain publishing affiliates of the Adviser (the “Publishing Affiliates”) publish opinions, and recommendations regarding the purchase and sale of securities, potentially including particular securities, industries, or market sectors in which a Fund has invested or that the Adviser is considering for purchase or sale by the Funds. These opinions and recommendations may be consistent with, or opposed to, the views of the Adviser, and they may adversely affect the prices of securities held by the Funds or the prices at which the Funds can purchase or sell particular securities. The Funds, the Adviser, and the Publishing Affiliates have adopted procedures designed to prevent the Publishing Affiliates’ personnel from obtaining or using nonpublic information about each Fund’s holdings or the Adviser’s strategy or actual or potential portfolio transactions and to prevent personnel of the Adviser from using information from the Publishing Affiliates and their publications before publication. These procedures include physical segregation of offices with controls on access, restrictions on electronic access to information, policies to maintain the confidentiality of information, and related training with respect to these policies. In addition, the procedures require monitoring by the chief compliance officer of the Adviser and the general counsel of the Publishing Affiliates through the review of transactions and publications, with the goal of identifying possible use of information by the Adviser or the Publishing Affiliates or their respective personnel in violation of applicable policies. Certain conflicts may nonetheless be deemed to exist to the extent that the Funds might benefit if a Publishing Affiliate recommends the purchase of a security held by the Funds or recommends the sale of a security being considered by the Funds for purchase, and to the extent that the price of a security on which a Publishing Affiliate has expressed an opinion could be affected by the Adviser’s purchase or sale of that security for the Funds. In this regard, members of the Investment Committee may consider analysis published by the Publishing Affiliates in making investment decisions for the Funds and other clients; however, they do not base their decisions solely on such analysis, and, as a matter of policy, decisions to purchase and sell securities for the Funds are made based on the Adviser’s best judgment, consistent with the best interests of the Funds.

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Ownership of Fund Shares by the Portfolio Managers

As of October 31, 2015, the dollar range of equity securities of the Independence Fund beneficially owned by each portfolio manager is as follows:

Name of	Dollar Range of Equity Securities Owned in the Fund
Portfolio Manager	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
William H. Mann III							X
William S. Barker		X
Anthony L. Arsta				X
Nathan G. Weisshaar			X
David A. Meier	X
Bryan C. Hinmon		X
Charles L. Travers Jr.				X

As of October 31, 2015, the dollar range of equity securities of the Great America Fund beneficially owned by each portfolio manager is as follows:

Name of	Dollar Range of Equity Securities Owned in the Fund
Portfolio Manager	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
William H. Mann III			X
William S. Barker			X
Anthony L. Arsta			X
Nathan G. Weisshaar			X
David A. Meier	X
Bryan C. Hinmon		X
Charles L. Travers Jr.			X

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As of October 31, 2015, the dollar range of equity securities of the Epic Voyage Fund beneficially owned by each portfolio manager is as follows:

Name of	Dollar Range of Equity Securities Owned in the Fund
Portfolio Manager	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
William H. Mann III							X
William S. Barker			X
Anthony L. Arsta				X
Nathan G. Weisshaar			X
David A. Meier	X
Bryan C. Hinmon		X
Charles L. Travers Jr.	X

UNDERWRITER

Foreside is the underwriter of the shares of the Funds and is located at 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312. The Underwriter is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Under an Underwriting Agreement with the Trust, the Underwriter acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Underwriter continually distributes shares of the Funds on a best efforts basis. The Underwriter has no obligation to sell any specific quantity of Fund shares. The Underwriter and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

The Underwriter may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Funds. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Funds and/or the Adviser, rather than the Underwriter, typically enter into such agreements.  These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Underwriter. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares. Investors purchasing shares of the Fund through financial intermediaries should acquaint themselves with their financial intermediary’s procedures and should read the Prospectus in conjunction with any materials and information provided by their financial intermediary. The financial intermediary, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the intermediary. The Underwriter does not receive compensation from the Fund for its distribution services except the

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distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 plan is effective, as applicable. The Adviser pays the Underwriter a fee for certain distribution-related services.

The Underwriting Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities in accordance with the 1940 Act. The Underwriting Agreement is terminable without penalty by the Trust on behalf of the Funds on no less than 60 days’ written notice when authorized either by a vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the members of the Board who are not “interested persons” (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Underwriting Agreement, or by the Underwriter, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Underwriting Agreement provides that the Underwriter shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Underwriter’s obligations and duties under the Underwriting Agreement, except a loss resulting from the Underwriter’s willful misfeasance, bad faith or gross negligence in the performance of such duties and obligations, or by reason of its reckless disregard thereof.

HOW TO REDEEM SHARES

The following information supplements and should be read in conjunction with the section in the Prospectus titled “HOW TO REDEEM SHARES.”

Redemption Fees

A redemption fee of 2.00% of the then-current value of the shares redeemed is imposed on redemptions of shares made within 90 days of purchase (i.e., the redemption is effective on or before the 90th day following the date of purchase), subject to certain exceptions. The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading of Fund shares. The fee does not apply to (i) accounts such as asset allocation programs that offer automatic rebalancing, wrap fee accounts, or similar types of accounts or programs, at the discretion of the Funds, (ii) the redemption of shares that were purchased by reinvesting dividends or other Fund distributions, (iii) redemptions for which the shareholder or the shareholder’s agent notifies the Funds’ transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), that the redemption is being made to make required distributions from an Individual Retirement Account (or other tax-deferred retirement account), or (iv) redemptions following the death or disability of a record shareholder. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The Funds may modify their redemption fee policy and waivers at any time.

Wire Redemption Privilege

By using this privilege, the investor authorizes the Transfer Agent to act on wire or telephone redemption instructions from any person representing himself or herself to be the investor and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Trust will initiate payment for shares redeemed pursuant to this privilege on the next business day after the Transfer Agent receives the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application, or to a correspondent bank if the investor’s bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and usually are borne by the investor. Immediate notification by the correspondent bank to the investor’s bank may be necessary to avoid a delay in crediting the funds to the investor’s bank account.

To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. Each shareholder must sign this request, with each signature guaranteed as described in the Prospectus under “HOW TO REDEEM SHARES.”

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Suspension of Redemptions

The right of redemption may be suspended or the date of payment postponed (1) during any period when the New York Stock Exchange, Inc. (the “NYSE”), is closed (other than customary weekend and holiday closings); (2) when trading in the markets a Fund ordinarily uses is restricted, or when an emergency exists as determined by the SEC such that disposal of a Fund’s investments or determination of its NAV is not reasonably practicable; or (3) for such other periods as the SEC by order may permit to protect the Fund’s shareholders.

PORTFOLIO HOLDINGS INFORMATION

The Trust has adopted a written policy relating to disclosure of its portfolio holdings governing the circumstances under which disclosure may be made to shareholders and third parties of information regarding the portfolio investments the Funds hold. Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter (in the Annual Report and Semi-annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q). These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. Except for these reports, or as otherwise specifically permitted by the Trust’s policy, information regarding the Funds’ portfolio holdings may not be provided to any person.

Information regarding the Funds’ portfolio securities, and other information regarding the investment activities of the Funds, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Funds, but only if such disclosure has been approved by the Chief Compliance Officer of the Trust (the “CCO”). In connection with any such arrangement, the recipient of the information must agree to maintain the confidentiality of the information and to use the information only to facilitate its rating or ranking of the Funds. The Funds’ policy does not prohibit (1) disclosure of information to the Funds’ investment adviser or to other service providers to the Trust (including its administrator, distributor, custodian, legal counsel, and auditors) or to brokers and dealers through which portfolio securities are purchased and sold (but only with respect to information relating to the particular securities being purchased or sold), or (2) disclosure that is made on the same basis to all shareholders of the Funds regarding holdings of, or transactions in, portfolio securities. The CCO is authorized to approve other arrangements under which information relating to portfolio securities held by, or purchased or sold by, the Funds is disclosed to shareholders or third parties, subject to a requirement that the CCO concludes (based upon various factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Trust and the Funds and is unlikely to affect adversely the Trust or the Funds. Any such arrangements approved by the CCO are required to be reported to the Board. The Trust believes that the standards applicable to approval of these arrangements should help assure that any disclosure of information is in the best interests of the Funds and their shareholders and that disclosure is not made under circumstances in which the Adviser or an affiliated person of the Trust stands to benefit to the detriment of the Funds.

The Trust’s CCO is responsible for monitoring the use and disclosure of information relating to the Funds’ portfolio securities and is also responsible to report to the Board at least annually regarding the effectiveness of the Trust’s compliance program, including its policy governing the disclosure of portfolio holdings and any material violations of that policy. Under the Trust’s policy, the Adviser, the Trust, and their respective affiliated persons are prohibited from receiving any direct or indirect compensation in consideration of information relating to each Fund’s portfolio securities held, purchased, or sold by the Funds.

Consistent with the Trust’s policy, information relating to the Funds’ portfolio securities is provided to certain persons as described in the following table. Such persons are subject to an obligation not to trade on such information. There are no other arrangements in effect involving the disclosure of information regarding the Funds’ portfolio holdings.

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TYPE OF SERVICE PROVIDER	TYPICAL FREQUENCY OF ACCESS TO PORTFOLIO INFORMATION	RESTRICTIONS
Adviser	Daily	Ethical
Administrator	Daily	Contractual and ethical
Underwriter	Daily	Contractual and ethical
Custodian	Daily	Contractual and ethical
Auditor	During annual audit	Ethical
Legal Counsel	Regulatory filings, board meetings, and if a legal issue regarding the portfolio requires counsel’s review	Ethical
Printers	Quarterly—filing and printing of portfolio holdings schedules and semi-annual and annual reports	No formal restrictions in place. However, printer would not receive portfolio information until at least 30 days old.
Broker-Dealers Through Which the Fund Purchases and Sells Portfolio Securities	Daily access to the relevant purchase and/or sale—no broker/dealer has access to the Fund’s entire portfolio	Contractual and ethical

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the sections in the Funds’ Prospectus titled “HOW TO BUY SHARES” and “HOW TO REDEEM SHARES.”

NAV is determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each day the NYSE is open, except that no computation need be made on a day on which no orders to purchase or redeem shares have been received. The NYSE currently observes the following holidays: New Year’s Day, Martin Luther King Jr. Day (third Monday in January), Presidents Day (third Monday in February), Good Friday (Friday before Easter), Memorial Day (last Monday in May), Independence Day, Labor Day (first Monday in September), Thanksgiving Day (fourth Thursday in November), and Christmas Day.

NAV per share is computed by dividing the value of each Fund’s net assets (i.e., the value of its assets less its liabilities) by the total number of each Fund’s shares outstanding. In computing NAV, securities are valued at market value as of the close of trading on each business day when the NYSE is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the OTC market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Stock options and stock index options traded on national securities exchanges or on NASDAQ® are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities that mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days. A pricing service may be used to determine the fair value of securities held by the Funds. Any such service might value the investments based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. The service may also employ electronic data-processing techniques, a matrix system, or both to determine valuation. The Board will review and monitor the methods such services use to assure itself that securities are valued at their fair values.

The values of securities held by the Funds and other assets used in computing NAV are determined as of the time at which trading in such securities is completed each day. That time, in the case of foreign securities, generally occurs at various times before the close of the NYSE. Trading in securities listed on foreign securities

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exchanges will be valued at the last sale or, if no sales are reported, at the bid price as of the close of the exchange, subject to possible adjustment as described in the Prospectus. Foreign currency exchange rates are also generally determined before the close of the NYSE. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determinations of such values or exchange rates are made and the close of the NYSE. When such events materially affect the value of securities held by the Funds or their liabilities, such securities and liabilities will be valued at fair value in accordance with procedures adopted in good faith by the Board. The values of any assets and liabilities initially expressed in foreign currencies will be converted to U.S. dollars based on exchange rates supplied by a quotation service.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information supplements and should be read in conjunction with the section in the Funds’ Prospectus titled “DIVIDENDS, DISTRIBUTIONS, AND TAXES.” In addition, the following is only a summary of certain U.S. federal income tax considerations that generally affect the Funds and their shareholders. No attempt is made to present a comprehensive explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.  Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

It is the policy of the Trust each fiscal year to distribute substantially all of each Fund’s net investment income (i.e., generally, the income that it earns from dividends and interest on its investments, and any short-term capital gains, net of Fund expenses) and net capital gains (i.e., the excess of the Fund’s net long-term capital gains over its net short-term capital losses), if any, to its shareholders. Unless requested otherwise by a shareholder, dividends and other distributions will be automatically reinvested in additional shares of the Funds at the NAV per share in effect on the day after the record date.

Qualification as a RIC and Taxation of the Funds

Each Fund intends to qualify each year for treatment as a separate regulated investment company (“RIC”) under Subchapter M of the Code. If so qualified, a Fund will not be subject to federal income tax on that part of its net investment income and net capital gains that it timely distributes to its shareholders. Certain federal income and excise taxes would be imposed on a Fund if it fails to make certain required distributions of its income to shareholders. The Funds intend, however, to make distributions in a manner that will avoid the imposition of any such taxes. If, however, for any taxable year a Fund fails to qualify for treatment as a RIC, the Fund would be subject to federal corporate income tax on its taxable income. To qualify for such tax treatment, a Fund must generally, in addition to making distributions to shareholders each year in a timely manner equal to the sum of (1) at least 90% of its “investment company taxable income” as defined in the Code (computed without regard to the dividends-paid deduction) and (2) at least 90% of its net tax-exempt income, if any, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments received with respect to certain securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, other income derived with respect to the Fund’s business of investing in such stock, securities or currencies, and net income derived from interests in “qualified publicly traded partnerships” (generally, a publicly traded partnership other than one where at least 90% of its gross income is gross income that would otherwise be qualifying gross income for a RIC); and (b) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Funds’ total assets is represented by cash and cash items, U.S. Government Securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government Securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

If a Fund qualifies as a RIC and meets the distribution requirement described above, but chooses to retain some portion of its taxable income or gains, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. A Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax

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purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Notwithstanding the distribution requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income (computed without regard to the dividends-paid deduction) and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least the sum of 98% of its ordinary income for that year and 98.2% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that all such taxes will be eliminated. A Fund may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid federal income or excise tax liability when the investment adviser might not otherwise have chosen to do so.

If a Fund fails to satisfy the qualifying income or diversification requirements described above in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where a Fund corrects the failure within a specified period of time. If a Fund fails to qualify for treatment as a RIC for any year, and these relief provisions are not available, the Fund will be taxable at regular corporate rates (and, to the extent applicable, corporate alternative minimum tax) without any deduction for distributions to shareholders.  In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits, subject to the dividends-received deduction for corporate shareholders and the lower tax rates applicable to qualified dividend income distributed to individuals.  Moreover, if a Fund were to fail to qualify as a RIC in any taxable year, the Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a RIC in a subsequent year.  Under certain circumstances, a Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets.  If a Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders.

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year and certain other late-year losses.

For U.S. federal income tax purposes, unused capital loss carryforwards that arose in tax years that began on or before December 22, 2010 (“Pre-2011 Losses”) are available to be applied against future capital gains, if any, realized by the Fund prior to the expiration of the carryforwards.  If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (a “Post-2010 Loss”), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.  Post-2010 Losses can be carried forward indefinitely to offset capital gains, if any, in years following the year of the loss, and such carryforwards must be utilized before a Fund can utilize carryforwards of Pre-2011 Losses.

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Distribution to Shareholders

Each Fund receives income generally in the form of dividends and interest on its investments. Each Fund’s income, plus net short-term capital gains, if any, less expenses incurred in the operation of such Fund, constitutes the Fund’s net investment income. Any distributions of dividends by a Fund from such income will be taxable as ordinary income or as qualified dividend income.  Dividends are taxable under the same rules whether you receive them in cash or additional shares.  All or a portion of such dividends may be treated as qualified dividend income, which for noncorporate shareholders is subject to tax at reduced rates. Qualified dividend income includes, in general, subject to certain holding period requirements and other requirements, dividend income from certain U.S. and foreign corporations.  Eligible foreign corporations include those incorporated in possessions of the United States or in certain countries with comprehensive tax treaties with the United States and other foreign corporations if the stock with respect to which the dividend was paid is readily tradable on an established securities market in the United States. A dividend generally will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares of the Fund on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares of the Fund become ex-dividend with respect to such dividend (or the Fund fails to satisfy this holding period requirement with respect to the underlying dividend-paying stock), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code.  Distributions received by a Fund from another RIC (e.g., from an ETF or a closed-end fund) or REIT will be treated as qualified dividend income only to the extent so reported by that other RIC or REIT.  If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.

A Fund may derive capital gains and losses in connection with sale or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net capital gains will be taxable to noncorporate shareholders at reduced tax rates, regardless of how long the shareholders have held their shares in the distributing Fund.

A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, dividends, interest and certain capital gains (among other categories of income) are generally taken into account in computing a shareholder’s net investment income.

Distributions paid in January, but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.  Each year, shareholders of the Funds will be sent information on dividends and capital gains distributions for tax purposes, including information as to the portion taxable as ordinary income, the portion taxable as long-term capital gains, the amount of dividends that are reported as “qualified dividends” for individual shareholders, and the amount of dividends eligible for the dividends-received deduction available for corporations.

Distributions in excess of a Fund’s current and accumulated earnings and profits are, as to each shareholder, treated as a tax-free return of capital reducing the shareholder’s basis in the shares, and after the shareholder’s basis is reduced to zero, as gain on the sale or exchange of shares.

A distribution will reduce a Fund’s NAV per share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital. Therefore, an investor should consider the tax consequences of purchasing shares immediately before a distribution record date. If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and gains and receiving back a portion of the price in the form of a taxable distribution.

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Tax Treatment of Complex Securities

Certain of a Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, notional principal contracts, foreign currencies, foreign currency contracts, and forward foreign currency contracts) that, among other things, may affect the character of gains and losses realized by the Funds (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes.  The Funds intend to monitor their transactions, make appropriate tax elections, and make appropriate entries in their books and records when they acquire any security in order to mitigate the effect of these rules, to prevent disqualification of a Fund for treatment as a RIC, and to minimize or eliminate Fund-level income and excise taxes.

With respect to investments in zero coupon securities that are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though a Fund has not received any interest payments on such obligations during that period.  Because each Fund is required to distribute substantially all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income. Those sales may occur at a time when the advisers would not otherwise have chosen to sell such securities and will generally result in taxable gain or loss.

Any market discount recognized on a market discount bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value, or below adjusted issue price if the bond was issued with original issue discount. Absent an election by a Fund to include the market discount in income as it accrues, gain on such Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

If a Fund owns shares in certain foreign entities, referred to as “passive foreign investment companies” or a “PFIC,” the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualifying electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, whether or not any distributions are made to the Fund, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

Under Section 1256 of the Code, any gain or loss realized by the Funds from certain futures contracts, foreign currency forward contracts and options transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such contracts and options, as well as from closing transactions. In addition, any such contracts or options held by a Fund at the end of the Fund’s taxable year will be treated as sold for their then-fair market value and thus result in additional gain or loss to the Funds characterized in the manner described above.

Offsetting positions the Funds hold involving certain forward contracts or options may constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Sections 1092 of the Code, which, in certain circumstances, overrides or modifies the provisions of Sections 1256 and 988 of the Code. All or a portion of any short- or long-term capital gain from certain “straddle” transactions may be recharacterized as ordinary income.

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In the event of short sales of an appreciated financial position, which sales constitute constructive sales under Section 1259 of the Code, the Funds must recognize a gain as if the position were sold, assigned, or otherwise terminated at their fair market value as of the date of the short sale and immediately repurchased. Appropriate adjustments would be made in the amount of any gain or loss subsequently realized on that position to reflect the gain recognized on the short sale. Each Fund’s holding period in the position would begin as if the Funds had first acquired the position on the date of the short sale.

In general, for purposes of the qualifying income rest described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources specified in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in (i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

A Fund may invest in certain MLPs which may be treated as “qualified publicly traded partnerships.”  Income from qualified publicly traded partnerships is qualifying income for purposes of the qualifying income test, but a Fund’s investment in one or more of such “qualified publicly traded partnerships” is limited under the asset diversification test to no more than 25% of the value of the Fund’s assets.  The Funds will monitor their investments in such qualified publicly traded partnerships in order to ensure compliance with the applicable qualification tests.  MLPs and other partnerships that the Funds may invest in will deliver Form K-1s to the Funds to report their share of income, gains, losses, deductions and credits of the MLP or other partnership.  These Form K-1s may be delayed and may not be received until after the time that a Fund issues its tax reporting statements.  As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues you your tax reporting statement.

A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in a Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to such Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits.  Capital gain dividends paid by a REIT to a Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction.  If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

Sale or Exchange of Shares

Any gain or loss recognized on a sale, exchange, or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve (12) months and otherwise will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received an actual or deemed net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. All or a portion of any loss that you realize upon the redemption of a Fund’s shares will be disallowed to the extent that you buy shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed

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under these rules will be added to your tax basis in the new shares you buy. Long-term capital gains are taxed to noncorporate shareholders at reduced rates.

Upon redemption or exchange of a Fund’s shares, the Fund (or its administrative agent) will report to the Internal Revenue Service (“IRS”) the amount of redemption proceeds that the applicable shareholder receives from the redemption or exchange.  For redemptions or exchanges of a Fund’s shares purchased on or after January 1, 2012, the Fund will also be required to report cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. Unless a shareholder elects a different method, the Fund will use an “average cost” method of determining cost basis (meaning the cost of each individual share in the redeeming account is added up and then divided by the total number of shares owned, creating an average cost basis that is then used to determine capital gain/loss).  A shareholder may elect to use a method other than the Fund’s default method by following procedures established by the Fund or its administrative agent.  Under certain circumstances, shareholders will not be able to elect or change a basis reporting method with respect to certain shares after making a redemption.  For these purposes, shares acquired prior to January 1, 2012 and shares acquired on or after January 1, 2012 will generally be treated as held in separate accounts. Prior to redeeming or exchanging shares, each Fund shareholder should consult with tax advisors to determine the best IRS-accepted cost basis method for the shareholder’s particular tax situation and to obtain more information.

Foreign Taxes

Dividends, interest or other income (including, in some cases, capital gains) received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that may reduce the yield on a Fund’s securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Even if a Fund is entitled to seek a refund in respect to such taxes, it may choose not to do so. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible to file an election with the IRS that will enable shareholders, in effect, to claim a foreign tax credit or a deduction with respect to foreign income taxes and United States possessions income taxes paid by the Fund. If a Fund makes this election, the Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to generally applicable limitations) against the shareholder’s federal income tax. No deductions for foreign taxes paid by a Fund may be claimed, however, by noncorporate shareholders who do not itemize deductions, and no deduction for foreign taxes will be permitted to individuals in computing their alternative minimum tax liability. If a Fund makes this election, it will report annually to its shareholders the respective amounts per share of a Fund’s income from sources within, and taxes paid to, foreign countries and United States possessions. The Great America Fund does not expect to be eligible to make this election. Foreign taxes paid by a Fund may reduce the return from the Fund’s investments.

Backup Withholding and Other Tax Issues

A Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

If a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements.  The fact that a loss is so reportable does not affect the legal determination of whether the taxpayer’s treatment of the loss

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is proper. Shareholders should consult their tax advisors to determine the applicability of these rules in light of their individual circumstances.

Non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in a Fund.

Ordinary dividends and certain other payments made by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate (or such lower rate as may be determined in accordance with any applicable treaty). A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax.  Gains realized by non-U.S. shareholders from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Non-U.S. shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

A U.S. withholding tax at a 30% rate will be imposed on dividends effective July 1, 2014 (and proceeds of sales in respect of Fund shares (including certain capital gain dividends) received by Fund shareholders beginning after December 31, 2018) for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. A Fund will not pay any additional amounts in respect to any amounts withheld.

Tax-Exempt Shareholders. Under current law, income of a RIC that would be treated as unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b) or if the Fund invests in REITs that hold residual interests in REMICs.

The foregoing discussion regarding federal taxation is for general information only. It is based on tax laws and regulations as in effect on the date of this SAI and is subject to change by legislative or administrative action. Prospective shareholders should consult their own tax advisers concerning the federal, state, local, and foreign tax consequences of an investment in the Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision of the Board, the Adviser is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the OTC market, securities are generally traded on a “net” basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. Certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid. The Funds anticipate that their transactions involving foreign securities will be effected through ADRs and on principal stock exchanges for such securities. Fixed commissions on foreign stock-exchange transactions are generally higher than are negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign stock exchanges and brokers than in the U.S.

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The Adviser may serve as an investment adviser to other clients, including private investment companies, and the Adviser may in the future act as an investment adviser to other registered investment companies. It is the practice of the Adviser to cause purchase and sale transactions to be allocated among the Funds and others whose assets are managed by the Adviser in such manner as it deems equitable. In making such allocations, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Funds and the other client accounts. This procedure may, under certain circumstances, have an adverse effect on the Funds.

The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Adviser believes that a requirement always to seek the lowest commission cost could impede effective management and preclude the Adviser from obtaining high-quality brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies on its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

In seeking to implement the Trust’s policies, the Adviser, through a brokerage or an outsourced trading desk, conducts trades on behalf of the Trust and effects transactions with brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions. The Adviser may place portfolio transactions with a broker or dealer that furnishes research and other services to the Adviser and may pay higher commissions to brokers in recognition of research provided (or direct the payment of commissions to such brokers). Such services may include, but are not limited to, any one or more of the following: (1) information as to the availability of securities for purchase or sale, (2) statistical or factual information or opinions pertaining to investments, (3) wire services, (4) and appraisals or evaluations of portfolio securities. The information and services received by the Adviser from brokers and dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit the Trust directly. While such services are useful and important in supplementing its own research and facilities, the Adviser believes the value of such services is not determinable and does not significantly reduce its expenses.

For the fiscal years ended October 31, 2015, October 31, 2014 and October 31, 2013, the Independence Fund paid brokerage commissions of $137,089, $174,953 and $95,892, respectively.  For the fiscal years ended October 31, 2015, October 31, 2014 and October 31, 2013, the Great America Fund paid brokerage commission of $35,265, $27,154 and $73,474, respectively. For the fiscal years ended October 31, 2015, October 31, 2014 and October 31, 2013, the Epic Voyage Fund paid brokerage commission of $23,712, $49,494 and $35,575, respectively.

Directed Brokerage

During the fiscal years ended October 31, 2015, October 31, 2014 and October 31, 2013, the Independence Fund directed a portion of its brokerage transactions to brokers for research services provided.  The table below shows the amount of brokerage transactions directed for such services and related commissions paid by the Independence Fund during those periods.

	Amount of Brokerage Transactions	Brokerage Commissions Paid
2015	$6,972,002	$25,504
2014	$22,149,772	$55,220
2013	$2,680,706	$4,010

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During the fiscal years ended October 31, 2015, October 31, 2014 and October 31, 2013, the Great America Fund directed a portion of its brokerage transactions to brokers for research services provided.  The table below shows the amount of brokerage transactions directed for such services and related commissions paid by the Great America Fund during those periods.

	Amount of Brokerage Transactions	Brokerage Commissions Paid
2015	$0	$0
2014	$253,693	$200
2013	$1,083,271	$10,808

During the fiscal years ended October 31, 2015, October 31, 2014 and October 31, 2013, the Epic Voyage Fund directed a portion of its brokerage transactions to brokers for research services provided.  The table below shows the amount of brokerage transactions directed for such services and related commissions paid by the Epic Voyage Fund during those periods.

	Amount of Brokerage Transactions	Brokerage Commissions Paid
2015	$413,917	$1,081
2014	$3,104,261	$8,655
2013	$357,823	$801

PROXY VOTING PROCEDURES

The Funds have delegated authority to vote proxies to the Adviser, subject to the supervision of the Board. The Adviser’s proxy voting policies are summarized below.

Policies of the Funds’ Adviser

It is the Adviser’s policy to vote all proxies the Funds receive in a manner that serves the Funds’ best interests. Upon receiving each proxy, the Adviser will review the issues presented and make a decision to vote for, vote against, or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted. The Adviser will consider information from a variety of sources in evaluating the matters to be voted on and in determining how to vote. Factors the Adviser considers in making such determinations include the impact on the value of securities, the anticipated costs and benefits associated with the proposal, the effect on liquidity of the Funds’ investment, and customary industry and business practices. The Adviser generally supports policies, plans, and structures that it believes gives quality management teams appropriate latitude to run the business in a way that is likely to maximize value for owners. Conversely, the Adviser generally opposes proposals that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment.

Conflicts of Interest

The Adviser’s duty is to vote in the best interests of the Funds’ shareholders. Therefore, in situations in which there is a conflict of interest between the interests of the Adviser, the Underwriter, or any affiliated person and the interests of the Funds’ shareholders, the Adviser will take one of the following steps to resolve the conflict:

A.            If a proposal is addressed by the specific policies adopted by the Adviser, it will vote in accordance with those policies.

B.            If the Adviser believes it is in the best interest of the Funds to depart from the specific policies provided, the Adviser will be subject to the requirements of C or D below, as applicable.

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C.            If the proxy proposal (1) is not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, the Adviser may vote such proxy as it determines to be in the best interest of the Funds, without taking any action described in D below (except to the extent that E below applies), provided that such vote would be against the Adviser’s own interest in the matter (i.e., against the perceived or actual conflict). The Adviser will memorialize the rationale of such votes in writing.

D.            If the proxy proposal (1) is not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, and the Adviser believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then the Adviser must take one of the following actions in voting such proxy: (a) delegate the voting decision for such proxy proposal to an independent third party, or (b) delegate the voting decision to any “independent” Trustee of the Funds, as applicable.

E.             If the proxy proposal involves a security of a company of which a person associated with the Adviser, a Fund it advises, or their affiliates is a member of the board of directors, and the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, then the Adviser shall abstain from voting that proxy.

More Information

Each year, the Funds will make available the actual voting records relating to portfolio securities held by the Funds during the 12-month period ending June 30 on www.foolfunds.com without charge, upon request by calling 1-888-863-8803, or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Adviser’s proxy-voting policies and procedures is available by calling 1-888-863-8803 and will be sent within three business days of receipt of a request.

GENERAL INFORMATION

The following information supplements and should be read in conjunction with the section in the Prospectus titled “GENERAL INFORMATION.”

Anti-Money Laundering Program

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Funds’ Program provides for the development of internal practices, procedures, and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that certain of its service providers have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, and conducting a complete and thorough review of all new account applications. The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Description of Shares

The Trust is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. Currently, the Trust consists of three series of shares, the Independence Fund, the Great America Fund, and the Epic Voyage Fund, and all shares of each series represent a single class. However, the Board has the authority to establish additional series of shares (representing interests in separate investment portfolios of the Trust in addition to these three series) and, subject to applicable rules, may establish two or more classes of shares of any series, with the differences in classes representing differences as to certain expenses and share distribution arrangements. Shares are fully paid and non-assessable and have no pre-emptive or conversion rights.

36

Shareholders of the Funds are entitled to vote, together with the holders of shares of any other series of the Trust, on the election or removal of Trustees and the ratification of the Trust’s independent registered public accounting firm when shareholders vote on those matters. Shareholders are also entitled to vote on other matters as required by the 1940 Act, the Trust’s Declaration of Trust, the Trust’s By-Laws, or any registration of the Trust with the SEC or any state, or as the Trustees may consider necessary or desirable. On these other matters, shares of each Fund will generally vote as a separate class from any other series of the Trust’s shares. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one series vote together on a matter as a single class, each share (or fraction thereof) will be entitled to the number of votes that equals the net asset value of such share (or fraction thereof) determined as of the applicable record date. All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if the shareholders choose to do so.

Trustee and Officer Liability

Under the Trust’s Declaration of Trust and its By-Laws, and under Delaware law, the Trustees, officers, employees, and certain agents of the Trust are entitled to indemnification under certain circumstances against liabilities, claims, and expenses arising from any threatened, pending, or completed action, suit, or proceeding to which they are made parties by reason of the fact that they are or were such Trustees, officers, employees, or agents of the Trust, subject to the limitations of the 1940 Act that prohibit indemnification that would protect such persons against liabilities to the Trust or its shareholders to which they would otherwise be subject by reason of their own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103 is the independent registered public accounting firm of the Trust. The independent registered public accounting firm is responsible for conducting the annual audit of the financial statements of the Trust. The selection of the independent registered public accounting firm is approved annually by the Board.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc. serves as the Funds’ transfer agent and dividend disbursing agent. Shareholders of the Funds may contact the Transfer Agent with any questions regarding their transactions in shares of the Funds and account balances.

Custodian

The Bank of New York Mellon, One Wall Street, New York, NY 10286, serves as custodian of the Trust’s assets and is responsible for maintaining custody of the Funds’ cash and investments and retaining subcustodians, including in connection with the custody of foreign securities. Cash held by the custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

Administrator

The Trust has retained BNY Mellon Investment Servicing (US) Inc. (the “Administrator”), 301 Bellevue Parkway, Wilmington, DE 19809, to provide various administrative and accounting services necessary for the operations of the Trust. Services provided by the Administrator include facilitating general Fund management; monitoring Fund compliance with federal and state regulations; supervising the maintenance of the Funds’ general ledger, the preparation of the Funds’ financial statements, the determination of NAV, and the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports. The Funds pay the Administrator an annual fee calculated based on each Fund’s average net assets. The fee is paid monthly. The Funds also reimburse the Administrator for certain out-of-pocket expenses.

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Asset Levels and Breakpoints in Applicable Fees

$0-250,000,000	$250,000,001- 500,000,000	$500,000,001- 750,000,000	$750,000,001- 1,000,000,000	$1,000,000,001+
0.07%	0.06%	0.05%	0.04%	0.03%

For the fiscal years ended October 31, 2015, October, 31, 2014 and October 31, 2013, the Administrator received $725,982, $594,806 and $480,498, respectively, for services provided to the Trust.

Legal Counsel

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue, NW, Washington, DC 20004, serves as counsel to the Trust.

Registration Statement

This SAI and the Prospectus do not contain all of the information set forth in the Registration Statement the Trust has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by SEC rules and regulations. A text-only version of the Registration Statement is available on the SEC’s website, www.sec.gov.

FINANCIAL STATEMENTS

The Trust’s Financial Statements for the fiscal year ended October 31, 2015, appearing in the Trust’s annual report to shareholders dated October 31, 2015, and the report of Tait, Weller & Baker LLP, the Trust’s independent registered public accounting firm, also appearing therein, are incorporated by reference in this SAI.  For a more complete discussion of the Trust’s performance, please see the Trust’s annual report to shareholders dated October 31, 2015, which may be obtained without charge.

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Appendix A

Description of ratings used by Standard & Poor’s Ratings Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), and Moody’s Investors Service, Inc. (“Moody’s”):

S&P: Long-Term Issue Credit Ratings*

AAA

An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C

Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions are likely to impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

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CC

An obligation rated “CC” is currently highly vulnerable to nonpayment.  The “CC” rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C

An obligation rated “C” is currently highly vulnerable to nonpayment and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D

An obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period of 30 calendar days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

NR

This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

*                       The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

For more information regarding S&P’s credit ratings, please visit S&P’s website at www.standardandpoors.com/ratings.

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Moody’s: Corporate Bond Ratings

Aaa

Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa

Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

Baa

Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics

Ba

Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

B

Obligations rated “B” are considered speculative and are subject to high credit risk.

Caa

Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

Ca

Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

*                                         By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

For more information regarding Moody’s corporate bond ratings, please visit Moody’s website at www.moodys.com.

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PART C

OTHER INFORMATION

Item 28.                                                  Exhibits

(a)(1)                                                                  Certificate of Trust of Motley Fool Funds Trust (the “Registrant” or the “Trust”) dated November 7, 2008 is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Initial Registration Statement on Form N-1A (File No. 333-156770), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001104659-09-002849 on January 16, 2009.

(a)(2)                                                                  Registrant’s Declaration of Trust dated November 14, 2008 is incorporated herein by reference to Exhibit (a)(2) of the Registrant’s Initial Registration Statement on Form N-1A (File No. 333-156770), as filed with the SEC via EDGAR Accession No. 0001104659-09-002849 on January 16, 2009.

(b)                                                                                 Registrant’s By-Laws, as adopted November 14, 2008, are incorporated herein by reference to Exhibit (b) of the Registrant’s Initial Registration Statement on Form N-1A (File No. 333-156770), as filed with the SEC via EDGAR Accession No. 0001104659-09-002849 on January 16, 2009.

(c)                                                                                  Information defining the rights of shareholders is incorporated herein by reference to the Registrant’s Declaration of Trust and By-Laws which are filed as Exhibits (a)(2) and (b), respectively.

(d)                                                                                 Amended and Restated Investment Advisory Agreement dated June 17, 2014 between the Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Exhibit (d) of Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A (File No. 333-156770), as filed with the SEC via EDGAR Accession No. 0001104659-15-014295 on February 26, 2015.

(e)(1)                                                                  Underwriting Agreement dated November 14, 2008 between the Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-156770), as filed with the SEC via EDGAR Accession No. 0001104659-09-071384 on December 23, 2009.

(e)(2)                                                                  Distribution Services Agreement dated November 14, 2008 between Motley Fool Asset Management, LLC and BNY Mellon Distributors (f.k.a. PFPC Distributors, Inc.) is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-156770), as filed with the SEC via EDGAR Accession No. 0001104659-09-071384 on December 23, 2009.

(e)(3)                                                                  Underwriting Agreement dated July 1, 2010 between the Registrant and BNY Mellon Distributors, Inc. is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on

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Form N-1A (File No. 333-156770), as filed with the SEC via EDGAR Accession No. 0001104659-10-044108 on August 12, 2010.

(e)(4)                                                                 Exhibit A, as amended and restated on September 14, 2011, to the Underwriting Agreement dated July 1, 2010 between the Registrant and BNY Mellon Distributors, Inc. is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No.10 to the Registrant’s Registration Statement on Form N-1A (File No. 333-156770), as filed with the SEC via EDGAR Accession No. 0001104659-11-058523 on October 27, 2011.

(e)(5)                                                                  Underwriting Agreement dated April 1, 2012 between the Registrant and Foreside Funds Distributors, LLC is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A (File No. 333-156770), as filed with the SEC via EDGAR Accession No. 0001104659-13-015139 on February 27, 2013.

(f)                                                                                   Not applicable.

(g)(1)                                                                 Custody Agreement dated November 20, 2013 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File No. 333-156770), as filed with the SEC via EDGAR Accession No. 0001104659-14-014969 on February 28, 2014.

(g)(2)                                                                  Foreign Custody Manager Designation Agreement dated November 1, 2013 between the Registrant and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File No. 333-156770), as filed with the SEC via EDGAR Accession No. 0001104659-14-014969 on February 28, 2014.

(h)(1)                                                                 Fund Administration and Accounting Agreement dated November 1, 2013 between the Registrant and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File No. 333-156770), as filed with the SEC via EDGAR Accession No. 0001104659-14-014969 on February 28, 2014.

(h)(2)                                                                 Transfer Agency and Shareholder Services Agreement dated November 1, 2013 between the Registrant and BNY Mellon Investment Servicing (US) Inc. is  incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A (File No. 333-156770), as filed with the SEC via EDGAR Accession No. 0001104659-15-014295 on February 26, 2015.

(h)(3)                                                                 Amended and Restated Expense Limitation and Reimbursement Agreement dated June 17, 2014 between the Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A (File No. 333-156770), as filed with the SEC via EDGAR Accession No. 0001104659-15-014295 on February 26, 2015.

2

(i)                                                                                   Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is incorporated herein by reference to Exhibit (i)  of Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A (File No. 333-156770), as filed with the SEC via EDGAR Accession No. 0001104659-15-014295 on February 26, 2015.

(j)                                                                                   Consent of Tait, Weller & Baker LLP, independent registered public accounting firm for the Registrant, is filed herewith.

(k)                                                                                 Not applicable.

(l)(1)                                                                    Form of Initial Capital Agreement is incorporated herein by reference to Exhibit (l) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-156770), as filed with the SEC via EDGAR Accession No. 0001104659-09-071384 on April 10, 2009.

(m)                                                                             Not applicable.

(n)                                                                                 Rule 18f-3 Multiple Class Plan is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-156770), as filed with the SEC via EDGAR Accession No. 0001104659-14-046263 on June 16, 2014.

(o)                                                                                 Not applicable.

(p)                                                                                 Joint Code of Ethics (as adopted March 2009 and as revised January 2012 and September 2015) for the Registrant, Motley Fool Asset Management, LLC and Motley Fool Wealth Management, LLC is filed herewith.

(q)                                                                                 Powers of Attorney for Denise Coursey, Randal Coon, Carl Verboncoeur, Kathleen O’Neil and Greg Haygood dated June 10, 2015 are filed herewith.

Item 29.                                                  Persons Controlled by or Under Common Control with the Registrant

Information about control persons, if any, can be found in the Statement of Additional Information.

Item 30.                                                  Indemnification

(a)                                 Article VII of the Registrant’s Declaration of Trust provides for indemnification of officers and Trustees as follows:

“Section 2.   Indemnification and Limitation of Liability.

The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Investment Adviser or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee’s performance of his duties as a Trustee of the Trust to the fullest extent

3

permitted by law; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Section 3.   Trustee’s Good Faith Action; Expert Advice; No Bond or Surety.

The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested.  A Trustee shall be liable to the Trust and to any Shareholder solely for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law.  The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.  The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

Section 4.   Insurance.

The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he becomes involved by virtue of his capacity or former capacity with the Trust.

The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy.  The policy provides coverage to the Registrant and its Trustees and officers, as well as the Adviser.  Coverage under the policy includes losses by reason of any actual or alleged error, omission, misstatement, misleading statement, neglect, breach of duty or negligent act.”

(b)               Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

4

Item 31.                                                  Business and Other Connections of Investment Adviser.

A description of any other business, profession, vocation, or employment of a substantial nature in which Motley Fool Asset Management, LLC and each director, officer, or partner of Motley Fool Asset Management, LLC  is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, employee, partner or trustee, is set forth in the Form ADV of Motley Fool Asset Management, LLC, as filed with the SEC on October, 26, 2015, and is incorporated herein by this reference.

Item 32.                                                  Principal Underwriter

(a)              Foreside Funds Distributors LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.              Aston Funds

2.              E.I.I. Realty Securities Trust

3.              FundVantage Trust

4.              GuideStone Funds

5.              Kalmar Pooled Investment Trust

6.              Matthews International Funds (d/b/a Matthews Asia Funds)

7.              Metropolitan West Funds

8.              The Motley Fool Funds Trust

9.              New Alternatives Fund

10.       Old Westbury Funds, Inc.

11.       The RBB Fund, Inc.

12.       The Torray Fund

13.       Versus Capital Multi-Manager Real Estate Income Fund LLC (f/k/a Versus Global Multi-Manager Real Estate Income Fund LLC)

(b)              The following are the Officers and Manager of the Distributor.  The Distributor’s main business address is 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312.

Name	Address	Position with Underwriter	Position with Registrant

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Susan K. Moscaritolo	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

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(c)                                  Not Applicable.

Item 33.                                                  Location of Accounts and Records

All accounts, books and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940, and the rules thereunder, are maintained at the following locations:

(1)         Motley Fool Asset Management, LLC, 2000 Duke Street, Suite 175, Alexandria, Virginia 22314 (records relating to its functions as investment adviser).

(2)         BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as administrator and transfer agent).

(3)         Foreside Funds Distributors LLC, 899 Cassatt Road, Berwyn, Pennsylvania 19312 (records relating to its functions as principal underwriter).

Item 34.                                                  Management Services

Not applicable.

Item 35.                                                  Undertakings

Not applicable.

6

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly cause this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Alexandria, and the Commonwealth of Virginia, on the 26th day of February, 2016.

The Motley Fool Funds Trust

By:	/s/ Denise Coursey
Denise Coursey
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Denise Coursey
Denise Coursey	President	February 26, 2016

/s/ Greg Haygood
Greg Haygood	Treasurer	February 26, 2016

Randal Coon*
Randal Coon	Trustee	February 26, 2016

Kathleen A. O’Neil*
Kathleen A. O’Neil	Trustee	February 26, 2016

Carl G. Verboncoeur*
Carl G. Verboncoeur	Trustee	February 26, 2016

*/s/ Denise Coursey
Denise Coursey

*     Attorney-in-Fact pursuant to powers of attorney for Randal Coon, Denise Coursey, Kathleen O’Neil and Carl Verboncoeur dated June 10, 2015.

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Exhibit Index

Number	Exhibit

EX-99.J	Consent of Tait, Weller & Baker LLP, independent registered public accounting firm for the Registrant

EX-99.P	Joint Code of Ethics for the Registrant, Motley Fool Asset Management, LLC and Motley Fool Wealth Management

EX-99.Q	Powers of Attorney

8